As filed on August 30, 1999                                   File No. 033-70154


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933              X
                                                                    ---
      Pre-Effective Amendment No.
                                   ---

      Post-Effective Amendment No.  17                               X
                                   ---                              ---

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      X
                                                                    ---

      Amendment No.   18                                             X
                     ---                                            ---


                     INVESCO VARIABLE INVESTMENT FUNDS, INC.
               (Exact Name of Registrant as Specified in Charter)
                  7800 E. Union Avenue, Denver, Colorado 80237
                    (Address of Principal Executive Offices)
                  P.O. Box 173706, Denver, Colorado 80217-3706
                                (Mailing Address)
       Registrant's Telephone Number, including Area Code: (303) 930-6300
                               Glen A. Payne, Esq.
                              7800 E. Union Avenue
                             Denver, Colorado 80237
                     (Name and Address of Agent for Service)
                                  ------------
                                   Copies to:
                           W. Randolph Thompson, Esq.
                         Of Counsel, Jones & Blouch LLP
                          1025 Thomas Jefferson St., NW
                                 Suite 405 West
                             Washington, D.C. 20007
                                  ------------
   Approximate Date of Proposed Public Offering: As soon as practicable after this post-effective amendment becomes effective.
It is proposed that this filing will become effective (check appropriate box)

_X_   immediately  upon  filing  pursuant  to  paragraph  (b)

___   on  ________, pursuant  to paragraph (b)
___   60 days after filing pursuant to paragraph (a)(1)
___   on  ____________,  pursuant to paragraph (a)(1)

___   75 days after filing  pursuant to paragraph  (a)(2)

___   on _________,  pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:
___ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PROSPECTUS | August 31, 1999

-------------------------------------------------------------------------------
YOU SHOULD KNOW WHAT INVESCO KNOWS (TM)
-------------------------------------------------------------------------------

INVESCO VARIABLE INVESTMENT FUNDS, INC.

INVESCO VIF-
FINANCIAL SERVICES FUND


A MUTUAL FUND SOLD EXCLUSIVELY TO INSURANCE COMPANY SEPARATE ACCOUNTS FOR VARIABLE ANNUITY AND VARIABLE LIFE INSURANCE CONTRACTS.




TABLE OF CONTENTS

Investment Goals And Strategies....................3
Fund Performance...................................4
Fees And Expenses..................................4
Investment Risks...................................5
Risks Associated With Particular Investments.......6
Temporary Defensive Positions......................10
Fund Management....................................10
The Portfolio Manager..............................10
Share Price........................................10
Taxes..............................................11
Dividends And Capital Gain Distributions...........11
Voting Rights......................................11





                                 [INVESCO ICON]
                                    INVESCO


 The Securities and Exchange Commission has not approved or disapproved the shares of this Fund. Likewise, the Commission has not determined if this Prospectus is truthful or complete. Anyone who tells you otherwise is committing a federal crime.

THIS PROSPECTUS WILL TELL YOU MORE ABOUT:

[KEY ICON]      Investment Objectives & Strategies

[ARROW ICON]    Potential Investment Risks

[GRAPH ICON]    Past Performance & Potential Advantages

[INVESCO ICON]  Working With INVESCO
================================================================================

[KEY ICON] INVESTMENT GOALS AND STRATEGIES

FOR MORE DETAILS ABOUT THE FUND'S CURRENT INVESTMENTS AND MARKET OUTLOOK, PLEASE SEE THE MOST RECENT ANNUAL OR SEMIANNUAL REPORT.


INVESCO Funds Group, Inc. ("INVESCO") is the investment adviser for the Fund. Together with our affiliated companies, we at INVESCO direct all aspects of the management of the Fund.


The Fund is used solely as an investment vehicle for variable annuity or variable life insurance contracts issued by certain life insurance companies. You cannot purchase shares of the Fund directly. As an owner of a variable annuity or variable life insurance contract that offers the Fund as an investment option, however, you may allocate your contract values to a separate account of the insurance company that invests in shares of the Fund.


Your variable annuity or variable life insurance contract is offered through its own prospectus, which contains information about that contract, including how to purchase the contract and how to allocate contract values to the Fund.


The Fund is aggressively managed. It invests primarily in equity securities that INVESCO believes will rise in price - and increase in value - faster than other investments, as well as options and other investments whose value is based upon the values of equity securities. It can also invest in debt securities.


The Fund normally invests primarily in the equity securities of companies involved in the financial services sector. This sector includes, among others, banks (regional and money-centers), insurance companies (life, property and casualty, and multiline), and investment and miscellaneous industries (asset managers, brokerage firms, and government-sponsored agencies). The remainder of the Fund's assets are not required to be invested in the sector. To determine whether a potential investment is truly doing business in the financial services sector, a company must meet at least one of the following tests:

o At least 50% of its gross income or its net sales must come from activities in the financial services sector;
o At least 50% of its assets must be devoted to producing revenues from the financial services sector; or
o Based on other available information, we determine that its primary business is within the financial services sector.


INVESCO uses a bottom-up investment approach to create the Fund's investment portfolio, focusing on company fundamentals and growth prospects when selecting securities. In general, the Fund emphasizes strongly managed companies that INVESCO believes will generate above-average growth rates for the next three to five years. We prefer markets and industries where leadership is in a few hands, and we tend to avoid slower-growing markets or industries.


We place a greater emphasis on companies that are increasing their revenue streams along with their earnings. We seek companies that we believe can grow their revenues and earnings regardless of the interest rate environment - although securities prices of financial services companies generally are interest rate-sensitive. We prefer companies that have both marketing expertise and superior technology, because INVESCO believes these companies are more likely to deliver products that match their customers' needs. We attempt to keep the portfolio holdings well diversified across the entire financial services sector. We adjust portfolio weightings depending on current economic conditions and relative valuations of securities.


[ARROW ICON] The Fund's investments are diversified across the financial services sector. However, because the Fund's investments are limited to a comparatively narrow segment of the economy, the portfolio is not as diversified as most mutual funds, and far less diversified than the broad securities markets. This means the Fund tends to be more volatile than many other mutual funds, and the value of its portfolio investments may tend to go up and down more rapidly. As a result, the value of your investment in the Fund may rise or fall rapidly.

Regulatory changes can significantly affect the sector and the Fund. In addition, the profitability of businesses in these industries depends heavily upon the availability and cost of money, and may fluctuate significantly in response to changes in interest rates, as well as changes in general economic conditions. From time to time, severe competition may also affect the profitability of these industries, and the insurance industry in particular.


Other principal risks involved in investing in the Fund are market, credit, debt securities, foreign securities, interest rate, duration, liquidity, derivatives, options and futures, counterparty and lack of timely information risks. These risks are described and discussed later in this Prospectus under the headings "Investment Risks" and "Risks Associated With Particular Investments." As with any other mutual fund, there is always a risk that you can lose money on your investment in the Fund.


[GRAPH ICON] FUND PERFORMANCE

The Fund is initially offered by this Prospectus, and therefore has no historical performance.

FEES AND EXPENSES

ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS


VIF-FINANCIAL SERVICES FUND
Management Fees                             0.75%
Distribution and Service (12b-1) Fees       None
Other Expenses(1)                           0.59%
                                           -------
Total Annual Fund Operating Expenses(1)     1.34%
                                           =======

(1)Based on estimated expenses for the current fiscal year which may be more or less than actual expenses. Actual expenses are not provided because the Fund did not begin a public offering of its shares until August 31, 1999. If necessary, certain Fund expenses will be absorbed by INVESCO for at least the first fiscal year of the Fund's operations in order to ensure that expenses for the Fund will not exceed 1.25% of the Fund's average net assets pursuant to an agreement between the Fund and INVESCO. After absorption, the Fund's "Other Expenses" and "Total Annual Fund Operating Expenses" for the fiscal year ending December 31, 1999 are estimated to be 0.50% and 1.25%, respectively, of the Fund's average net assets.

INVESCO has voluntarily agreed to absorb certain expenses of the Fund so that the Fund's total operating expenses do not exceed 1.25% of the Fund's average net assets. This commitment may be changed at any time following consultation with the board of directors.




EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds.

This Example assumes a $10,000 allocation to the Fund for the time periods indicated and does NOT reflect any of the fees or expenses of your variable annuity or variable insurance contract. The Example also assumes a hypothetical 5% return each year, and assumes that the Fund's operating expenses remain the same. Although the Fund's actual costs and performance may be higher or lower, based on these assumptions your costs would have been:




The following reflects the costs without the absorption of expenses:(1)

1 Year    3 Years
------    -------
 $136      $425


(1)THE FOLLOWING REFLECTS THE COSTS WITH THE ABSORPTION OF EXPENSES:

1 Year    3 Years
------    -------
$127      $397

[ARROW ICON] INVESTMENT RISKS

BEFORE ALLOCATING CONTRACT VALUES TO THE FUND, YOU SHOULD DETERMINE THE LEVEL OF RISK WITH WHICH YOU ARE COMFORTABLE. TAKE INTO ACCOUNT FACTORS LIKE YOUR AGE, CAREER, INCOME LEVEL, AND TIME HORIZON.

You should determine the level of risk with which you are comfortable before you allocate contract values to the Fund. The principal risks of any mutual fund, including the Fund, are:

NOT INSURED. Mutual funds are not insured by the Federal Deposit Insurance Corporation ("FDIC") or any other agency, unlike bank deposits such as CDs or savings accounts.

NO GUARANTEE. No mutual fund can guarantee that it will meet its investment objectives.

POSSIBLE LOSS OF INVESTMENT. A mutual fund cannot guarantee its performance, nor assure you that the market value of your investment will increase. You may lose the money you invest, and the Fund will not reimburse you for any of these losses.


VOLATILITY. The price of Fund shares will increase or decrease with changes in the value of the Fund's underlying investments and changes in the equity markets as a whole.


YEAR 2000. Many computer systems in use today may not be able to recognize any date after December 31, 1999. If these systems are not fixed by that date, it is possible that they could generate erroneous information or fail altogether. INVESCO has committed substantial resources in an effort to make sure that its own major computer systems will continue to function on and after January 1, 2000. Of course, INVESCO cannot fix systems that are beyond its control. If INVESCO's own systems, or the systems of third parties upon which it relies, do not perform properly after December 31, 1999, the Fund could be adversely affected.

In addition, the markets for, or values of, securities in which the Fund invests may possibly be hurt by computer failures affecting portfolio investments or trading of securities beginning January 1, 2000. For example, improperly functioning computer systems could result in securities trade settlement problems and liquidity issues, production issues for individual companies and overall economic uncertainties. Individual issuers may incur increased costs in making their own systems Year 2000 compliant. The combination of market uncertainty and increased costs means that there is a possibility that Year 2000 computer issues may adversely affect the Fund's investments.

[ARROW ICON] RISKS ASSOCIATED WITH PARTICULAR INVESTMENTS

You should consider the special factors associated with the policies discussed below in determining the appropriateness of allocating your contract values to the Fund. See the Statement of Additional Information for a discussion of additional risk factors.

POTENTIAL CONFLICTS
Although it is unlikely, there potentially may be differing interests involving the Fund among owners of variable annuity and variable life insurance contracts issued by different insurance companies, or even the same insurance company. INVESCO will monitor events for any potential conflicts.

MARKET RISK
Equity stock prices vary and may fall, thus reducing the value of the Fund's investments. Certain stocks selected for the Fund's portfolio may decline in value more than the overall stock market.


CREDIT RISK
The Fund may invest in debt instruments, such as notes, bonds and commercial paper. There is a possibility that the issuers of these instruments will be unable to meet interest payments or repay principal. Changes in the financial strength of an issuer may reduce the credit rating of its debt instruments and may affect their value.


DEBT SECURITIES Risk
Debt securities include bonds, notes and other securities that give the holder the right to receive fixed amounts of principal, interest, or both, on a date in the future or on demand. Debt securities also are often referred to as fixed-income securities, even if the rate of interest varies over the life of the security.


Debt securities are generally subject to credit risk and market risk. Credit risk is the risk that the issuer of the security may be unable to meet interest or principal payments, or both, as they come due. Market risk is the risk that the market value of the security may decline for a variety of reasons, including interest rate risks.

Moody's Investor Services, Inc. ("Moody's") and Standard & Poor's ("S&P") ratings provide a useful but not certain guide to the credit risk of many debt securities. The lower the rating of a debt security, the greater the credit risk the rating service assigns to the security. To compensate investors for accepting that greater risk, lower-rated securities tend to offer higher interest rates. Lower-rated debt securities are often referred to as "junk bonds." A debt security is considered lower grade if it is rated Ba or less by Moody's or BB or less by S&P and is usually considered to be speculative.


In addition to poor individual company performance in the marketplace or in its internal management, a significant economic downturn or increase in interest rates may cause issuers of debt securities to experience increased financial problems which could hurt their ability to pay principal and interest obligations, to meet projected business goals, and to obtain additional financing. These conditions more severely affect issuers of lower-rated debt securities. The market for lower-rated straight debt securities may not be as liquid as the market for higher-rated straight debt securities. Therefore, INVESCO attempts to limit purchases of lower-rated securities to securities having an established secondary market.


Debt securities rated Caa by Moody's may be in default or may present risks of non-payment of principal or interest. Lower-rated securities by S&P (categories BB, B and CCC) include those which are predominantly speculative because of the issuer's perceived capacity to pay interest and repay principal in accordance with their terms; BB indicates the lowest degree of speculation and CCC a high degree of speculation. While such bonds will likely have some quality and protective characteristics, these are usually outweighed by large uncertainties or major risk exposures to adverse conditions.


FOREIGN SECURITIES RISK

Investments in foreign and emerging markets carry special risks, including currency, political, regulatory and diplomatic risks. The Fund may invest up to 25% of its assets in securities of non-U.S. issuers.

     CURRENCY RISK. A change in the exchange rate between U.S. dollars and a foreign currency may reduce the value of the Fund's investment in a security valued in the foreign currency, or based on that currency value.

     POLITICAL RISK. Political actions, events or instability may result in unfavorable changes in the value of a security.

     REGULATORY RISK. Government regulations may affect the value of a security. In foreign countries, securities markets that are less regulated than those in the U.S. may permit trading practices that are not allowed in the U.S.

     DIPLOMATIC RISK. A change in diplomatic relations between the U.S. and a foreign country could affect the value or liquidity of investments.

     EUROPEAN ECONOMIC AND MONETARY UNION. Austria, Belgium, Finland, France, Germany, Ireland, Italy, Luxembourg, The Netherlands, Portugal and Spain are presently members of the European Economic and Monetary Union (the "EMU") which, as of January 1, 1999 adopted the euro as a common currency. The national currencies will be sub-currencies of the euro until July 1, 2002, at which time the old currencies will disappear entirely. Other European countries may adopt the euro in the future.

     The introduction of the euro presents some uncertainties and possible risks, which could adversely affect the value of securities held by the Fund.

     EMU countries, as a single market, may affect future investment decisions of the Fund. As the euro is implemented, there may be changes in the relative strength and value of the U.S. dollar and other major currencies, as well as possible adverse tax consequences. The euro transition by EMU countries - present and future - may affect the fiscal and monetary levels of those participating countries. There may be increased levels of price competition among business firms within EMU countries and between businesses in EMU and non-EMU countries. The outcome of these uncertainties could have unpredictable effects on trade and commerce and result in increased volatility for all financial markets.

INTEREST RATE RISK

Changes in interest rates will affect the resale value of debt securities held in the Fund's portfolio. In general, as interest rates rise, the resale value of debt securities decreases; as interest rates decline, the resale value of debt securities generally increases. Debt securities with longer maturities usually are more sensitive to interest rate movements.

DURATION RISK

Duration is a measure of a debt security's sensitivity to interest rate changes. Duration is usually expressed in terms of years, with longer durations usually more sensitive to interest rate fluctuations.

LIQUIDITY RISK

The Fund's portfolio is liquid if the Fund is able to sell the securities it owns at a fair price within a reasonable time. Liquidity is generally related to the market trading volume for a particular security. Investments in smaller companies or in foreign companies or companies in emerging markets are subject to a variety of risks, including potential lack of liquidity.

DERIVATIVES RISK

A derivative is a financial instrument whose value is "derived," in some manner, from the price of another security, index, asset or rate. Derivatives include options and futures contracts, among a wide range of other instruments. The principal risk of investments in derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. Some derivatives are more sensitive to interest rate changes and market price fluctuations than others. Also, derivatives are subject to counterparty risk.

OPTIONS AND FUTURES RISK

Options and futures are common types of derivatives that the Fund may occasionally use to hedge its investments. An option is the right to buy or sell a security or other instrument, index or commodity at a specific price on or before a specific date. A future is an agreement to buy or sell a security or other instrument, index or commodity at a specific price on a specific date.


COUNTERPARTY RISK

This is a risk associated primarily with repurchase agreements and some derivatives transactions. It is the risk that the other party in the transaction will not fulfill its contractual obligation to complete the transaction with the Fund.


LACK OF TIMELY INFORMATION RISK

Timely information about a security or its issuer may be unavailable, incomplete or inaccurate. This risk is more common to securities issued by foreign companies and companies in emerging markets than it is to the securities of U.S.-based companies.

The Fund generally invests in equity securities of companies that are related to financial services. However, in an effort to diversify its holdings and provide some protection against the risk of other investments, the Fund also may invest in other types of securities and other financial instruments, as indicated in the chart below. These investments, which at any given time may constitute a significant portion of the Fund's portfolio, have their own risks.

-----------------------------------------------------------------------------------------
 INVESTMENT                                                      RISKS
-----------------------------------------------------------------------------------------
 AMERICAN DEPOSITORY RECEIPTS (ADRS)                             Market, Information,
 These are securities issued by U.S. banks that represent        Political,Regulatory,
 shares of foreign corporations held by those                    Diplomatic, Liquidity,
 banks. Although traded in U.S. securities markets and           and Currency Risks
 valued in U.S. dollars, ADRs carry most of the risks
 of investing directly in foreign securities.
-----------------------------------------------------------------------------------------
 DEBT SECURITIES
 Securities issued by private companies or governments           Market, Credit,
 representing an obligation to pay interest and                  Interest Rate and
 to repay principal when the security                            Duration Risks
 matures.
-----------------------------------------------------------------------------------------
 FUTURES
 A futures contract is an agreement to buy or sell a             Market, Liquidity,
 specific amount of a financial instrument (such as an           and Options and
 index option) at a stated price on a stated date.  The          Futures Risks
 Fund may use futures  contracts to provide  liquidity
 and to hedge  portfolio value.
-----------------------------------------------------------------------------------------
 ILLIQUID SECURITIES
 Securities that cannot be sold quickly at fair value.           Liquidity Risk
-----------------------------------------------------------------------------------------

 OPTIONS
 The obligation or right to deliver or receive a security        Credit, Information,
 or other instrument, index or commodity or cash payment        Liquidity and
 depending on the price of the underlying security or the        Options and Futures
 performance of an index or other benchmark. Includes            Risks
 options on specific securities and stock indices, and
 stock index futures.  May be used in the Fund's
 portfolio to provide liquidity and hedge port folio
 value.

-----------------------------------------------------------------------------------------
 OTHER FINANCIAL INSTRUMENTS
 These may include forward contracts, swaps, caps, floors        Counterparty, Credit,
 and collars. They may be used to try to manage the  Fund's      Currency, Interest Rate,
 foreign currency exposure and other investment risks,           Liquidity, Market,
 which can cause its net asset value to rise or fall. The        and Regulatory Risks
 Fund may use these financial  instruments,  commonly known as
 "derivatives,"  to  increase or decrease  its  exposure to
 changing  securities prices, interest rates, currency exchange rates or other factors.
-----------------------------------------------------------------------------------------
 REPURCHASE AGREEMENT
 A contract under which the seller of a security agrees          Credit and Counterparty
 to buy it back at an agreed-upon price and time in the          Risks
 future.
-----------------------------------------------------------------------------------------
 RULE 144A SECURITIES
 Securities that are not registered, but which are bought        Liquidity Risk
 and sold solely by institutional  investors. The Fund
 considers many Rule 144A securities to be "liquid,"
 although the market for such securities typically is
 less active than the public securities markets.
-----------------------------------------------------------------------------------------

[ARROW ICON] TEMPORARY DEFENSIVE POSITIONS

When securities markets or economic conditions are unfavorable or unsettled, we might try to protect the assets of the Fund by investing in securities that are highly liquid such as high quality money market instruments, like short-term U.S. government obligations, commercial paper or repurchase agreements. We have the right to invest up to 100% of the Fund's assets in these securities, although we are unlikely to do so. Even though the securities purchased for defensive purposes often are considered the equivalent of cash, they also have their own risks. Investments that are highly liquid or comparatively safe tend to offer lower returns. Therefore, the Fund's performance could be comparatively lower if it concentrates in defensive holdings.

[INVESCO ICON] FUND MANAGEMENT


INVESCO IS A SUBSIDIARY OF AMVESCAP PLC, AN INTERNATIONAL INVESTMENT MANAGEMENT COMPANY THAT MANAGES MORE THAN $296 BILLION IN ASSETS WORLDWIDE. AMVESCAP IS BASED IN LONDON, WITH MONEY MANAGERS LOCATED IN EUROPE, NORTH AND SOUTH AMERICA, AND THE FAR EAST.


THE INVESTMENT ADVISER


INVESCO, located at 7800 East Union Avenue, Denver, Colorado, is the investment adviser of the Fund. INVESCO was founded in 1932 and manages over $24 billion for more than 924,000 shareholders of 42 INVESCO mutual funds. INVESCO performs a wide variety of other services for the Funds, including administrative and transfer agency functions (the processing of purchases, sales and exchanges of Fund shares).


A wholly owned subsidiary of INVESCO, INVESCO Distributors, Inc. ("IDI"), is the Fund's distributor and is responsible for the sale of the Fund's shares.

INVESCO and IDI are subsidiaries of AMVESCAP PLC.


The Fund had not paid any advisory fees as of December 31, 1998, as it did not commence operations until August 31, 1999.


[INVESCO ICON] THE PORTFOLIO MANAGER

The following individual is responsible for the day-to-day management of the Fund's portfolio holdings:

JEFFREY G. MORRIS, a Chartered Financial Analyst, has been the portfolio manager of the Fund since 1999. Jeff also manages INVESCO Financial Services Fund and is a vice president of INVESCO. He joined INVESCO in 1992 and served as a research analyst from 1994 to 1995. Jeff received an M.S. in Finance from the University of Colorado-Denver and a B.S. in Business Administration from Colorado State University.

Jeff Morris is a member of INVESCO's Sector Team, which is co-led by William R. Keithler and John R. Schroer.

[INVESCO ICON] SHARE PRICE

CURRENT  MARKET  VALUE OF FUND ASSETS
+ ACCRUED  INTEREST  AND  DIVIDENDS
- FUND DEBTS,
INCLUDING ACCRUED EXPENSES
--------------------------
/ NUMBER OF SHARES
= YOUR SHARE PRICE (NAV).


The value of Fund shares is likely to change daily. This value is known as the Net Asset Value per share, or NAV. INVESCO determines the market value of each investment in the Fund's portfolio each day that the New York Stock Exchange ("NYSE") is open, at the close of trading on that exchange (normally, 4:00 p.m. Eastern time). Therefore, shares of the Fund are not priced on days when the NYSE is closed, which generally is on weekends and national holidays in the U.S.

NAV is calculated by adding together the current market price of all of the Fund's investments and other assets, including accrued interest and dividends; subtracting the Fund's debts, including accrued expenses; and dividing that dollar amount by the total number of the Fund's outstanding shares. Share price is based on the next calculation of NAV after the order is received in proper form by the Fund.

Foreign securities exchanges, which set the prices for foreign securities held by the Fund, are not always open the same days as the NYSE, and may be open for business on days the NYSE is not. For example, Thanksgiving Day is a holiday observed by the NYSE and not by overseas exchanges. In this situation, the Fund would not calculate NAV on Thanksgiving Day (and INVESCO would not buy, sell or exchange shares on that day), even though activity on foreign exchanges could result in changes in the value of investments held by the Fund on that day.


[GRAPH ICON] TAXES

The Fund has elected to be taxed as a "regulated investment company" under the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended ("the Code"). If the Fund continues to qualify as a regulated investment company and complies with the appropriate provisions of the Code, it will pay no federal income taxes on the amounts it distributes.

Because the shareholders of the Fund are insurance companies (such as the one that issues your contract), no discussion of the federal income tax consequences to shareholders is included here. For information about the federal tax consequences of purchasing the contracts, see the prospectus for your contract.

[GRAPH ICON] DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS

NET INVESTMENT INCOME AND NET REALIZED CAPITAL GAINS ARE DISTRIBUTED TO SHAREHOLDERS AT LEAST ANNUALLY.

The Fund intends to distribute substantially all of its net investment income, if any, in dividends to its shareholders. For dividend purposes, net investment income consists of all dividends or interest earned by the Fund's investments, minus the Fund's expenses (including the advisory fee). All of the Fund's net realized capital gains, if any, are distributed periodically, at least once a year. All dividends and distributions of the Fund are reinvested in additional shares of the Fund at net asset value.

[INVESCO ICON] VOTING RIGHTS

Since the shares of the Fund are owned by your insurance company and not by you directly, you will not vote shares of the Fund. Your insurance company will vote the shares that it holds as required by state and federal law. Your contract prospectus contains more information on your rights to instruct your insurance company how to vote Fund shares held in connection with your contract.

AUGUST 31, 1999


INVESCO VARIABLE INVESTMENT FUNDS, INC.
INVESCO VIF-FINANCIAL SERVICES FUND

You may obtain additional information about the Fund from several sources:

FINANCIAL REPORTS. Although this Prospectus describes the Fund's anticipated investments and operations, the Fund also prepares annual and semiannual reports that detail the Fund's actual investments at the report date. These reports include discussion of the Fund's recent performance, as well as market and general economic trends affecting the Fund's performance. The annual report also includes the report of the Fund's independent accountants.


STATEMENT OF ADDITIONAL INFORMATION. The SAI, dated August 31, 1999, is a supplement to this Prospectus, and has detailed information about the Fund and its investment policies and practices. A current SAI for the Fund is on file with the Securities and Exchange Commission and is incorporated in this Prospectus by reference; in other words, the SAI is legally a part of this Prospectus, and you are considered to be aware of the contents of the SAI.


INTERNET. The current Prospectus of the Fund may be accessed through the INVESCO Web site at www.invesco.com. In addition, the Prospectus, SAI, annual report and semiannual report of the Fund are available on the SEC Web site at www.sec.gov.

To obtain a free copy of the current Prospectus, SAI, annual report or semiannual report, write to INVESCO Distributors, Inc., P.O. Box 173706, Denver, Colorado 80217-3706; or call 1-800-525-8085. Copies of these materials are also available (with a copying charge) from the SEC's Public Reference Section at 450 Fifth Street, N.W., Washington, D.C. Information on the Public Reference Section can be obtained by calling 1-800-SEC-0330. The SEC file numbers for the Fund are 811-8038 and 033-70154.














811-8038

PROSPECTUS | August 31, 1999

--------------------------------------------------------------------------------
YOU SHOULD KNOW WHAT INVESCO KNOWS (TM)
--------------------------------------------------------------------------------


INVESCO VARIABLE INVESTMENT FUNDS, INC.

INVESCO VIF-
MARKET NEUTRAL EQUITY FUND


A MUTUAL FUND SOLD EXCLUSIVELY TO INSURANCE COMPANY SEPARATE ACCOUNTS FOR VARIABLE ANNUITY AND VARIABLE LIFE INSURANCE CONTRACTS.



TABLE OF CONTENTS

Investment Goals And Strategies...............................................14
Fund Performance..............................................................15
Fees And Expenses.............................................................15
Investment Risks..............................................................16
Risks Associated With Particular Investments..................................16
Temporary Defensive Positions.................................................18
Fund Management...............................................................18
The Portfolio Manager.........................................................18
Share Price...................................................................18
Taxes.........................................................................19
Dividends And Capital Gain Distributions......................................19
Voting Rights.................................................................19




                                 [INVESCO ICON]
                                    INVESCO

 The Securities and Exchange Commission has not approved or disapproved the shares of this Fund. Likewise, the Commission has not determined if this Prospectus is truthful or complete. Anyone who tells you otherwise is committing a federal crime.

THIS PROSPECTUS WILL TELL YOU MORE ABOUT:

[KEY ICON]      Investment Objectives & Strategies

[ARROW ICON]    Potential Investment Risks

[GRAPH ICON]    Past Performance & Potential Advantages

[INVESCO ICON]  Working With INVESCO
================================================================================

[KEY ICON] INVESTMENT GOALS AND STRATEGIES

FOR MORE DETAILS ABOUT THE FUND'S CURRENT INVESTMENTS AND MARKET OUTLOOK, PLEASE SEE THE MOST RECENT ANNUAL OR SEMIANNUAL REPORT.


INVESCO Funds Group, Inc. ("INVESCO") is the investment adviser for the Fund. Together with our affiliated companies, we at INVESCO direct all aspects of the management of the Fund.


The Fund is used solely as an investment vehicle for variable annuity or variable life insurance contracts issued by certain life insurance companies. You cannot purchase shares of the Fund directly. As an owner of a variable annuity or variable life insurance contract that offers the Fund as an investment option, however, you may allocate your contract values to a separate account of the insurance company that invests in shares of the Fund.


Your variable annuity or variable life insurance contract is offered through its own prospectus, which contains information about that contract, including how to purchase the contract and how to allocate contract values to the Fund.

The objective of the Fund is to seek a total rate of return greater than that of the Standard & Poor's 500 Composite Stock Price Index, an unmanaged index consisting of the stocks of large companies. The Fund attempts to achieve its investment objective by using a management style known as "market neutral."

Under this management style, the Fund constructs two portfolios of common stocks. Each portfolio consists of stocks of approximately 100 large companies that trade on U.S. exchanges. INVESCO purchases stocks which it expects will increase in price for one portfolio, and borrows and sells stocks that it expects will decline in price relative to the average owned stock position. The process of borrowing and selling the borrowed securities is known as "shorting" or "selling short" a security. The performance of the portfolio of owned stocks relative to the performance of the portfolio of borrowed and sold stocks provides the Fund with its return relative to the S&P 500.

In a rising market, the value of the securities owned by the Fund should increase. Although the value of the short portfolio should also increase, if the value of the owned securities rises more than the value of the short portfolio, the Fund should generate a better return than the S&P 500 Index. In a falling market, both owned and borrowed stocks should decline in price, but if the owned stocks decline less than the borrowed stocks, the Fund should also generate a better return than the S&P 500 Index.

The Fund diversifies the two portfolios by market exposure, industry and economic sector. INVESCO seeks to manage the two portions of the Fund's portfolio so that securities owned by the Fund have similar risk characteristics to the stocks borrowed and sold short. The Fund has a portion of its assets in short-term reserves, primarily U.S. Treasury bills. Some of the cash held by the Fund will be used as initial margin for purchases of S&P 500 Stock index futures contracts.

In attempting to determine which stocks will outperform and which will underperform, INVESCO evaluates more than 500 large companies on a weekly basis. INVESCO analyzes the earnings momentum, value, fundamental stability and price strength of each company. The result is an estimate of the expected monthly return of each stock.

[ARROW ICON] The principal risk involved in investing in the Fund is that INVESCO will not be able to predict accurately which stocks will outperform and which ones will underperform. Due to market activity, the portfolio of owned securities and the portfolio of borrowed and sold securities may produce a complete loss of Fund capital. Such a loss could occur, for example, if the portfolio of owned securities rapidly lost value and the portfolio of securities sold short rapidly grew in value without an opportunity for INVESCO to rebalance the portfolio. To the extent that the characteristics of the stocks the Fund buys and those it borrows do not match at any given time, the Fund will not be neutral to market movements and the price movements of specific industries and sectors within the markets, and the Fund's losses may exceed those of other mutual funds. In addition, because the practice of selling short has an inherent risk and because any specific short sale has the potential for unlimited loss, INVESCO seeks to minimize this potential risk by diversifying the two portfolios.

Other principal risks involved in investing in the Fund are short sales, S&P 500 futures contracts, counterparty and market risks. These risks are described and discussed later in this Prospectus under the headings "Investment Risks" and "Risks Associated With Particular Investments." As with any other mutual fund, there is always a risk that you can lose money on your investment in the Fund.


[GRAPH ICON] FUND PERFORMANCE

The Fund is initially offered by this Prospectus, and therefore has no historical performance.

FEES AND EXPENSES

ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS


VIF- MARKET NEUTRAL EQUITY FUND
Management Fees                            0.75%
Distribution and Service (12b-1) Fees      None
Other Expenses(1)                          0.59%
                                           -----
Total Annual Fund Operating Expenses(1)    1.34%
                                           =====

(1) Based on estimated expenses for the current fiscal year which may be more or less than actual expenses. Actual expenses are not provided because the Fund did not begin a public offering of its shares until AUGUST 31, 1999. If necessary, certain Fund expenses will be absorbed by INVESCO for at least the first fiscal year of the Fund's operations in order to ensure that expenses for the Fund will not exceed 1.25% of the Fund's average net assets pursuant to an agreement between the Fund and INVESCO. After absorption, the Fund's "Other Expenses" and "Total ANNUAL Fund Operating Expenses" for the fiscal year ending December 31, 1999 are estimated to be 0.50% and 1.25%, respectively, of the Fund's average net assets.

INVESCO has voluntarily agreed to absorb certain expenses of the Fund so that the Fund's total operating expenses do not exceed 1.25% of the Fund's average net assets. This commitment may be changed at any time following consultation with the board of directors.


EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds.

This Example assumes a $10,000 allocation to the Fund for the time periods indicated and does NOT reflect any of the fees or expenses of your variable annuity or variable insurance contract. The Example also assumes a hypothetical 5% return each year, and assumes that the Fund's operating expenses remain the same. Although the Fund's actual costs and performance may be higher or lower, based on these assumptions your costs would have been:


The following reflects the costs without the absorption of expenses:(1)

1 Year    3 Years
------    -------
 $136      $425


(1)The following reflects the costs with the absorption of expenses:

1 Year    3 Years
------    -------
$127      $397

[ARROW ICON] INVESTMENT RISKS

BEFORE ALLOCATING CONTRACT VALUES TO THE FUND, YOU SHOULD DETERMINE THE LEVEL OF RISK WITH WHICH YOU ARE COMFORTABLE. TAKE INTO ACCOUNT FACTORS LIKE YOUR AGE, CAREER, INCOME LEVEL, AND TIME HORIZON.

You should determine the level of risk with which you are comfortable before you allocate contract values to the Fund. The principal risks of any mutual fund, including the Fund, are:

NOT INSURED. Mutual funds are not insured by the Federal Deposit Insurance Corporation ("FDIC") or any other agency unlike bank deposits such as CDs or savings accounts.

NO GUARANTEE. No mutual fund can guarantee that it will meet its investment objectives.

POSSIBLE LOSS OF INVESTMENT. A mutual fund cannot guarantee its performance, nor assure you that the market value of your investment will increase. You may lose the money you invest, and the Fund will not reimburse you for any of these losses.


VOLATILITY. The price of Fund shares will increase or decrease with changes in the value of the Fund's underlying investments and changes in the equity markets as a whole.


YEAR 2000. Many computer systems in use today may not be able to recognize any date after December 31, 1999. If these systems are not fixed by that date, it is possible that they could generate erroneous information or fail altogether. INVESCO has committed substantial resources in an effort to make sure that its own major computer systems will continue to function on and after January 1, 2000. Of course, INVESCO cannot fix systems that are beyond its control. If INVESCO's own systems, or the systems of third parties upon which it relies, do not perform properly after December 31, 1999, the Fund could be adversely affected.

In addition, the markets for, or values of, securities in which the Fund invests may possibly be hurt by computer failures affecting portfolio investments or trading of securities beginning January 1, 2000. For example, improperly functioning computer systems could result in securities trade settlement problems and liquidity issues, production issues for individual companies and overall economic uncertainties. Individual issuers may incur increased costs in making their own systems Year 2000 compliant. The combination of market uncertainty and increased costs means that there is a possibility that Year 2000 computer issues may adversely affect the Fund's investments.

[ARROW ICON] RISKS ASSOCIATED WITH PARTICULAR INVESTMENTS

You should consider the special factors associated with the policies discussed below in determining the appropriateness of allocating your contract values to the Fund. See the Statement of Additional Information for a discussion of additional risk factors.

POTENTIAL CONFLICTS

Although it is unlikely, there potentially may be differing interests involving the Fund among owners of variable annuity and variable life insurance contracts issued by different insurance companies, or even the same insurance company. INVESCO will monitor events for any potential conflicts.


SHORT SALES RISK

A principle investment technique of the Fund is to "sell short" significant amounts of securities. In a short sale, the Fund sells a security it does not own in expectation that its price will decline relative to the average owned position by the time it closes out a short position. The Fund borrows the security from a third party, and is obligated to replace the borrowed security.

When the Fund sells a security short, it borrows the security in order to enter into the short sale transaction and the proceeds of the sale may be used by the Fund as security for the borrowing, to the extent necessary to meet margin requirements. The Fund may also be required to pay a premium to borrow the security.

Moreover, the Fund is required to maintain a segregated account with a broker or a custodian consisting of cash or highly liquid securities. Until the borrowed security is replaced, the Fund will maintain this account at a level so that the amount deposited in the account, plus the collateral deposited with the broker, will equal the current market value of the securities sold short.

S&P 500 FUTURES CONTRACTS RISK

The Fund normally invests in S&P 500 Index futures contracts and the Fund will be fully exposed to price movements in the S&P 500. Although investments in S&P 500 Index futures contracts are made for hedging purposes, they involve certain risks. The hedging strategy may not be succesful and the Fund may lose money on its futures positions. Although there presently is a significant market for S&P 500 Index futures contracts, if in the future there is no market for a futures contract, the Fund may have to hold the contract until exercise or expiration, which could result in losses. S&P 500 futures contracts are settled in cash.

COUNTERPARTY RISK

The Fund trades its owned securities on the basis of "blind principal" bids. This type of trading involves stock price guarantees by brokers that trades will be implemented at closing market prices. Although stock guarantees are usually met, there is a possibility that they may not be.

MARKET RISK

Equity stock prices vary. Variations in stock prices could have a significant impact on the Fund's overall portfolio, because of the Fund's futures positions and fluctuations in the valuation of the portfolio of owned securities compared to the portfolio of securities sold short.


[ARROW ICON] TEMPORARY DEFENSIVE POSITIONS

When securities markets or economic conditions are unfavorable or unsettled, we might try to protect the assets of the Fund by investing in securities that are highly liquid such as high quality money market instruments, like short-term U.S. government obligations, commercial paper or repurchase agreements. We have the right to invest up to 100% of the Fund's assets in these securities, although we are unlikely to do so. Even though the securities purchased for defensive purposes often are considered the equivalent of cash, they also have their own risks. Investments that are highly liquid or comparatively safe tend to offer lower returns. Therefore, the Fund's performance could be comparatively lower if it concentrates in defensive holdings.

[INVESCO ICON] FUND MANAGEMENT


INVESCO IS A SUBSIDIARY OF AMVESCAP PLC, AN INTERNATIONAL INVESTMENT MANAGEMENT COMPANY THAT MANAGES MORE THAN $296 BILLION IN ASSETS WORLDWIDE. AMVESCAP IS BASED IN LONDON, WITH MONEY MANAGERS LOCATED IN EUROPE, NORTH AND SOUTH AMERICA, AND THE FAR EAST.

THE INVESTMENT ADVISER

INVESCO, located at 7800 East Union Avenue, Denver, Colorado, is the investment adviser of the Fund. INVESCO was founded in 1932 and manages over $24 billion for more than 924,000 shareholders of 42 INVESCO mutual funds. INVESCO performs a wide variety of other services for the Funds, including administrative and transfer agency functions (the processing of purchases, sales and exchanges of Fund shares).


INVESCO (NY), Inc. ("INY"), 1166 Avenue of the Americas, New York, New York 10036, is the sub-adviser to the Fund.

A wholly owned subsidiary of INVESCO, INVESCO Distributors, Inc. ("IDI"), is the Fund's distributor and is responsible for the sale of the Fund's shares.

INVESCO, INY and IDI are subsidiaries of AMVESCAP PLC.


The Fund had not paid any advisory fees as of December 31, 1998, as it did not commence operations until August 31, 1999.


[INVESCO ICON] THE PORTFOLIO MANAGER

The Fund is managed on a day to day basis by INY, which serves as sub-adviser to the Fund. INY uses a team management approach, which means that a group of portfolio managers makes collective investment decisions for the Fund.

[INVESCO ICON] SHARE PRICE

CURRENT  MARKET  VALUE OF FUND ASSETS
+ ACCRUED  INTEREST  AND  DIVIDENDS
- FUND DEBTS,
INCLUDING ACCRUED EXPENSES
---------------------------
/ NUMBER OF SHARES
= YOUR SHARE PRICE (NAV).


The value of Fund shares is likely to change daily. This value is known as the Net Asset Value per share, or NAV. INVESCO determines the market value of each investment in the Fund's portfolio each day that the New York Stock Exchange ("NYSE") is open, at the close of trading on that exchange (normally, 4:00 p.m. Eastern time). Therefore, shares of the Fund are not priced on days when the NYSE is closed, which generally is on weekends and national holidays in the U.S.

NAV is calculated by adding together the current market value of all of the Fund's investments and other assets, including accrued interest and dividends; subtracting the Fund's debts, including accrued expenses; and dividing that dollar amount by the total number of the Fund's outstanding shares. Share price is based on the next calculation of NAV after the order is received in proper form by the Fund.





[GRAPH ICON] TAXES

The Fund has elected to be taxed as a "regulated investment company" under the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended ("the Code"). If the Fund continues to qualify as a regulated investment company and complies with the appropriate provisions of the Code, it will pay no federal income taxes on the amounts it distributes.

Because the shareholders of the Fund are insurance companies (such as the one that issues your contract), no discussion of the federal income tax consequences to shareholders is included here. For information about the federal tax consequences of purchasing the contracts, see the prospectus for your contract.

[GRAPH ICON] DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS

NET INVESTMENT INCOME AND NET REALIZED CAPITAL GAINS ARE DISTRIBUTED TO SHAREHOLDERS AT LEAST ANNUALLY.

The Fund intends to distribute substantially all of its net investment income, if any, in dividends to its shareholders. For dividend purposes, net investment income consists of all dividends or interest earned by the Fund's investments, minus the Fund's expenses (including the advisory fee). All of the Fund's net realized capital gains, if any, are distributed periodically, at least once a year. All dividends and distributions of the Fund are reinvested in additional shares of the Fund at net asset value.

[INVESCO ICON] VOTING RIGHTS

Since the shares of the Fund are owned by your insurance company and not by you directly, you will not vote shares of the Fund. Your insurance company will vote the shares that it holds as required by state and federal law. Your contract prospectus contains more information on your rights to instruct your insurance company how to vote Fund shares held in connection with your contract.

AUGUST 31, 1999

INVESCO VARIABLE INVESTMENT FUNDS, INC.
INVESCO VIF-MARKET NEUTRAL EQUITY FUND


You may obtain additional information about the Fund from several sources:

FINANCIAL REPORTS. Although this Prospectus describes the Fund's anticipated investments and operations, the Fund also prepares annual and semiannual reports that detail the Fund's actual investments at the report date. These reports include discussion of the Fund's recent performance, as well as market and general economic trends affecting the Fund's performance. The annual report also includes the report of the Fund's independent accountants.


STATEMENT OF ADDITIONAL INFORMATION. The SAI, dated August 31, 1999, is a supplement to this Prospectus, and has detailed information about the Fund and its investment policies and practices. A current SAI for the Fund is on file with the Securities and Exchange Commission and is incorporated in this Prospectus by reference; in other words, the SAI is legally a part of this Prospectus, and you are considered to be aware of the contents of the SAI.


INTERNET. The current Prospectus of the Fund may be accessed through the INVESCO Web site at www.invesco.com. In addition, the Prospectus, SAI, annual report and semiannual report of the Fund are available on the SEC Web site at www.sec.gov.

To obtain a free copy of the current Prospectus, SAI, annual report or semiannual report, write to INVESCO Distributors, Inc., P.O. Box 173706, Denver, Colorado 80217-3706; or call 1-800-525-8085. Copies of these materials are also available (with a copying charge) from the SEC's Public Reference Section at 450 Fifth Street, N.W., Washington, D.C. Information on the Public Reference Section can be obtained by calling 1-800-SEC-0330. The SEC file numbers for the Fund are 811-8038 and 033-70154.
















811-8038

PROSPECTUS | August 31, 1999

-------------------------------------------------------------------------------
YOU SHOULD KNOW WHAT INVESCO KNOWS (TM)
-------------------------------------------------------------------------------

INVESCO VARIABLE INVESTMENT FUNDS, INC.

INVESCO VIF-
TELECOMMUNICATIONS FUND


A MUTUAL FUND SOLD EXCLUSIVELY TO INSURANCE COMPANY SEPARATE ACCOUNTS FOR VARIABLE ANNUITY AND VARIABLE LIFE INSURANCE CONTRACTS.



TABLE OF CONTENTS

Investment Goals And Strategies...............................................22
Fund Performance..............................................................23
Fees And Expenses.............................................................23
Investment Risks..............................................................24
Risks Associated With Particular Investments..................................24
Temporary Defensive Positions.................................................29
Fund Management...............................................................29
The Portfolio Manager.........................................................29
Share Price...................................................................30
Taxes.........................................................................30
Dividends And Capital Gain Distributions......................................30
Voting Rights.................................................................30




                                 [INVESCO ICON]
                                     INVESCO

The Securities and Exchange Commission has not approved or disapproved the shares of this Fund. Likewise, the Commission has not determined if this Prospectus is truthful or complete. Anyone who tells you otherwise is committing a federal crime.

THIS PROSPECTUS WILL TELL YOU MORE ABOUT:

[KEY ICON]      Investment Objectives & Strategies

[ARROW ICON]    Potential Investment Risks

[GRAPH ICON]    Past Performance & Potential Advantages

[INVESCO ICON]  Working With INVESCO
================================================================================

[KEY ICON] INVESTMENT GOALS AND STRATEGIES

FOR MORE DETAILS ABOUT THE FUND'S CURRENT INVESTMENTS AND MARKET OUTLOOK, PLEASE SEE THE MOST RECENT ANNUAL OR SEMIANNUAL REPORT.


INVESCO Funds Group, Inc. ("INVESCO") is the investment adviser for the Fund. Together with our affiliated companies, we at INVESCO direct all aspects of the management of the Fund.


The Fund is used solely as an investment vehicle for variable annuity or variable life insurance contracts issued by certain life insurance companies. You cannot purchase shares of the Fund directly. As an owner of a variable annuity or variable life insurance contract that offers the Fund as an investment option, however, you may allocate your contract values to a separate account of the insurance company that invests in shares of the Fund.


Your variable annuity or variable life insurance contract is offered through its own prospectus, which contains information about that contract, including how to purchase the contract and how to allocate contract values to the Fund.

The Fund is aggressively managed. It invests primarily in equity securities that INVESCO believes will rise in price -- and increase in value -- faster than other investments, as well as options and other investments whose value is based upon the values of equity securities. It can also invest in debt securities. Above-average current income is an additional consideration in the Fund's investments.

The Fund normally invests primarily in the equity securities of companies that are engaged in the design, development, manufacture, distribution, or sale of communications services and equipment, and companies that are involved in developing, constructing, or operating communications infrastructure projects throughout the world, or in supplying equipment or services to such companies.

The telecommunications sector includes companies that offer telephone services, wireless communications, satellite communications, television and movie programming, broadcasting, internet access and are involved in infrastructure projects. Infrastructure projects may include communications, as well as utilities, natural gas and oil pipelines, and transportation projects such as airports, railroads and highways. To determine whether a potential investment is doing business in the telecommunications sector, a company must meet at least one of the following tests:

o At least 50% of its gross income or its net sales must come from activities in the telecommunications sector;
o At least 50% of its assets must be devoted to producing revenues from the telecommunications sector; or
o Based on other available information, we determine that its primary business is within the telecommunications sector.

INVESCO uses a bottom-up investment approach to create the Fund's investment portfolio, focusing on company fundamentals and growth prospects when selecting securities. We select stocks based on projected total return for individual companies, while also analyzing country-specific factors that might affect stock performance or influence company valuation. Normally, the Fund will invest primarily in companies located in at least three different countries, although U.S. issuers will often dominate the portfolio.


We prefer markets and industries where leadership is in a few hands, and we tend to avoid slower-growing markets or industries. The Fund's portfolio emphasizes strongly managed market leaders, with a lesser weighting on smaller, faster-growing companies which offer new products or services and/or are increasing their market shares.

[ARROW   ICON]   The   Fund's    investments   are   diversified   across   the
telecommunications sector. However, because the Fund's investments are limited to a comparatively narrow segment of the economy, the portfolio is not as diversified as most mutual funds, and far less diversified than the broad securities markets. This means the Fund tends to be more volatile than many other mutual funds, and the value of its portfolio investments may tend to go up and down more rapidly. As a result, the value of your investment in the Fund may rise or fall rapidly. The telecommunications sector is highly regulated, and changes in government regulation can play a significant role in the prospects of the sector or specific markets within the telecommunications sector.

Other principal risks involved in investing in the Fund are market, credit, debt securities, foreign securities, interest rate, liquidity, derivatives, counterparty and lack of timely information risks. These risks are described and discussed later in this Prospectus under the headings "Investment Risks" and "Risks Associated With Particular Investments." As with any other mutual fund, there is always a risk that you can lose money on your investment in the Fund.


[GRAPH ICON] FUND PERFORMANCE

The Fund is initially offered by this Prospectus, and therefore has no historical performance.

FEES AND EXPENSES

ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS


VIF-TELECOMMUNICATIONS FUND
Management Fees                            0.75%
Distribution and Service (12b-1) Fees      None
Other Expenses(1)                          0.59%
                                           -----
Total Annual Fund Operating Expenses(1)    1.34%
                                           =====

(1) Based on estimated expenses for the current fiscal year which may be more or less than actual expenses. Actual expenses are not provided because the Fund did not begin a public offering of its shares until August 31, 1999. If necessary, certain Fund expenses will be absorbed by INVESCO for at least the first fiscal year of the Fund's operations in order to ensure that expenses for the Fund will not exceed 1.25% of the Fund's average net assets pursuant to an agreement between the Fund and INVESCO. After absorption, the Fund's "Other Expenses" and "Total Annual Fund Operating Expenses" for the fiscal year ending December 31, 1999 are estimated to be 0.50% and 1.25%, respectively, of the Fund's average net assets.

INVESCO has voluntarily agreed to absorb certain expenses of the Fund so that the Fund's total operating expenses do not exceed 1.25% of the Fund's average net assets. This commitment may be changed at any time following consultation with the board of directors.


EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds.

This Example assumes a $10,000 allocation to the Fund for the time periods indicated and does NOT reflect any of the fees or expenses of your variable annuity or variable insurance contract. The Example also assumes a hypothetical 5% return each year, and assumes that the Fund's operating expenses remain the same. Although the Fund's actual costs and performance may be higher or lower, based on these assumptions your costs would have been:


The following reflects the costs without the absorption of expenses:(1)

1 Year    3 Years
------    -------
 $136      $425


(1)The following reflects the costs with the absorption of expenses:

1 Year    3 Years
------    -------
$127      $397

[ARROW ICON] INVESTMENT RISKS

BEFORE ALLOCATING CONTRACT VALUES TO THE FUND, YOU SHOULD DETERMINE THE LEVEL OF RISK WITH WHICH YOU ARE COMFORTABLE. TAKE INTO ACCOUNT FACTORS LIKE YOUR AGE, CAREER, INCOME LEVEL, AND TIME HORIZON.

You should determine the level of risk with which you are comfortable before you allocate contract values to the Fund. The principal risks of any mutual fund, including the Fund, are:

NOT INSURED. Mutual funds are not insured by the Federal Deposit Insurance Corporation ("FDIC") or any other agency, unlike bank deposits such as CDs or savings accounts.

NO GUARANTEE. No mutual fund can guarantee that it will meet its investment objectives.

POSSIBLE LOSS OF INVESTMENT. A mutual fund cannot guarantee its performance, nor assure you that the market value of your investment will increase. You may lose the money you invest, and the Fund will not reimburse you for any of these losses.


VOLATILITY. The price of Fund shares will increase or decrease with changes in the value of the Fund's underlying investments and changes in the equity markets as a whole.


YEAR 2000. Many computer systems in use today may not be able to recognize any date after December 31, 1999. If these systems are not fixed by that date, it is possible that they could generate erroneous information or fail altogether. INVESCO has committed substantial resources in an effort to make sure that its own major computer systems will continue to function on and after January 1, 2000. Of course, INVESCO cannot fix systems that are beyond its control. If INVESCO's own systems, or the systems of third parties upon which it relies, do not perform properly after December 31, 1999, the Fund could be adversely affected.

In addition, the markets for, or values of, securities in which the Fund invests may possibly be hurt by computer failures affecting portfolio investments or trading of securities beginning January 1, 2000. For example, improperly functioning computer systems could result in securities trade settlement problems and liquidity issues, production issues for individual companies and overall economic uncertainties. Individual issuers may incur increased costs in making their own systems Year 2000 compliant. The combination of market uncertainty and increased costs means that there is a possibility that Year 2000 computer issues may adversely affect the Fund's investments.

[ARROW ICON] RISKS ASSOCIATED WITH PARTICULAR INVESTMENTS

You should consider the special factors associated with the policies discussed below in determining the appropriateness of allocating your contract values to the Fund. See the Statement of Additional Information for a discussion of additional risk factors.

POTENTIAL CONFLICTS

Although it is unlikely, there potentially may be differing interests involving the Fund among owners of variable annuity and variable life insurance contracts issued by different insurance companies, or even the same insurance company. INVESCO will monitor events for any potential conflicts.

MARKET RISK

Equity stock prices vary and may fall, thus reducing the value of the Fund's investments. Certain stocks selected for the Fund's portfolio may decline in value more than the overall stock market. In general, the securities of large businesses with outstanding securities worth $5 billion or more have less volatility than those of mid-size businesses with outstanding securities worth more than $1 billion or small businesses with outstanding securities worth less than $1 billion.


CREDIT RISK

The Fund may invest in debt instruments, such as notes, bonds and commercial paper. There is a possibility that the issuers of these instruments will be unable to meet interest payments or repay principal. Changes in the financial strength of an issuer may reduce the credit rating of its debt instruments and may affect their value.

DEBT SECURITIES RISK

Debt securities include bonds, notes and other securities that give the holder the right to receive fixed amounts of principal, interest, or both, on a date in the future or on demand. Debt securities also are often referred to as fixed-income securities, even if the rate of interest varies over the life of the security.


Debt securities are generally subject to credit risk and market risk. Credit risk is the risk that the issuer of the security may be unable to meet interest or principal payments, or both, as they come due. Market risk is the risk that the market value of the security may decline for a variety of reasons, including interest rate risk.

Moody's Investor Services, Inc. ("Moody's") and Standard & Poor's ("S&P") ratings provide a useful but not certain guide to the credit risk of many debt securities. The lower the rating of a debt security, the greater the credit risk the rating service assigns to the security. To compensate investors for accepting that greater risk, lower-rated securities tend to offer higher interest rates. Lower-rated debt securities are often referred to as "junk bonds." A debt security is considered lower grade if it is rated Ba or less by Moody's or BB or less by S&P and is usually considered to be speculative.


In addition to poor individual company performance in the marketplace or in its internal management, a significant economic downturn or increase in interest rates may cause issuers of debt securities to experience increased financial problems which could hurt their ability to pay principal and interest obligations, to meet projected business goals, and to obtain additional financing. These conditions more severely affect issuers of lower-rated debt securities. The market for lower-rated straight debt securities may not be as liquid as the market for higher-rated straight debt securities. Therefore, INVESCO attempts to limit purchases of lower-rated securities to securities having an established secondary market.


Debt securities rated Caa by Moody's may be in default or may present risks of non-payment of principal or interest. Lower-rated securities by S&P (categories BB, B and CCC) include those which are predominantly speculative because of the issuer's perceived capacity to pay interest and repay principal in accordance with their terms; BB indicates the lowest degree of speculation and CCC a high degree of speculation. While such bonds will likely have some quality and protective characteristics, these are usually outweighed by large uncertainties or major risk exposures to adverse conditions.

FOREIGN SECURITIES RISK

Investments in foreign and emerging markets carry special risks, including currency, political, regulatory and diplomatic risks. The Fund may invest in securities of non-U.S. issuers.

       CURRENCY RISK. A change in the exchange rate between U.S. dollars and a foreign currency may reduce the value of the Fund's investment in a security valued in the foreign currency, or based on that currency value.

       POLITICAL RISK. Political actions, events or instability may result in unfavorable changes in the value of a security.

       REGULATORY RISK. Government regulations may affect the value of a security. In foreign countries, securities markets that are less regulated than those in the U.S. may permit trading practices that are not allowed in the U.S.

       DIPLOMATIC RISK. A change in diplomatic relations between the U.S. and a foreign country could affect the value or liquidity of investments.

       EUROPEAN ECONOMIC AND MONETARY UNION. Austria, Belgium, Finland, France, Germany, Ireland, Italy, Luxembourg, The Netherlands, Portugal and Spain are presently members of the European Economic and Monetary Union (the "EMU") which, as of January 1, 1999 adopted the euro as a common currency. The national currencies will be sub-currencies of the euro until July 1, 2002, at which time the old currencies will disappear entirely. Other European countries may adopt the euro in the future.

       The introduction of the euro presents some uncertainties and possible risks, which could adversely affect the value of securities held by the Fund.

       EMU countries, as a single market, may affect future investment decisions of the Fund. As the euro is implemented, there may be changes in the relative strength and value of the U.S. dollar and other major currencies, as well as possible adverse tax consequences. The euro transition by EMU countries - present and future - may affect the fiscal and monetary levels of those participating countries. There may be increased levels of price competition among business firms within EMU countries and between businesses in EMU and non-EMU countries. The outcome of these uncertainties could have unpredictable effects on trade and commerce and result in increased volatility for all financial markets.


INTEREST RATE RISK

Changes in interest rates will affect the resale value of debt securities held in the Fund's portfolio. In general, as interest rates rise, the resale value of debt securities decreases; as interest rates decline, the resale value of debt securities generally increases. Debt securities with longer maturities usually are more sensitive to interest rate movements.

DURATION RISK

Duration is a measure of a debt security's sensitivity to interest rate changes. Duration is usually expressed in terms of years, with longer durations usually more sensitive to interest rate fluctuations.

LIQUIDITY RISK

The Fund's portfolio is liquid if the Fund is able to sell the securities it owns at a fair price within a reasonable time. Liquidity is generally related to the market trading volume for a particular security. Investments in smaller companies or in foreign companies or companies in emerging markets are subject to a variety of risks, including potential lack of liquidity.

DERIVATIVES RISK

A derivative is a financial instrument whose value is "derived," in some manner, from the price of another security, index, asset or rate. Derivatives include options and futures contracts, among a wide range of other instruments. The principal risk of investments in derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. Some derivatives are more sensitive to interest rate changes and market price fluctuations than others. Also, derivatives are subject to counterparty risk.





COUNTERPARTY RISK

This is a risk associated primarily with repurchase agreements and some derivatives transactions. It is the risk that the other party in the transaction will not fulfill its contractual obligation to complete the transaction with the Fund.


LACK OF TIMELY INFORMATION RISK

Timely information about a security or its issuer may be unavailable, incomplete or inaccurate. This risk is more common to securities issued by foreign companies and companies in emerging markets than it is to the securities of U.S.-based companies.

The Fund generally invests in equity securities of companies that are related to telecommunications. However, in an effort to diversify its holdings and provide some protection against the risk of other investments, the Fund also may invest in other types of securities and other financial instruments, as indicated in the chart below. These investments, which at any given time may constitute a significant portion of the Fund's portfolio, have their own risks.

--------------------------------------------------------------------------------
INVESTMENT                                          RISKS
--------------------------------------------------------------------------------
AMERICAN DEPOSITORY RECEIPTS (ADRS)
These are securities issued by U.S. banks           Market, Information,
that represent shares of foreign                    Political, Regulatory,
corporations held by those banks. Although          Diplomatic, Liquidity, and
traded in U.S. securities markets and               Currency Risks
valued in U.S. dollars, ADRs carry most of
the risks of investing directly in foreign
securities.
--------------------------------------------------------------------------------
DEBT SECURITIES
Securities issued by private companies or           Market, Credit, Interest
governments representing an obligation to           Duration Risks
pay interest and to repay Rate, and
principal when the security matures.
--------------------------------------------------------------------------------
FORWARD FOREIGN CURRENCY CONTRACTS
A contract to exchange an amount of currency        Currency, Political,
on a date in the future at an agreed-upon           Diplomatic, and Regulatory
exchange rate might be used by the Fund to          Risks
hedge against changes in foreign currency
exchange rates when the Fund invests in
foreign securities. Does not reduce price
fluctua tions in foreign securities, or
prevent losses if the prices of those
securities decline.
--------------------------------------------------------------------------------
ILLIQUID SECURITIES
Securities that cannot be sold quickly at           Liquidity Risk
fair value.

--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS
A contract under which the seller of a              Credit and Counterparty
security agrees to buy it back at an                Risks
agreed-upon price and time in the future.
--------------------------------------------------------------------------------
RULE 144A SECURITIES
Securities that are not registered, but             Liquidity Risk
which are bought and sold solely by
institutional inves tors. The Fund considers
many Rule 144A securities to be "liquid,"
although the market for such securities
typically is less active than the public
securities markets.
--------------------------------------------------------------------------------

[ARROW ICON] TEMPORARY DEFENSIVE POSITIONS

When securities markets or economic conditions are unfavorable or unsettled, we might try to protect the assets of the Fund by investing in securities that are highly liquid such as high quality money market instruments, like short-term U.S. government obligations, commercial paper or repurchase agreements. We have the right to invest up to 100% of the Fund's assets in these securities, although we are unlikely to do so. Even though the securities purchased for defensive purposes often are considered the equivalent of cash, they also have their own risks. Investments that are highly liquid or comparatively safe tend to offer lower returns. Therefore, the Fund's performance could be comparatively lower if it concentrates in defensive holdings.

[INVESCO ICON] FUND MANAGEMENT


INVESCO IS A SUBSIDIARY OF AMVESCAP PLC, AN INTERNATIONAL INVESTMENT MANAGEMENT COMPANY THAT MANAGES MORE THAN $296 BILLION IN ASSETS WORLDWIDE. AMVESCAP IS BASED IN LONDON, WITH MONEY MANAGERS LOCATED IN EUROPE, NORTH AND SOUTH AMERICA, AND THE FAR EAST.

THE INVESTMENT ADVISER

INVESCO, located at 7800 East Union Avenue, Denver, Colorado, is the investment adviser of the Fund. INVESCO was founded in 1932 and manages over $24 billion for more than 924,000 shareholders of 42 INVESCO mutual funds. INVESCO performs a wide variety of other services for the Funds, including ADMINISTRATIVE and transfer agency functions (the processing of purchases, sales and exchanges of Fund shares). A wholly owned subsidiary of INVESCO, INVESCO Distributors, Inc. ("IDI"), is the Fund's distributor and is responsible for the sale of the Fund's shares.


INVESCO and IDI are subsidiaries of AMVESCAP PLC.


The Fund had not paid any advisory fees as of December 31, 1998, as it did not commence operations until August 31, 1999.


[INVESCO ICON] THE PORTFOLIO MANAGER

The following individual is responsible for the day-to-day management of the Fund's portfolio holdings:


BRIAN B. HAYWARD, a Chartered Financial Analyst, has been the portfolio manager of the Fund since 1999. Brian also manages INVESCO Telecommunications Fund, INVESCO Utilities Fund and INVESCO VIF Utilities Fund and is a vice president of INVESCO. Brian began his investment career in 1985, and before joining INVESCO was senior equity analyst with Mississippi Valley Advisors. He received an M.A.. in Economics and a B.A. in Mathematics from the University of Missouri.


Brian Hayward is a member of the INVESCO Sector Team, which is co-led by William
R. Keithler and John R. Schroer.

[INVESCO ICON] SHARE PRICE

CURRENT  MARKET  VALUE OF FUND ASSETS
+ ACCRUED  INTEREST  AND  DIVIDENDS
- FUND
DEBTS, INCLUDING ACCRUED EXPENSES
----------------------------------
/ NUMBER OF SHARES
= YOUR SHARE PRICE (NAV).


The value of Fund shares is likely to change daily. This value is known as the Net Asset Value per share, or NAV. INVESCO determines the market value of each investment in the Fund's portfolio each day that the New York Stock Exchange ("NYSE") is open, at the close of trading on that exchange (normally, 4:00 p.m. Eastern time). Therefore, shares of the Fund are not priced on days when the NYSE is closed, which generally is on weekends and national holidays in the U.S.

NAV is calculated by adding together the current market price of all of the Fund's investments and other assets, including accrued interest and dividends; subtracting the Fund's debts, including accrued expenses; and dividing that dollar amount by the total number of the Fund's outstanding shares. Share price is based on the next calculation of nav after the order is received in proper form by the fund.


Foreign securities exchanges, which set the prices for foreign securities held by the Fund, are not always open the same days as the NYSE, and may be open for business on days the NYSE is not. For example, Thanksgiving Day is a holiday observed by the NYSE and not by overseas exchanges. In this situation, the Fund would not calculate NAV on Thanksgiving Day (and INVESCO would not buy, sell or exchange shares on that day), even though activity on foreign exchanges could result in changes in the value of investments held by the Fund on that day.

[GRAPH ICON] TAXES

The Fund has elected to be taxed as a "regulated investment company" under the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended ("the Code"). If the Fund continues to qualify as a regulated investment company and complies with the appropriate provisions of the Code, it will pay no federal income taxes on the amounts it distributes.

Because the shareholders of the Fund are insurance companies (such as the one that issues your contract), no discussion of the federal income tax consequences to shareholders is included here. For information about the federal tax consequences of purchasing the contracts, see the prospectus for your contract.

[GRAPH ICON] DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS

NET INVESTMENT INCOME AND NET REALIZED CAPITAL GAINS ARE DISTRIBUTED TO SHAREHOLDERS AT LEAST ANNUALLY.

The Fund intends to distribute substantially all of its net investment income, if any, in dividends to its shareholders. For dividend purposes, net investment income consists of all dividends or interest earned by the Fund's investments, minus the Fund's expenses (including the advisory fee). All of the Fund's net realized capital gains, if any, are distributed periodically, at least once a year. All dividends and distributions of the Fund are reinvested in additional shares of the Fund at net asset value.

[INVESCO ICON] VOTING RIGHTS

Since the shares of the Fund are owned by your insurance company and not by you directly, you will not vote shares of the Fund. Your insurance company will vote the shares that it holds as required by state and federal law. Your contract prospectus contains more information on your rights to instruct your insurance company how to vote Fund shares held in connection with your contract.

AUGUST 31, 1999


INVESCO VARIABLE INVESTMENT FUNDS, INC.
INVESCO VIF-TELECOMMUNICATIONS FUND

You may obtain additional information about the Fund from several sources:

FINANCIAL REPORTS. Although this Prospectus describes the Fund's anticipated investments and operations, the Fund also prepares annual and semiannual reports that detail the Fund's actual investments at the report date. These reports include discussion of the Fund's recent performance, as well as market and general economic trends affecting the Fund's performance. The annual report also includes the report of the Fund's independent accountants.


STATEMENT OF ADDITIONAL INFORMATION. The SAI, dated August 31, 1999, is a supplement to this Prospectus, and has detailed information about the Fund and its investment policies and practices. A current SAI for the Fund is on file with the Securities and Exchange Commission and is incorporated in this Prospectus by reference; in other words, the SAI is legally a part of this Prospectus, and you are considered to be aware of the contents of the SAI.


INTERNET. The current Prospectus of the Fund may be accessed through the INVESCO Web site at www.invesco.com. In addition, the Prospectus, SAI, annual report and semiannual report of the Fund are available on the SEC Web site at www.sec.gov.

To obtain a free copy of the current Prospectus, SAI, annual report or semiannual report, write to INVESCO Distributors, Inc., P.O. Box 173706, Denver, Colorado 80217-3706; or call 1-800-525-8085. Copies of these materials are also available (with a copying charge) from the SEC's Public Reference Section at 450 Fifth Street, N.W., Washington, D.C. Information on the Public Reference Section can be obtained by calling 1-800-SEC-0330. The SEC file numbers for the Fund are 811-8038 and 033-70154.

















811-8038

                       STATEMENT OF ADDITIONAL INFORMATION


                     INVESCO VARIABLE INVESTMENT FUNDS, INC.


                      INVESCO VIF -- Blue Chip Growth Fund
                   (formerly, INVESCO VIF - Growth Portfolio)
                          INVESCO VIF -- Dynamics Fund
                        INVESCO VIF -- Equity Income Fund
                (formerly, INVESCO VIF - Industrial Income Fund)
                     INVESCO VIF -- Financial Services Fund
                       INVESCO VIF -- Health Sciences Fund
                         INVESCO VIF -- High Yield Fund
                       INVESCO VIF -- Market Neutral Equity Fund
                           INVESCO VIF -- Realty Fund
                    INVESCO VIF -- Small Company Growth Fund
                         INVESCO VIF -- Technology Fund
                     INVESCO VIF -- Telecommunications Fund
                        INVESCO VIF -- Total Return Fund
                          INVESCO VIF -- Utilities Fund



Address:                                  Mailing Address:

7800 E. Union Ave., Denver, CO 80237      P.O. Box 173706, Denver, CO 80217-3706

                                   Telephone:

                       In continental U.S., 1-800-525-8085

                                August 31, 1999

--------------------------------------------------------------------------------

Prospectuses for INVESCO VIF - Blue Chip Growth, INVESCO VIF - Dynamics, INVESCO VIF - Equity Income, INVESCO VIF - Health Sciences, INVESCO VIF High Yield, INVESCO VIF - Realty, INVESCO VIF - Small Company Growth, INVESCO VIF - Technology, INVESCO VIF - Total Return and INVESCO VIF - Utilities Funds dated May 1, 1999, and Prospectuses for INVESCO VIF - Financial Services, INVESCO VIF
- Market Neutral Equity and INVESCO VIF - Telecommunications Funds dated August 31, 1999, provide the basic information you should know before investing in a Fund. This Statement of Additional Information ("SAI") is incorporated by reference into the Funds' Prospectuses; in other words, this SAI is legally part of the Funds' Prospectuses. Although this SAI is not a prospectus, it contains information in addition to that set forth in the Prospectuses. It is intended to provide additional information regarding the activities and operations of the Funds and should be read in conjunction with the Prospectuses.


You may obtain, without charge, copies of the current Prospectuses of the Funds, SAI and current annual and semiannual reports by writing to INVESCO Distributors, Inc., P.O. Box 173706, Denver, CO 80217-3706 , or by calling 1-800-525-8085.

TABLE OF CONTENTS

The Company...................................................................34

Investments, Policies and Risks...............................................34

Management of the Funds.......................................................55

Other Service Providers.......................................................83

Brokerage Allocation and Other Practices......................................84

Capital Stock.................................................................87

Tax Consequences of Owning Shares of a Fund...................................88

Performance...................................................................89

Financial Statements..........................................................92

Appendix A....................................................................93

THE COMPANY

The Company was incorporated under the laws of Maryland as INVESCO Variable Investment Funds, Inc. on August 19, 1993.


The Company is an open-end, diversified, no-load management investment company currently consisting of thirteen portfolios of investments: INVESCO VIF -- Blue Chip Growth, INVESCO VIF -- Dynamics, INVESCO VIF -- Equity Income, INVESCO VIF
- Financial Services, INVESCO VIF -- Health Sciences, INVESCO VIF -- High Yield, INVESCO VIF - Market Neutral Equity, INVESCO VIF -- Realty, INVESCO VIF -- Small Company Growth, INVESCO VIF -- Technology, INVESCO VIF - Telecommunications, INVESCO VIF -- Total Return and INVESCO VIF -- Utilities Funds (the "Funds"). Additional Funds may be offered in the future. The Company's shares are not offered directly to the public, but are sold exclusively to life insurance companies ("Participating Insurance Companies") as a pooled funding vehicle for variable annuity and variable life insurance contracts issued by separate accounts of Participating Insurance Companies.


"Open-end" means that each Fund issues an indefinite number of shares which it continuously offers to redeem at net asset value per share ("NAV"). A
"management" investment company actively buys and sells securities for each portfolio at the direction of a professional manager. Open-end management investment companies (or one or more series of such companies, such as the Funds) are commonly referred to as mutual funds.

INVESTMENTS, POLICIES AND RISKS


The principal investments and policies of Market Neutral Equity Fund are discussed in the Fund's Prospectus. Market Neutral Equity Fund may invest in equity securities of companies traded on U.S. stock exchanges and U.S. Treasury bills. In addition, Market Neutral Equity Fund will engage in short sales. Please see below for additional disclosure regarding equity securities and short sales.


The principal investments and policies of the remaining Funds are also discussed in the Prospectuses of the Funds. The remaining Funds also may invest in the following securities and engage in the following practices.

ADRS -- American Depository Receipts, or ADRs, are securities issued by American banks. ADRs are receipts for the shares of foreign corporations that are held by the bank issuing the receipt. An ADR entitles its holder to all dividends and capital gains on the underlying foreign securities, less any fees paid to the bank. Purchasing ADRs gives a Fund the ability to purchase the functional equivalent of foreign securities without going to the foreign securities markets to do so. ADRs are bought and sold in U.S. dollars, not foreign currencies. An ADR that is "sponsored" means that the foreign corporation whose shares are represented by the ADR is actively involved in the issuance of the ADR, and generally provides material information about the corporation to the U.S. market. An "unsponsored" ADR program means that the foreign corporation whose shares are held by the bank is not obligated to disclose material information in the United States, and, therefore, the market value of the ADR may not reflect important facts known only to the foreign company. Since they mirror their underlying foreign securities, ADRs generally have the same risks as investing directly in the underlying foreign securities.

DEBT SECURITIES -- Debt securities include bonds, notes and other securities that give the holder the right to receive fixed amounts of principal, interest, or both on a date in the future or on demand. Debt securities also are often referred to as fixed-income securities, even if the rate of interest varies over the life of the security.

Debt securities are generally subject to credit risk and market risk. Credit risk is the risk that the issuer of the security may be unable to meet interest or principal payments or both as they come due. Market risk is the risk that the market value of the security may decline for a variety of reasons, including changes in interest rates. An increase in interest rates tends to reduce the market values of debt securities in which a Fund has invested. A decline in interest rates tends to increase the market values of debt securities in which a Fund has invested.


Moody's Investor Services, Inc. ("Moody's") and Standard & Poor's ("S&P") ratings provide a useful guide to the credit risk of many debt securities. The lower the rating of a debt security, the greater the credit risk the rating service assigns to the security. To compensate investors for accepting that greater risk, lower-rated debt securities tend to offer higher interest rates. Lower-rated debt securities are often referred to as "junk bonds." Increasing the amount of Fund assets invested in unrated or lower-grade straight debt securities may increase the yield produced by a Fund's debt securities but will also increase the credit risk of those securities. A debt security is considered lower-grade if it is rated Ba or less by Moody's or BB or less by S&P. Although a Fund may invest in debt securities assigned lower grade ratings by S&P or Moody's, the Funds' investments have generally been limited to debt securities rated B or higher by either S&P or Moody's. Debt securities rated lower than B by either S&P or Moody's are usually considered to be highly speculative. INVESCO Funds Group, Inc. ("INVESCO"), investment adviser to the Funds, and/or the sub-adviser will limit a Fund's investments to debt securities which the adviser believes are not highly speculative and which are rated at least CCC by S&P or Caa by Moody's. Lower-rated and non-rated debt securities of comparable quality are subject to wider fluctuations in yields and market values than higher-rated debt securities and may be considered speculative.


A significant economic downturn or increase in interest rates may cause issuers of debt securities to experience increased financial problems which could adversely affect their ability to pay principal and interest obligations, to meet projected business goals, and to obtain additional financing. These conditions more severely impact issuers of lower-rated debt securities. The market for lower-rated debt securities may not be as liquid as the market for higher-rated debt securities. Therefore, INVESCO attempts to limit purchases of lower-rated securities to securities having an established secondary market.


Debt securities rated Caa by Moody's may be in default or may present risks of non-payment of principal or interest. Lower-rated securities by S&P (categories BB, B, CCC) include those which are predominantly speculative because of the issuer's perceived capacity to pay interest and repay principal in accordance with their terms; BB indicates the lowest degree of speculation and CCC a high degree of speculation. While such bonds will likely have some quality and protective characteristics, these are usually outweighed by large uncertainties or major risk exposures to adverse conditions.

The Funds expect that most emerging country debt securities in which they invest will not be rated by U.S. rating services. Although bonds in the lowest investment grade debt category (those rated BBB by S&P, Baa by Moody's or the equivalent) are regarded as having adequate capability to pay principal and interest, they have speculative characteristics. Adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case for higher-rated bonds. Lower-rated bonds by Moody's (categories Ba, B, or Caa) are of poorer quality and also have speculative characteristics. Bonds rated Caa may be in default or there may be present elements of danger with respect to principal or interest. Lower-rated bonds by S&P (categories BB, B, or CCC) include those that are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with their terms; BB indicates the lowest degree of speculation and CCC a high degree of speculation. While such bonds likely will have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions. Bonds having equivalent ratings from other ratings services will have characteristics similar to those of the corresponding S&P and Moody's ratings. For a specific description of S&P and Moody's corporate bond rating categories, please refer to Appendix A.

EQUITY SECURITIES -- As discussed in the Prospectuses, the Funds may invest in common, preferred and convertible preferred stocks, and securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities. Common stocks and preferred stocks represent equity ownership in a corporation. Owners of stock, such as the Funds, share in a corporation's earnings through dividends which may be declared by the corporation, although the receipt of dividends is not the principal benefit that the Funds seek when they invest in stocks and similar instruments.

Instead, the Funds seek to invest in stocks that will increase in market value and may be sold for more than a Fund paid to buy them. Market value is based upon constantly changing investor perceptions of what the company is worth compared to other companies. Although dividends are a factor in the changing market value of stocks, many companies do not pay dividends, or pay comparatively small dividends. As discussed in the Prospectuses, the principal risk of investing in equity securities is that their market values fluctuate constantly, often due to factors entirely outside the control of the Funds or the company issuing the stock. At any given time, the market value of an equity security may be significantly higher or lower than the amount paid by a Fund to acquire it.

Owners of preferred stocks are entitled to dividends payable from the corporation's earnings, which in some cases may be "cumulative" if prior dividends on the preferred stock have not been paid. Dividends payable on preferred stock have priority over distributions to holders of common stock, and preferred stocks generally have a priority on the distribution of assets in the event of the corporation's liquidation. Preferred stocks may be "participating," which means that they may be entitled to dividends in excess of the stated dividend in certain cases. The holders of a company's debt securities generally are entitled to be paid by the company before it pays anything to its stockholders.

Rights and warrants are securities which entitle the holder to purchase the securities of a company (usually, its common stock) at a specified price during a specified time period. The value of a right or warrant is affected by many of the same factors that determine the prices of common stocks. Rights and warrants may be purchased directly or acquired in connection with a corporate reorganization or exchange offer.

The Funds also may purchase convertible securities including convertible debt obligations and convertible preferred stock. A convertible security entitles the holder to exchange it for a fixed number of shares of common stock (or other equity security), usually at a fixed price within a specified period of time. Until conversion, the owner of convertible securities usually receives the interest paid on a convertible bond or the dividend preference of a preferred stock.

A convertible security has an "investment value", which is a theoretical value determined by the yield it provides in comparison with similar securities without the conversion feature. Investment value changes are based upon prevailing interest rates and other factors. It also has a "conversion value," which is the market value the convertible security would have if it were exchanged for the underlying equity security. Convertible securities may be purchased at varying price levels above or below their investment values or conversion values.

Conversion value is a simple mathematical calculation that fluctuates directly with the price of the underlying security. However, if the conversion value is substantially below investment value, the market value of the convertible security is governed principally by its investment value. If the conversion value is near or above investment value, the market value of the convertible security generally will rise above investment value. In such cases, the market value of the convertible security may be higher than its conversion value, due to the combination of the convertible security's right to interest (or dividend preference) and the possibility of capital appreciation from the conversion feature. However, there is no assurance that any premium above investment value or conversion value will be recovered because prices change and, as a result, the ability to achieve capital appreciation through conversion may be eliminated.


FOREIGN SECURITIES -- Investments in the securities of foreign companies, or companies that have their principal business activities outside the United States, involve certain risks not associated with investment in U.S. companies. Non-U.S. companies generally are not subject to the same uniform accounting, auditing and financial reporting standards that apply to U.S. companies. Therefore, financial information about foreign companies may be incomplete, or may not be comparable to the information available on U.S. companies. There may also be less publicly available information about a foreign company.


Although the volume of trading in foreign securities markets is growing, securities of many non-U.S. companies may be less liquid and have greater swings in price than securities of comparable U.S. companies. The costs of buying and selling securities on foreign securities exchanges are generally significantly higher than similar costs in the United States. There is generally less government supervision and regulation of exchanges, brokers and issuers in foreign countries than there is in the United States. Investment in non-U.S.

securities may also be subject to other risks different from those affecting U.S. investments, including local political or economic developments, expropriation or nationalization of assets, confiscatory taxation, and imposition of withholding taxes on dividends or interest payments. If it becomes necessary, it may be more difficult for a Fund to obtain or to enforce a judgment against a foreign issuer than against a domestic issuer.

Securities traded on foreign markets are usually bought and sold in local currencies, not in U.S. dollars. Therefore, the market value of foreign securities acquired by a Fund can be affected -- favorably or unfavorably -- by changes in currency rates and exchange control regulations. Costs are incurred in converting money from one currency to another. Foreign currency exchange rates are determined by supply and demand on the foreign exchange markets. Foreign exchange markets are affected by the international balance of payments and other economic and financial conditions, government intervention, speculation and other factors, all of which are outside the control of each Fund. Generally, a Fund's foreign currency exchange transactions will be conducted on a cash or "spot" basis at the spot rate for purchasing or selling currency in the foreign currency exchange markets.

FUTURES, OPTIONS AND OTHER FINANCIAL INSTRUMENTS


GENERAL. As discussed in the Prospectuses, the adviser and/or sub-adviser may use various types of financial instruments, some of which are derivatives, to attempt to manage the risk of a Fund's investments or, in certain circumstances, for investment (E.G., as a substitute for investing in securities). These financial instruments include options, futures contracts (sometimes referred to as "futures"), forward contracts, swaps, caps, floors and collars (collectively, "Financial Instruments"). The policies in this section do not apply to other types of instruments sometimes referred to as derivatives, such as indexed securities, mortgage-backed and other asset-backed securities, and stripped interest and principal of debt.


Hedging strategies can be broadly categorized as "short" hedges and "long" or "anticipatory" hedges. A short hedge involves the use of a Financial Instrument in order to partially or fully offset potential variations in the value of one or more investments held in a Fund's portfolio. A long or anticipatory hedge involves the use of a Financial Instrument in order to partially or fully offset potential increases in the acquisition cost of one or more investments that the Fund intends to acquire. In an anticipatory hedge transaction, the Fund does not already own a corresponding security. Rather, it relates to a security or type of security that the Fund intends to acquire. If the Fund does not eliminate the hedge by purchasing the security as anticipated, the effect on the Fund's portfolio is the same as if a long position were entered into. Financial Instruments may also be used, in certain circumstances, for investment (E.G., as a substitute for investing in securities).

Financial Instruments on individual securities generally are used to attempt to hedge against price movements in one or more particular securities positions that a Fund already owns or intends to acquire. Financial Instruments on indexes, in contrast, generally are used to attempt to hedge all or a portion of a portfolio against price movements of the securities within a market sector in which the Fund has invested or expects to invest.

The use of Financial Instruments is subject to applicable regulations of the Securities and Exchange Commission ("SEC"), the several exchanges upon which they are traded, and the Commodity Futures Trading Commission ("CFTC"). In addition, the Funds' ability to use Financial Instruments will be limited by tax considerations. See "Tax Consequences of Owning Shares of a Fund."


In addition to the instruments and strategies described below, the adviser and/or sub-adviser may use other similar or related techniques to the extent that they are consistent with a Fund's investment objective and permitted by its investment limitations and applicable regulatory authorities. The Funds' Prospectuses or Statement of Additional Information ("SAI") will be supplemented to the extent that new products or techniques become employed involving materially different risks than those described below or in the Prospectuses.


Special   Risks.   Financial   Instruments   and  their  use   involve   special
considerations and risks, certain of which are described below.

(1) Financial Instruments may increase the volatility of a Fund. If the adviser and/or sub-adviser employs a Financial Instrument that correlates imperfectly with a Fund's investments, a loss could result, regardless of whether or not the intent was to manage risk. In addition, these techniques could result in a loss if there is not a liquid market to close out a position that a Fund has entered.

(2) There might be imperfect correlation between price movements of a Financial Instrument and price movement of the investment(s) being hedged. For example, if the value of a Financial Instrument used in a short hedge increased by less than the decline in value of the hedged investment(s), the hedge would not be fully successful. This might be caused by certain kinds of trading activity that distorts the normal price relationship between the security being hedged and the Financial Instrument. Similarly, the effectiveness of hedges using Financial Instruments on indexes will depend on the degree of correlation between price movements in the index and price movements in the securities being hedged.

The Funds are authorized to use options and futures contracts related to securities with issuers, maturities or other characteristics different from the securities in which it typically invests. This involves a risk that the options or futures position will not track the performance of a Fund's portfolio investments.

The direction of options and futures price movements can also diverge from the direction of the movements of the prices of their underlying instruments, even if the underlying instruments match a Fund's investments well. Options and futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, or from imposition of daily price fluctuation limits or trading halts. A Fund may take positions in options and futures contracts with a greater or lesser face value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases.

(3) If successful, the above-discussed hedging strategies can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements of portfolio securities. However, such strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements. For example, if a Fund entered into a short hedge because the adviser and/or sub-adviser projected a decline in the price of a security in the Fund's portfolio, and the price of that security increased instead, the gain from that increase would likely be wholly or partially offset by a decline in the value of the short position in the Financial Instrument. Moreover, if the price of the Financial Instrument declined by more than the increase in the price of the security, the Fund could suffer a loss.


(4) A Fund's ability to close out a position in a Financial Instrument prior to expiration or maturity depends on the degree of liquidity of the market or, in the absence of such a market, the ability and willingness of the other party to the transaction (the "counterparty") to enter into a transaction closing out the position. Therefore, there is no assurance that any position can be closed out at a time and price that is favorable to a Fund.


(5) As described below, the Funds are required to maintain assets as "cover," maintain segregated accounts or make margin payments when they take positions in Financial Instruments involving obligations to third parties (I.E., Financial Instruments other than purchased options). If a Fund is unable to close out its positions in such Financial Instruments, it might be required to continue to maintain such assets or segregated accounts or make such payments until the position expired. These requirements might impair a Fund's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the Fund sell a portfolio security at a disadvantageous time.

Cover. Positions in Financial Instruments, other than purchased options, expose the Funds to an obligation to another party. A Fund will not enter into any such transaction unless it owns (1) an offsetting ("covered") position in securities, currencies or other options, futures contracts or forward contracts, or (2) cash and liquid assets with a value, marked-to-market daily, sufficient to cover its obligations to the extent not covered as provided in (1) above. The Funds will comply with SEC guidelines regarding cover for these instruments and will, if the guidelines so require, designate cash or liquid assets as segregated in the prescribed amount as determined daily.

Assets used as cover or held as segregated cannot be sold while the position in the corresponding Financial Instrument is open unless they are replaced with other appropriate assets. As a result, the commitment of a large portion of a Fund's assets to cover or to hold as segregated could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.

Options. Each Fund may engage in certain strategies involving options to attempt to manage the risk of its investments or, in certain circumstances, for investment (E.G., as a substitute for investing in securities). A call option gives the purchaser the right to buy, and obligates the writer to sell the underlying investment at the agreed-upon exercise price during the option period. A put option gives the purchaser the right to sell, and obligates the writer to buy the underlying investment at the agreed-upon exercise price during the option period. Purchasers of options pay an amount, known as a premium, to the option writer in exchange for the right under the option contract. See "Options on Indexes" below with regard to cash settlement of option contracts on index values.

The purchase of call options can serve as a hedge against a price rise of the underlier and the purchase of put options can serve as a hedge against a price decline of the underlier. Writing call options can serve as a limited short hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security or currency appreciates to a price higher than the exercise price of the call option, it can be expected that the option will be exercised and a Fund will be obligated to sell the security or currency at less than its market value.

Writing put options can serve as a limited long or anticipatory hedge because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security or currency depreciates to a price lower than the exercise price of the put option, it can be expected that the put option will be exercised and a Fund will be obligated to purchase the security or currency at more than its market value.

The value of an option position will reflect, among other things, the current market value of the underlying investment, the time remaining until expiration, the relationship of the exercise price to the market price of the underlying investment, the price volatility of the underlying investment and general market and interest rate conditions. Options that expire unexercised have no value.

A Fund may effectively terminate its right or obligation under an option by entering into a closing transaction. For example, the Fund may terminate its obligation under a call or put option that it had written by purchasing an identical call or put option, which is known as a closing purchase transaction. Conversely, the Fund may terminate a position in a put or call option it had purchased by writing an identical put or call option, which is known as a closing sale transaction. Closing transactions permit a Fund to realize profits or limit losses on an option position prior to its exercise or expiration.


Risks of Options on Securities. Options embody the possibility of large amounts of exposure, which will result in a Fund's net asset value being more sensitive to changes in the value of the related investment. A Fund may purchase or write both exchange-traded and OTC options. Exchange-traded options in the United States are issued by a clearing organization affiliated with the exchange on which the option is listed that, in effect, guarantees completion of every exchange-traded option transaction. In contrast, OTC options are contracts between a Fund and its counterparty (usually a securities dealer or a bank) with no clearing organization guarantee. Thus, when a Fund purchases an OTC option, it relies on the counterparty from whom it purchased the option to make or take delivery of the underlying investment upon exercise of the option. Failure by the counterparty to do so would result in the loss of any premium paid by a Fund as well as the loss of any expected benefit from the transaction.

The Funds' ability to establish and close out positions in options depends on the existence of a liquid market. However, there can be no assurance that such a market will exist at any particular time. Closing transactions can be made for OTC options only by negotiating directly with the counterparty, or by a transaction in the secondary market if any such market exists. There can be no assurance that a Fund will in fact be able to close out an OTC option position at a favorable price prior to expiration. in the event of insolvency of the counterparty, a Fund might be unable to close out an OTC option position at any time prior to the option's expiration. If a Fund is not able to enter into an offsetting closing transaction on an option it has written, it will be required to maintain the securities subject to the call or the liquid assets underlying the put until a closing purchase transaction can be entered into or the option expires. However, there can be no assurance that such a market will exist at any particular time.


If a Fund were unable to effect a closing transaction for an option it had purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by a Fund could cause material losses because the Fund would be unable to sell the investment used as cover for the written option until the option expires or is exercised.

Options on Indexes. Puts and calls on indexes are similar to puts and calls on securities or futures contracts except that all settlements are in cash and changes in value depend on changes in the index in question. When a Fund writes a call on an index, it receives a premium and agrees that, prior to the expiration date, upon exercise of the call, the purchaser will receive from the Fund an amount of cash equal to the positive difference between the closing price of the index and the exercise price of the call times a specified multiple ("multiplier"), which determines the total dollar value for each point of such difference. When a Fund buys a call on an index, it pays a premium and has the same rights as to such call as are indicated above. When a Fund buys a put on an index, it pays a premium and has the right, prior to the expiration date, to require the seller of the put to deliver to the Fund an amount of cash equal to the positive difference between the exercise price of the put and the closing price of the index times the multiplier. When a Fund writes a put on an index, it receives a premium and the purchaser of the put has the right, prior to the expiration date, to require the Fund to deliver to it an amount of cash equal to the positive difference between the exercise price of the put and the closing level of the index times the multiplier.

The risks of purchasing and selling options on indexes may be greater than options on securities. Because index options are settled in cash, when a Fund writes a call on an index it cannot fulfill its potential settlement obligations by delivering the underlying securities. A Fund can offset some of the risk of writing a call index option by holding a diversified portfolio of securities similar to those on which the underlying index is based. However, a Fund cannot, as a practical matter, acquire and hold a portfolio containing exactly the same securities as underlie the index and, as a result, bears a risk that the value of the securities held will vary from the value of the index.

Even if a Fund could assemble a portfolio that exactly reproduced the composition of the underlying index, it still would not be fully covered from a risk standpoint because of the "timing risk" inherent in writing index options. When an index option is exercised, the amount of cash that the holder is entitled to receive is determined by the difference between the exercise price and the closing index level. As with other kinds of options, a Fund as the call writer will not learn what it has been assigned until the next business day. The time lag between exercise and notice of assignment poses no risk for the writer of a covered call on a specific underlying security, such as common stock, because in that case the writer's obligation is to deliver the underlying security, not to pay its value as of a moment in the past. In contrast, the writer of an index call will be required to pay cash in an amount based on the difference between the closing index value on the exercise date and the exercise price. By the time a Fund learns what it has been assigned, the index may have declined. This "timing risk" is an inherent limitation on the ability of index call writers to cover their risk exposure.

If a Fund has purchased an index option and exercises it before the closing index value for that day is available, it runs the risk that the level of the underlying index may subsequently change. If such a change causes the exercised option to fall out-of-the-money, the Fund nevertheless will be required to pay the difference between the closing index value and the exercise price of the option (times the applicable multiplier) to the assigned writer.


OTC Options. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options (options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While this type of arrangement allows a Fund great flexibility to tailor the option to its needs, OTC options generally involve greater risk than exchange-traded options, which are guaranteed by the clearing organization of the exchange where they are traded.

Generally, OTC foreign currency options used by a Fund are European-style options. This means that the option is only exercisable immediately prior to its expiration. This is in contrast to American-style options, which are exercisable at any time prior to the expiration date of the option.


Futures Contracts and Options on Futures Contracts. When a Fund purchases or sells a futures contract, it incurs an obligation respectively to take or make delivery of a specified amount of the obligation underlying the contract at a specified time and price. When a Fund writes an option on a futures contract, it becomes obligated to assume a position in the futures contract at a specified exercise price at any time during the term of the option. If a Fund writes a call, on exercise it assumes a short futures position. If it writes a put, on exercise it assumes a long futures position.

The purchase of futures or call options on futures can serve as a long or an anticipatory hedge, and the sale of futures or the purchase of put options on futures can serve as a short hedge. Writing call options on futures contracts can serve as a limited short hedge, using a strategy similar to that used for writing call options on securities or indexes. Similarly, writing put options on futures contracts can serve as a limited long or anticipatory hedge.

In addition, futures strategies can be used to manage the "duration" (a measure of anticipated sensitivity to changes in interest rates, which is sometimes related to the weighted average maturity of a portfolio) and associated interest rate risk of a Fund's fixed-income portfolio. If the adviser and/or sub-adviser wishes to shorten the duration of a Fund's fixed-income portfolio (i.e., reduce anticipated sensitivity), the Fund may sell an appropriate debt futures contract or a call option thereon, or purchase a put option on that futures contract. If the adviser and/or sub-adviser wishes to lengthen the duration of a Fund's fixed-income portfolio (i.e., increase anticipated sensitivity), the Fund may buy an appropriate debt futures contract or a call option thereon, or sell a put option thereon.


At the inception of a futures contract, a Fund is required to deposit "initial margin" in an amount generally equal to 10% or less of the contract value. Initial margin must also be deposited when writing a call or put option on a futures contract, in accordance with applicable exchange rules. Subsequent "variation margin" payments are made to and from the futures broker daily as the value of the futures or written option position varies, a process known as "marking-to-market." Unlike margin in securities transactions, initial margin on futures contracts and written options on futures contracts does not represent a borrowing on margin, but rather is in the nature of a performance bond or good-faith deposit that is returned to the Fund at the termination of the transaction if all contractual obligations have been satisfied. Under certain circumstances, such as periods of high volatility, a Fund may be required to increase the level of initial margin deposits. If the Fund has insufficient cash to meet daily variation margin requirements, it might need to sell securities in order to do so at a time when such sales are disadvantageous.


Purchasers and sellers of futures contracts and options on futures can enter into offsetting closing transactions, similar to closing transactions on options, by selling or purchasing, respectively, an instrument identical to the instrument purchased or sold. However, there can be no assurance that a liquid market will exist for a particular contract at a particular time. In such event, it may not be possible to close a futures contract or options position.

Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract or an option on a futures contract can vary from the previous day's settlement price; once that limit is reached, no trades may be made that day at a price beyond the limit. Daily price limits do not limit potential losses because prices could move to the daily limit for several consecutive days with little or no trading, thereby preventing liquidation of unfavorable positions.

If a Fund were unable to liquidate a futures contract or an option on a futures contract position due to the absence of a liquid market or the imposition of price limits, it could incur substantial losses. The Fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Fund would continue to be required to make daily variation margin payments and might be required to continue to maintain the position being hedged by the futures contract or option or to continue to maintain cash or securities in a segregated account.

To the extent that a Fund enters into futures contracts, options on futures contracts and options on foreign currencies traded on a CFTC-regulated exchange, in each case that is not for BONA FIDE hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums required to establish these positions (excluding the amount by which options are "in-the-money" at the time of purchase) may not exceed 5% of the liquidation value of the Fund's portfolio, after taking into account unrealized profits and unrealized losses on any contracts the Fund has entered into. This policy does not limit to 5% the percentage of the Fund's assets that are at risk in futures contracts, options on futures contracts and currency options.

Risks of Futures Contracts and Options Thereon. The ordinary spreads at a given time between prices in the cash and futures markets (including the options on futures markets), due to differences in the natures of those markets, are subject to the following factors. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions, which could distort the normal relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion. Due to the possibility of distortion, a hedge may not be successful. Although stock index futures contracts do not require physical delivery, under extraordinary market conditions, liquidity of such futures contracts also could be reduced. Additionally, the adviser and/or sub-adviser may be incorrect in its expectations as to the extent of various interest rates, currency exchange rates or stock market movements or the time span within which the movements take place.


Index Futures. The risk of imperfect correlation between movements in the price of index futures and movements in the price of the securities that are the subject of a hedge increases as the composition of a Fund's portfolio diverges from the index. The price of the index futures may move proportionately more than or less than the price of the securities being hedged. If the price of the index futures moves proportionately less than the price of the securities that are the subject of the hedge, the hedge will not be fully effective. Assuming the price of the securities being hedged has moved in an unfavorable direction, as anticipated when the hedge was put into place, the Fund would be in a better position than if it had not hedged at all, but not as good as if the price of the index futures moved in full proportion to that of the hedged securities. However, if the price of the securities being hedged has moved in a favorable direction, this advantage will be partially offset by movement of the price of the futures contract. If the price of the futures contract moves more than the price of the securities, the Fund will experience either a loss or a gain on the futures contract that will not be completely offset by movements in the price of the securities that are the subject of the hedge.

Where index futures are purchased in an anticipatory hedge, it is possible that the market may decline instead. If a Fund then decides not to invest in the securities at that time because of concern as to possible further market decline or for other reasons, it will realize a loss on the futures contract that is not offset by a reduction in the price of the securities it had anticipated purchasing.

Foreign Currency Hedging Strategies--Special Considerations. A Fund may use options and futures contracts on foreign currencies, as mentioned previously, and forward currency contracts, as described below, to attempt to hedge against movements in the values of the foreign currencies in which the Fund's securities are denominated or, in certain circumstances, for investment (e.g., as a substitute for investing in securities denominated in foreign currency). Currency hedges can protect against price movements in a security that a Fund owns or intends to acquire that are attributable to changes in the value of the currency in which it is denominated.

A Fund might seek to hedge against changes in the value of a particular currency when no Financial Instruments on that currency are available or such Financial Instruments are more expensive than certain other Financial Instruments. In such cases, a Fund may seek to hedge against price movements in that currency by entering into transactions using Financial Instruments on another currency or a basket of currencies, the value of which the adviser and/or sub-adviser believes will have a high degree of positive correlation to the value of the currency being hedged. The risk that movements in the price of the Financial Instrument will not correlate perfectly with movements in the price of the currency subject to the hedging transaction may be increased when this strategy is used.

The value of Financial Instruments on foreign currencies depends on the value of the underlying currency relative to the U.S. dollar. Because foreign currency transactions occurring in the interbank market might involve substantially larger amounts than those involved in the use of such Financial Instruments, a Fund could be disadvantaged by having to deal in the odd-lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

There is no systematic reporting of last sale information for foreign currencies or any regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information generally is representative of very large transactions in the interbank market and thus might not reflect odd-lot transactions where rates might be less favorable. The interbank market in foreign currencies is a global, round-the-clock market. To the extent the U.S. options or futures markets are closed while the markets for the underlying currencies remain open, significant price and rate movements might take place in the underlying markets that cannot be reflected in the markets for the Financial Instruments until they reopen.

Settlement of hedging transactions involving foreign currencies might be required to take place within the country issuing the underlying currency. Thus, a Fund might be required to accept or make delivery of the underlying foreign currency in accordance with any U.S. or foreign regulations regarding the maintenance of foreign banking arrangements by U.S. residents and might be required to pay any fees, taxes and charges associated with such delivery assessed in the issuing country.

Forward Currency Contracts and Foreign Currency Deposits. The Funds may enter into forward currency contracts to purchase or sell foreign currencies for a fixed amount of U.S. dollars or another foreign currency. A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days (term) from the date of the forward currency contract agreed upon by the parties, at a price set at the time the forward currency contract is entered. Forward currency contracts are negotiated directly between currency traders (usually large commercial banks) and their customers.

Such transactions may serve as long or anticipatory hedges. For example, a Fund may purchase a forward currency contract to lock in the U.S. dollar price of a security denominated in a foreign currency that the Fund intends to acquire. Forward currency contracts may also serve as short hedges. For example, a Fund may sell a forward currency contract to lock in the U.S. dollar equivalent of the proceeds from the anticipated sale of a security or a dividend or interest payment denominated in a foreign currency.

The Funds may also use forward currency contracts to hedge against a decline in the value of existing investments denominated in foreign currency. Such a hedge would tend to offset both positive and negative currency fluctuations, but would not offset changes in security values caused by other factors. A Fund could also hedge the position by entering into a forward currency contract to sell another currency expected to perform similarly to the currency in which the Fund's existing investments are denominated. This type of hedge could offer advantages in terms of cost, yield or efficiency, but may not hedge currency exposure as effectively as a simple hedge against U.S. dollars. This type of hedge may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.

The Funds may also use forward currency contracts in one currency or a basket of currencies to attempt to hedge against fluctuations in the value of securities denominated in a different currency if the adviser anticipates that there will be a positive correlation between the two currencies.

The cost to a Fund of engaging in forward currency contracts varies with factors such as the currency involved, the length of the contract period and the market conditions then prevailing. Because forward currency contracts are usually entered into on a principal basis, no fees or commissions are involved. When a Fund enters into a forward currency contract, it relies on the counterparty to make or take delivery of the underlying currency at the maturity of the contract. Failure by the counterparty to do so would result in the loss of some or all of any expected benefit of the transaction.

As is the case with futures contracts, purchasers and sellers of forward currency contracts can enter into offsetting closing transactions, similar to closing transactions on futures contracts, by selling or purchasing, respectively, an instrument identical to the instrument purchased or sold. Secondary markets generally do not exist for forward currency contracts, with the result that closing transactions generally can be made for forward currency contracts only by negotiating directly with the counterparty. Thus, there can be no assurance that a Fund will in fact be able to close out a forward currency contract at a favorable price prior to maturity. In addition, in the event of insolvency of the counterparty, the Fund might be unable to close out a forward currency contract. In either event, the Fund would continue to be subject to market risk with respect to the position, and would continue to be required to maintain a position in securities denominated in the foreign currency or to segregate cash or liquid assets.

The precise matching of forward currency contract amounts and the value of the securities, dividends or interest payments involved generally will not be possible because the value of such securities, dividends or interest payments, measured in the foreign currency, will change after the forward currency contract has been established. Thus, a Fund might need to purchase or sell foreign currencies in the spot (cash) market to the extent such foreign currencies are not covered by forward currency contracts. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain.

Forward currency contracts may substantially change a Fund's investment exposure to changes in currency exchange rates and could result in losses to the Fund if currencies do not perform as the adviser anticipates. There is no assurance that the adviser's and/or sub-adviser's use of forward currency contracts will be advantageous to a Fund or that it will hedge at an appropriate time.

The Funds may also purchase and sell foreign currency and invest in foreign currency deposits. Currency conversion involves dealer spreads and other costs, although commissions usually are not charged.

Combined Positions. A Fund may purchase and write options or futures in combination with each other, or in combination with futures or forward currency contracts, to manage the risk and return characteristics of its overall position. For example, a Fund may purchase a put option and write a call option on the same underlying instrument, in order to construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs.

Turnover. The Funds' options and futures activities may affect their turnover rates and brokerage commission payments. The exercise of calls or puts written by a Fund, and the sale or purchase of futures contracts, may cause it to sell or purchase related investments, thus increasing its turnover rate. Once a Fund has received an exercise notice on an option it has written, it cannot effect a closing transaction in order to terminate its obligation under the option and must deliver or receive the underlying securities at the exercise price. The exercise of puts purchased by a Fund may also cause the sale of related investments, increasing turnover. Although such exercise is within the Fund's control, holding a protective put might cause it to sell the related investments for reasons that would not exist in the absence of the put. A Fund will pay a brokerage commission each time it buys or sells a put or call or purchases or sells a futures contract. Such commissions may be higher than those that would apply to direct purchases or sales.

Swaps, Caps, Floors and Collars. The Funds are authorized to enter into swaps, caps, floors and collars. Swaps involve the exchange by one party with another party of their respective commitments to pay or receive cash flows, E.G., an exchange of floating rate payments for fixed rate payments. The purchase of a cap or a floor entitles the purchaser, to the extent that a specified index exceeds in the case of a cap, or falls below in the case of a floor, a predetermined value, to receive payments on a notional principal amount from the party selling such instrument. A collar combines elements of buying a cap and selling a floor.

ILLIQUID SECURITIES -- Securities which do not trade on stock exchanges or in the over the counter market, or have restrictions on when and how they may be sold, are generally considered to be "illiquid." An illiquid security is one that a Fund may have difficulty -- or may even be legally precluded from -- selling at any particular time. The Funds may invest in illiquid securities, including restricted securities and other investments which are not readily marketable. A Fund will not purchase any such security if the purchase would cause the Fund to invest more than 15% of its net assets, measured at the time of purchase, in illiquid securities. Repurchase agreements maturing in more than seven days are considered illiquid for purposes of this restriction.

The principal risk of investing in illiquid securities is that a Fund may be unable to dispose of them at the time desired or at a reasonable price. In addition, in order to resell a restricted security, a Fund might have to bear the expense and incur the delays associated with registering the securities with the SEC, and otherwise obtaining listing on a securities exchange or in the over the counter market.


INVESTMENT COMPANY SECURITIES -- To manage their daily cash positions, the Funds may invest in securities issued by other investment companies that invest in short-term debt securities and seek to maintain a net asset value of $1.00 per share ("money market funds"). The Funds also may invest in SPDRs and shares of other investment companies. SPDRs are investment companies whose portfolios mirror the compositions of specific S&P indices, such as the S&P 500 and the S&P
400. SPDRs are traded on the American Stock Exchange. SPDR holders such as a Fund are paid a "Dividend Equivalent Amount" that corresponds to the amount of cash dividends accruing to the securities held by the SPDR Trust, net of certain fees and expenses. The Investment Company Act of 1940 limits investments in securities of other investment companies, such as the SPDR Trust. These limitations include, among others, that, subject to certain exceptions, no more than 10% of a Fund's total assets may be invested in securities of other investment companies and no more than 5% of its total assets may be invested in the securities of any one investment company. As a shareholder of another investment company, a Fund would bear its pro rata portion of the other investment company's expenses, including advisory fees, in addition to the expenses the Fund bears directly in connection with its own operations.


REPURCHASE AGREEMENTS -- A Fund may enter into repurchase agreements, or REPOs, on debt securities that the Fund is allowed to hold in its portfolio. This is a way to invest money for short periods. A REPO is an agreement under which the Fund acquires a debt security and then resells it to the seller at an agreed upon price and date (normally, the next business day). The repurchase price represents an interest rate effective for the short period the debt security is held by the Fund, and is unrelated to the interest rate on the underlying debt security. A repurchase agreement is often considered as a loan collateralized by securities. The collateral securities acquired by the Fund (including accrued interest earned thereon) must have a total value in excess of the value of the repurchase agreement. The collateral securities are held by the Fund's custodian bank until the repurchase agreement is completed.

The Funds may enter into repurchase agreements with commercial banks, registered broker-dealers or registered government securities dealers, that are creditworthy under standards established by the Company's board of directors. The Company's board of directors has established standards that the investment adviser and sub-adviser must use to review the creditworthiness of any bank, broker or dealer that is party to a REPO. REPOs maturing in more than seven days are considered illiquid securities. A Fund will not enter into repurchase agreements maturing in more than seven days if as a result more than 15% of the Fund's net assets would be invested in these repurchase agreements and other illiquid securities.

As noted above, the Funds use REPOs as a means of investing cash for short periods of time. Although REPOs are considered to be highly liquid and comparatively low-risk, the use of REPOs does involve some risks. For example, if the other party to the agreement defaults on its obligation to repurchase the underlying security at a time when the value of the security has declined, the Fund may incur a loss on the sale of the collateral security. If the other party to the agreement becomes insolvent and subject to liquidation or reorganization under the Bankruptcy Code or other laws, a court may determine that the underlying security is collateral for a loan by the Fund not within the control of the Fund and therefore the realization by the Fund on such collateral may automatically be stayed. Finally, it is possible that the Fund may not be able to substantiate its interest in the underlying security and may be deemed an unsecured creditor of the other party to the agreement.

RULE 144A SECURITIES -- A Fund also may invest in securities that can be resold to institutional investors pursuant to Rule 144A under the Securities Act of 1933, as amended (the "1933 Act"). In recent years, a large institutional market has developed for many Rule 144A Securities. Institutional investors generally cannot sell these securities to the general public but instead will often depend on an efficient institutional market in which Rule 144A Securities can readily be resold to other institutional investors, or on an issuer's ability to honor a demand for repayment. Therefore, the fact that there are contractual or legal restrictions on resale to the general public or certain institutions does not necessarily mean that a Rule 144A Security is illiquid. Institutional markets for Rule 144A Securities may provide both reliable market values for Rule 144A Securities and enable a Fund to sell a Rule 144A investment when appropriate. For this reason, the Company's board of directors has concluded that if a sufficient institutional trading market exists for a given Rule 144A security, it may be considered "liquid," and not subject to a Fund's limitations on investment in illiquid securities. The Company's board of directors has given
INVESCO the day-to-day authority to determine the liquidity of Rule 144A Securities, according to guidelines approved by the board. The principal risk of investing in Rule 144A Securities is that there may be an insufficient number of qualified institutional buyers interested in purchasing a Rule 144A Security held by a Fund, and the Fund might be unable to dispose of such security promptly or at reasonable prices.

SECURITIES LENDING -- The Funds may lend their portfolio securities. The advantage of lending portfolio securities is that a Fund continues to have the benefits (and risks) of ownership of the loaned securities, while at the same time receiving interest from the borrower of the securities. The primary risk in lending portfolio securities is that a borrower may fail to return a portfolio security.


SHORT SALES (Market Neutral Equity Fund only) -- This discussion relates solely to Market Neutral Fund; no other Fund intends to sell securities short (except to sell short "against the box."). Market Neutral Equity Fund will sell a security short and borrow the same security from a broker or other institution to complete the sale. Market Neutral Equity Fund will lose money on a short sale transaction if the price of the borrowed security increases between the date of the short sale and the date on which the Fund closes the short position; conversely, the Fund may realize a gain if the price of the borrowed security declines between those dates.

There is no guarantee that Market Neutral Equity Fund will be able to close out a short position at any particular time or at an acceptable price. During the time that the Fund is short the security, it is subject to the risk that the lender of the security will terminate the loan at a time when the Fund is unable to borrow the same security from another lender. If that occurs, the Fund may be "bought in" at the price required to purchase the security needed to close out the short position.

In short sale transactions, Market Neutral Fund's gain is limited to the price at which it sold the security short; its loss is limited only by the maximum price it must pay to acquire the security less the price at which the security was sold. In theory, losses from short sales may be unlimited. Further, because the Fund will attempt to remain market neutral, if the Fund must close out a short position at a time or price not of its choosing, it may also have to sell a corresponding security it owns at an unfavorable time or price in order to maintain market neutrality. Until a security that is sold short is acquired by the Fund, the Fund must pay the lender any dividends that accrue during the loan period. In order to borrow the security, the Fund usually is required to pay compensation to the lender. Short sales also cause the Fund to incur brokerage fees and other transaction costs. Therefore, the amount of any gain the Fund may receive from a short sale transaction is decreased - and the amount of any loss increased -- by the amount of compensation to the lender, dividend and expenses Market Neutral Equity Fund may be required to pay.

Until Market Neutral Equity Fund replaces a borrowed security, it must segregate liquid securities or other collateral with a broker or other custodian in an amount equal to the current market value of the security sold short. The Fund expects to receive interest on the collateral it deposits. The use of short sales may result in Market Neutral Equity Fund realizing more short-term capital gains than it would if the Fund did not engage in short sales.

U.S. GOVERNMENT SECURITIES -- Each Fund may, from time to time, purchase debt securities issued by the U.S. government. These securities include Treasury bills, notes and bonds. Treasury bills have a maturity of one year or less, Treasury notes generally have a maturity of one to ten years, and Treasury bonds generally have maturities of more than ten years.

U.S. government debt securities also include securities issued or guaranteed by agencies or instrumentalities of the U.S. government. Some obligations of U.S. government agencies, which are established under the authority of an act of
Congress, such as Government National Mortgage Association ("GNMA") participation certificates, are supported by the full faith and credit of the U.S. Treasury. GNMA Certificates are mortgage-backed securities representing part ownership of a pool of mortgage loans. These loans -- issued by lenders such as mortgage bankers, commercial banks and savings and loan associations -- are either insured by the Federal Housing Administration or guaranteed by the Veterans Administration. A "pool" or group of such mortgages is assembled and, after being approved by GNMA, is offered to investors through securities dealers. Once approved by GNMA, the timely payment of interest and principal on each mortgage is guaranteed by GNMA and backed by the full faith and credit of the U.S. government. The market value of GNMA Certificates is not guaranteed. GNMA Certificates are different from bonds because principal is paid back monthly by the borrower over the term of the loan rather than returned in a lump sum at maturity, as is the case with a bond. GNMA Certificates are called "pass-through" securities because both interest and principal payments (including prepayments) are passed through to the holder of the GNMA Certificate.


Other United States government debt securities, such as securities of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the Treasury. Others, such as bonds issued by Fannie Mae, a federally chartered private corporation, are supported only by the credit of the corporation. In the case of securities not backed by the full faith and credit of the United States, the Fund must look principally to the agency issuing or guaranteeing the obligation in the event the agency or instrumentality does not meet its commitments. A Fund will invest in securities of such instrumentalities only when its investment adviser and sub-advisers are satisfied that the credit risk with respect to any such instrumentality is comparatively minimal.

WHEN-ISSUED/DELAYED DELIVERY -- Ordinarily, the Funds buy and sell securities on an ordinary settlement basis. That means that the buy or sell order is sent, and a Fund actually takes delivery or gives up physical possession of the security on the "settlement date," which is three business days later. However, the Funds also may purchase and sell securities on a when-issued or delayed delivery basis.

When-issued or delayed delivery transactions occur when securities are purchased or sold by a Fund and payment and delivery take place at an agreed-upon time in the future. The Funds may engage in this practice in an effort to secure an advantageous price and yield. However, the yield on a comparable security available when delivery actually takes place may vary from the yield on the security at the time the when-issued or delayed delivery transaction was entered into. When a Fund engages in when-issued and delayed delivery transactions, it relies on the seller or buyer to consummate the sale at the future date. If the seller or buyer fails to act as promised, that failure may result in the Fund missing the opportunity of obtaining a price or yield considered to be advantageous. No payment or delivery is made by a Fund until it receives delivery or payment from the other party to the transaction. However, fluctuation in the value of the security from the time of commitment until delivery could adversely affect a Fund.


INVESTMENT RESTRICTIONS


The Funds operate under certain investment restrictions. For purposes of the following restrictions, all percentage limitations apply immediately after a purchase or initial investment. Any subsequent change in a particular percentage resulting from fluctuations in value does not require elimination of any security from a Fund.

The following restrictions are fundamental and may not be changed with respect to a Fund without prior approval of a majority of the outstanding voting securities of a Fund, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). Each Fund, unless otherwise indicated, may not:

     1. purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities or municipal securities) if, as a result, more than 25% of the Fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry, except that:
     (i) Utilities Fund may invest more than 25% of the value of its total assets in one or more industries relating to the utilities industry; (ii) Health Sciences Fund may invest more than 25% of the value of its total assets in one or more industries relating to health care; (iii) Technology Fund may invest more than 25% of the value of its total assets in the one or more industries relating to technology; (iv) Realty Fund may invest more than 25% of the value of its total assets in one or more industries relating to the real estate industry; (v) Financial Services Fund may invest more than 25% of the value of its total assets in one or more industries relating to financial services; (vi) Telecommunications Fund may invest more than 25% of the value of its total assets in one or more industries relating to telecommunications; and (vii) the investments in the combined long and short portfolios of Market Neutral Equity Fund may exceed 25% of the value of its total assets in one or more industries;

     2. with respect to 75% of the Fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (i) more than 5% of a Fund's total assets would be invested in the securities of that issuer, or (ii) a Fund would hold more than 10% of the outstanding voting securities of that issuer;


     3. underwrite securities of other issuers, except insofar as it may be deemed to be an underwriter under the Securities Act of 1933, as amended, in connection with the disposition of the Fund's portfolio securities;


     4. borrow money, except that the Fund may borrow money in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings); with respect to Market Neutral Equity Fund, short sales and related borrowings of securities and cash to satisfy margin requirements are not subject to this restriction;

     5. issue senior securities, except as permitted under the 1940 Act;


     6. lend any security or make any loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to the purchase of debt securities or to repurchase agreements;

     7. purchase or sell physical commodities; however, this policy shall not prevent the Fund from purchasing and selling foreign currency, futures contracts, options, forward contracts, swaps, caps, floors, collars and other financial instruments; or

     8. purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business). This restriction shall not prohibit the Realty Fund from directly holding real estate if such real estate is acquired by the Fund as a result of a default on debt securities held by the Fund.


     9. Each Fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company managed by INVESCO or an affiliate or a successor thereof, with substantially the same fundamental investment objective, policies and limitations as the Fund.

In addition, each Fund has the following non-fundamental policies, which may be changed without shareholder approval:


     A. The Fund (with the exception of Market Neutral Fund), may not sell securities short (unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short) or purchase securities on margin, except that (i) this policy does not prevent the Fund from entering into short positions in foreign currency, futures contracts, options, forward contracts, swaps, caps, floors, collars and other financial instruments, (ii) the Fund may obtain such short-term credits as are necessary for the clearance of transactions, and (iii) the Fund may make margin payments in connection with futures contracts, options, forward contracts, swaps, caps, floors, collars and other financial instruments.

     B. The Fund may borrow money only from a bank or from an open-end management investment company managed by INVESCO or an affiliate or a successor thereof for temporary or emergency purposes (not for leveraging or investing) or by engaging in reverse repurchase agreements with any party (reverse repurchase agreements will be treated as borrowings for purposes of fundamental limitation (4)). This limitation shall not prevent Market Neutral Equity Fund from borrowing money from brokers from time to time to meet margin requirements on the securities it sells short. Any such borrowings will be short-term in nature.


     C. The Fund does not currently intend to purchase any security if, as a result, more than 15% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

     D. The Fund may invest in securities issued by other investment companies to the extent that such investments are consistent with the Fund's investment objective and policies and permissible under the 1940 Act.

     E. With respect to fundamental limitation (1), domestic and foreign banking will be considered to be different industries.

In addition, with respect to a Fund that may invest in municipal obligations, the following non-fundamental policy applies, which may be changed without shareholder approval:

     Each state (including the District of Columbia and Puerto Rico), territory and possession of the United States, each political subdivision, agency, instrumentality and authority thereof, and each multi-state agency of which a state is a member is a separate "issuer." When the assets and revenues of an agency, authority, instrumentality or other political subdivision are separate from the government creating the subdivision and the security is backed only by assets and revenues of the subdivision, such subdivision would be deemed to be the sole issuer. Similarly, in the case of an Industrial Development Bond or Private Activity bond, if that bond is backed only by the assets and revenues of the non-governmental user, then that non-governmental user would be deemed to be the sole issuer. However, if the creating government or another entity guarantees a security, then to the extent that the value of all securities issued or guaranteed by that government or entity and owned by a Fund exceeds 10% of the Fund's total assets, the guarantee would be considered a separate security and would be treated as issued by that government or entity.

      In order to enable California investors to allocate variable annuity or variable life insurance contract values to one or more of the Funds, the Company has committed to comply with the following guidelines: (i) the borrowing limits for any Fund are (a) 10% of net asset value when borrowing for any general purpose and (b) 25% of net asset value when borrowing as a temporary measure to facilitate redemptions (for purposes of this clause, the net asset value of a Fund is the market value of all investments or assets owned less outstanding liabilities of the Fund at the time that any new or additional borrowing is undertaken); and (ii) if a Fund invests in foreign companies, the foreign country diversification guidelines to be followed by the Fund are as follows:

      (a) The Fund will be invested in a minimum of five different foreign countries at all times. However, this minimum is reduced to four when foreign country investments comprise less than 80% of the Fund's net asset value, to three when less than 60% of such value, to two when less than 40% and to one when less than 20%.

      (b) Except as set forth in items (c) and (d) below, the Fund will have no more than 20% of its net asset value invested in securities of issuers located in any one country.

      (c) The Fund may have an additional 15% of its net asset value invested in securities of issuers located in any one of the following countries: Australia, Canada, France, Japan, the United Kingdom, or Germany.

      (d) The Fund's investments in United States issuers are not subject to the foreign country diversification guidelines.

      State insurance laws and regulations may impose additional limitations on lending securities and the use of options, futures and other derivative instruments.

MANAGEMENT OF THE FUNDS

THE INVESTMENT ADVISER


INVESCO, located at 7800 East Union Avenue, Denver, Colorado, is the Company's investment adviser. INVESCO was founded in 1932 and serves as an investment adviser to:

      INVESCO Bond Funds, Inc. (formerly, INVESCO Income Funds, Inc.) INVESCO Combination Stock & Bond Funds, Inc. (formerly, INVESCO
          Flexible Funds, Inc.)

      INVESCO International Funds, Inc.
      INVESCO Money Market Funds, Inc.
      INVESCO Sector Funds, Inc. (formerly, INVESCO Strategic Portfolios, Inc.) INVESCO Specialty Funds, Inc.
      INVESCO Stock Funds, Inc. (formerly, INVESCO Equity Funds, Inc.)
      INVESCO Treasurer's Series Funds, Inc. (formerly, INVESCO Treasurer's
          Series Trust)
      INVESCO Variable Investment Funds, Inc.

As of July 31, 1999, INVESCO managed 42 mutual funds having combined assets of $24 billion, on behalf of more than 924,000 shareholders.

INVESCO is an indirect wholly owned subsidiary of AMVESCAP PLC, a publicly traded holding company. Through its subsidiaries, AMVESCAP PLC engages in the business of investment management on an international basis. AMVESCAP PLC is one of the largest independent investment management businesses in the world, with approximately $296 billion in assets under management on June 30, 1999.




AMVESCAP PLC's North American subsidiaries include:

      INVESCO Retirement and Benefit Services, Inc. ("IRBS"), Atlanta, Georgia, develops and provides domestic and international defined contribution retirement plan services to plan sponsors, institutional retirement plan sponsors, institutional plan providers and foreign governments.

      INVESCO Retirement Plan Services ("IRPS"), Atlanta, Georgia, a division of IRBS, provides record keeping and investment selection services to defined contribution plan sponsors of plans with between $2 million and $200 million in assets. Additionally, IRPS provides investment consulting services to institutions seeking to provide retirement plan products and services.

      Institutional Trust Company, doing business as INVESCO Trust Company ("ITC"), Denver, Colorado, a division of IRBS, provides retirement account custodian and/or trust services for individual retirement accounts ("IRAs") and other retirement plan accounts. This includes services such as record keeping, tax reporting and compliance. ITC acts as trustee or custodian to these plans. ITC accepts contributions and provides, through INVESCO, complete transfer agency functions: correspondence, sub-accounting, telephone communications and processing of distributions.

      INVESCO Capital Management, Inc., Atlanta, Georgia, manages institutional investment portfolios, consisting primarily of discretionary employee benefit plans for corporations and state and local governments, and endowment funds.

      INVESCO Management & Research, Inc., Boston, Massachusetts, primarily manages pension and endowment accounts.

      PRIMCO Capital Management, Inc., Louisville, Kentucky, specializes in managing stable return investments, principally on behalf of Section 401(k) retirement plans.

      INVESCO Realty Advisors, Inc., Dallas, Texas, is responsible for providing advisory services in the U.S. real estate markets for AMVESCAP PLC's clients worldwide. Clients include corporate pension plans and public pension funds as well as endowment and foundation accounts.




      INVESCO (NY), Inc., New York, is an investment adviser for separately managed accounts, such as corporate and municipal pension plans, Taft-Hartley Plans, insurance companies, charitable institutions and private individuals. INVESCO NY further serves as investment adviser to several closed-end investment companies, and as sub-adviser with respect to certain commingled employee benefit trusts.


      A I M Advisors, Inc., Houston, Texas, provides investment advisory and administrative services for retail and institutional mutual funds.

      A I M Capital Management, Inc., Houston, Texas provides investment advisory services to individuals, corporations, pension plans and other private investment advisory accounts and also serves as a sub-adviser to certain retail and institutional mutual funds, one Canadian mutual fund and one portfolio of an open-end registered investment company that is offered to separate accounts of variable insurance companies.

      A I M Distributors, Inc. and Fund Management Company, Houston, Texas are registered broker-dealers that act as the principal underwriters for retail and institutional mutual funds.

The corporate headquarters of AMVESCAP PLC are located at 11 Devonshire Square, London, EC2M4YR, England.

THE INVESTMENT ADVISORY AGREEMENT


INVESCO serves as investment adviser to the Funds under an investment advisory agreement dated February 28, 1997 (the "Agreement") with the Company.


The Agreement requires that INVESCO manage the investment portfolio of each Fund in a way that conforms with each Fund's investment policies. INVESCO may directly manage a Fund itself, or may hire a sub-adviser, which may be an affiliate of INVESCO, to do so. Specifically, INVESCO is responsible for:

   o managing the investment and reinvestment of all the assets of the Funds, and executing all purchases and sales of portfolio securities;

   o  maintaining a continuous investment program for the Funds, consistent with
      (i) each Fund's investment policies as set forth in the Company's Bylaws and Registration Statement, as from time to time amended, under the 1940 Act, and in any prospectus and/or statement of additional information of the Funds, as from time to time amended and in use under the 1933 Act, and
      (ii) the Company's status as a regulated investment company under the Internal Revenue Code of 1986, as amended;

   o determining what securities are to be purchased or sold for the Funds, unless otherwise directed by the directors of the Company, and executing transactions accordingly;

   o providing the Funds the benefit of all of the investment analysis and research, the reviews of current economic conditions and trends, and the consideration of a long-range investment policy now or hereafter generally available to the investment advisory customers of the Adviser or any Sub-Adviser;

   o determining what portion of each Fund's assets should be invested in the various types of securities authorized for purchase by the Fund; and

   o making recommendations as to the manner in which voting rights, rights to consent to Fund action and any other rights pertaining to a Fund's portfolio securities shall be exercised.

INVESCO also performs all of the following services for the Funds:

   o  administrative

   o  internal accounting (including computation of net asset value)

   o  clerical and statistical

   o  secretarial

   o all other services necessary or incidental to the administration of the affairs of the Funds

   o  supplying the Company with officers, clerical staff and other employees

   o furnishing office space, facilities, equipment, and supplies; providing personnel and facilities required to respond to inquiries related to shareholder accounts

   o  conducting   periodic   compliance   reviews  of  the  Funds'  operations;
      preparation and review of required documents, reports and filings by INVESCO's in-house legal and accounting staff or in conjunction with independent attorneys and accountants (including the prospectus, statement of additional information, proxy statements, shareholder reports, tax returns, reports to the SEC, and other corporate documents of the Funds)

   o  supplying basic telephone service and other utilities

   o preparing and maintaining certain of the books and records required to be prepared and maintained by the Funds under the 1940 Act

Expenses not assumed by INVESCO are borne by the Funds. As full compensation for its advisory services to the Company, INVESCO receives a monthly fee from each Fund. The fee is calculated at the annual rate of:


Equity Income and Total Return Funds

   o  0.75% on the first $500 million of each Fund's average net assets;

   o  0.65% on the next $500 million of each Fund's average net assets;

   o  0.55% of each Fund's average net assets in excess of $1 billion;

   o  0.45% of each Fund's average net assets in excess of $2 billion;

   o  0.40% of each Fund's average net assets in excess of $4 billion;

   o  0.375% of each Fund's average net assets in excess of $6 billion; and

   o  0.35% of each Fund's average net assets in excess of $8 billion.

High Yield and Utilities Funds

   o  0.60% on the first $500 million of each Fund's average net assets;

   o  0.55% on the next $500 million of each Fund's average net assets;

   o  0.45% of each Fund's average net assets in excess of $1 billion;

   o  0.40% of each Fund's average net assets in excess of $4 billion;

   o  0.375% of each Fund's average net assets in excess of $6 billion; and

   o  0.35% of each Fund's average net assets in excess of $8 billion.

Small Company Growth, Health Sciences and Technology Funds

   o  0.75% on the first $350 million of each Fund's average net assets;

   o  0.65% on the next $350 million of each Fund's average net assets;

   o  0.55% of each Fund's average net assets in excess of $700 million;

   o  0.45% of each Fund's average net assets in excess of $2 billion;

   o  0.40% of each Fund's average net assets in excess of $4 billion;

   o  0.375% of each Fund's average net assets in excess of $6 billion; and

   o  0.35% of each Fund's average net assetes in excess of $8 billion.

Dynamics Fund

   o  0.75% on the first $1 billion of the Fund's average net assets;

   o  0.60% on the next $1 billion of the Fund's average net assets;

   o  0.45% of the Fund's average net assets in excess of $2 billion;

   o  0.40% of the Fund's average net assets in excess of $4 billion;

   o  0.375% of the Fund's average net assets in excess of $6 billion; and

   o  0.35% of the Fund's average net assets in excess of $8 billion;

Blue Chip Growth Fund

   o  0.85% on the first $500 million of the Fund's average net assets;

   o  0.75% on the next $500 million of the Fund's average net assets;

   o  0.65% of the Fund's average net assets in excess of $1 billion;

   o  0.45% of the Fund's average net assets in excess of $2 billion;

   o  0.40% of the Fund's average net assets in excess of $4 billion;

   o  0.375% of the Fund's average net assets in excess of $6 billion; and

   o  0.35% of the Fund's average net assets in excess of $8 billion.

Realty Fund

   o  0.90% on the first $500 million of the Fund's average net assets;

   o  0.75% on the next $500 million of the Fund's average net assets;

   o  0.65% of the Fund's average net assets in excess of $1 billion;

   o  0.45% of the Fund's average net assets in excess of $2 billion;

   o  0.40% of the Fund's average net assets in excess of $4 billion;

   o  0.375% of the Fund's average net assets in excess of $6 billion; and

   o  0.35% of the Fund's average net assets in excess of $8 billion.

Financial Services, Market Neutral Equity and Telecommunications Funds

   o  0.75% of each Fund's average net assets;

During the fiscal years ended December 31, 1998, 1997 and 1996, the Funds paid INVESCO advisory fees in the dollar amounts shown below. If applicable, the fees were offset by credits in the amounts shown below, so that INVESCO's fees were not in excess of the expense limitations shown below, which have been voluntarily agreed to by the Company and INVESCO.


                         Advisory          Total Expense           Total Expense
                         Fee Dollars       Reimbursements          Limitations
                         -----------       --------------          -------------
Blue Chip Growth Fund
1998                     $  2,589          $32,023                  1.50%
1997                          781           26,170                  1.25%
1996                          N/A              N/A                    N/A


Dynamics Fund
1998                        1,652          $36,773                  1.15%
1997                          554           31,429                  0.90%
1996                          N/A              N/A                    N/A


Equity Income Fund
1998                     $377,741          $   245                  1.15%
1997                      223,880           16,285                  0.90%
1996                      105,932           34,295                  0.90%


Health Sciences Fund
1998                     $  9,945          $39,165                  1.25%
1997                        1,191           33,488                  1.00%
1996                          N/A              N/A                    N/A


High Yield Fund
1998                     $224,864          $     0                  1.05%
1997                      117,624           20,919                  0.80%
1996                       50,693           38,708                  0.80%

Realty Fund
1998                     $ 2,558           $18,881                  1.35%
1997                         N/A               N/A                    N/A
1996                         N/A               N/A                    N/A

Small Company Growth Fund
1998                    $  2,726           $39,139                  1.25%
1997                         684            32,621                  1.00%
1996                         N/A               N/A                    N/A


Technology Fund
1998                    $  5,670           $38,752                  1.25%
1997                       1,318            33,352                  1.00%
1996                         N/A               N/A                    N/A


Total Return Fund
1998                    $219,888           $   196                  1.15%
1997                     126,159            30,247                  0.90%
1996                      77,890            37,492                  0.90%


Utilities Fund
1998                    $ 32,195           $28,048                  1.15%
1997                      19,549            35,201                  0.90%
1996                       5,716            39,955                  0.90%


Financial Services, Market Neutral Equity and Telecommunications Funds did not commence operations until August 31, 1999, and thus paid no advisory fees in the periods shown above.

THE SUB-ADVISORY AGREEMENT

With respect to Market Neutral Equity Fund, INVESCO (NY), Inc. ("INY") serves as sub-adviser to Market Neutral Equity Fund pursuant to a sub-advisory agreement dated August 30, 1999 (the "Market Neutral Equity Sub-Agreement") with INVESCO.

With respect to Realty Fund, INVESCO Realty Advisors, Inc. ("IRAI") serves as sub-adviser to Realty Fund pursuant to a sub-advisory agreement dated February 28, 1997 (the " Realty Sub-Agreement") with INVESCO.

With respect to Total Return Fund, INVESCO Capital Management ("ICM") serves as sub-adviser to Total Return Fund pursuant to a sub-advisory agreement dated February 28, 1997 (the "Total Return Sub-Agreement") with INVESCO.

The Sub-Agreements provide that INY, IRAI and ICM, as applicable, subject to the supervision of INVESCO, shall manage the investment portfolios of Market Neutral Equity , Realty and Total Return Funds in conformity with each Fund's investment policies. These management services include: (a) managing the investment and reinvestment of all the assets, now or hereafter acquired, of each Fund, and executing all purchases and sales of portfolio securities; (b) maintaining a continuous investment program for the Funds, consistent with (i) each Fund's investment policies as set forth in the Company's Articles of Incorporation,

Bylaws and Registration Statement, as from time to time amended, under the 1940 Act, as amended, and in any prospectus and/or statement of additional information of the Company, as from time to time amended and in use under the 1933 Act, and (ii) the Company's status as a regulated investment company under the Internal Revenue Code of 1986, as amended; (c) determining what securities are to be purchased or sold for each Fund, unless otherwise directed by the directors of the Company or INVESCO, and executing transactions accordingly; (d) providing the Funds the benefit of all of the investment analysis and research, the reviews of current economic conditions and trends, and the consideration of long-range investment policy now or hereafter generally available to investment advisory customers of INY, IRAI or ICM; (e) determining what portion of each applicable Fund's assets should be invested in the various types of securities authorized for purchase by such Fund; and (f) making recommendations as to the manner in which voting rights, rights to consent to Company action and any other rights pertaining to the portfolio securities of each applicable Fund shall be exercised.

The Sub-Agreements provide that, as compensation for their services, INY, IRAI and ICM shall receive from INVESCO, at the end of each month, a fee based upon the average daily value of the applicable Fund's net assets. With respect to Market Neutral Equity Fund, the fee is calculated at the annual rate of 0.30% of the Fund's average net assets. With respect to Realty Fund, the fee is calculated at the following annual rates: prior to January 1, 1998, 0.30% on the first $500 million of the Fund's average net assets; 0.25% on the next $500 million of the Fund's average net assets; and 0.2167% on the Fund's average net assets in excess of $1 billion; and effective January 1, 1998, 0.36% on the first $500 million; 0.30% on the next $500 million and 0.26% on the Fund's net assets in excess of $1 billion. In addition, effective May 13, 1999, the following additional contractual breakpoints are in effect: 0.18% on the Fund's average net assets from $2 billion; 0.16% on the Fund's average net assets from $4 billion, 0.15% on the Fund's average net assets from $6 billion, 0.14% on the Fund's average net assets from $8 billion. With respect to Total Return Fund, the fee is computed at the following annual rates: prior to January 1, 1998, 0.25% on the first $500 million of the Fund's average net assets; 0.2167% on the next $500 million of the Fund's average net assets; and 0.1833% on the Fund's average net assets in excess of $1 billion; and effective January 1, 1998, 0.30% on the first $500 million; 0.26% on the next $500 million and 0.22% on the Fund's average net assets in excess of $1 billion. In addition, effective May 13, 1999, the following additional contractual breakpoints are in effect: 0.18% on the Fund's average net assets from $2 billion; 0.16% on the Fund's average net assets from $4 billion, 0.15% on the Fund's average net assets from $6 billion, 0.14% on the Fund's average net assets from $8 billion. The sub-advisory fees are paid by INVESCO, not the Funds.

ADMINISTRATIVE SERVICES AGREEMENT

INVESCO, either directly or through affiliated companies, provides certain administrative, sub-accounting, and recordkeeping services to the Funds pursuant to an Administrative Services Agreement.

The Administrative Services Agreement requires INVESCO to provide the following services to the Funds:

   o such sub-accounting and recordkeeping services and functions as are reasonably necessary for the operation of the Funds; and

   o such sub-accounting, recordkeeping, and administrative services and functions, which may be provided by affiliates of INVESCO, as are reasonably necessary for the operation of Fund shareholder accounts maintained by certain retirement plans and employee benefit plans for the benefit of participants in such plans.


As full compensation for services provided under the Administrative Services Agreement, each Fund pays a monthly fee to INVESCO consisting of a base fee per Fund of $10,000 per year, plus an additional incremental fee computed daily and paid monthly by each Fund, at an annual rate of 0.015% of the average net assets of each Fund, plus an additional 0.25% per year of new assets acquired after July 8, 1998.


TRANSFER AGENCY AGREEMENT

INVESCO also performs transfer agent, dividend disbursing agent, and registrar services for the Funds pursuant to a Transfer Agency Agreement.


The Transfer Agency Agreement provides that each Fund pay INVESCO an annual fee of $5,000. This fee is paid monthly at the rate of 1/12 of the annual fee.


FEES PAID TO INVESCO

For the fiscal years ended December 31, 1998, 1997 and 1996, the Funds paid the following fees to INVESCO (prior to the voluntary absorption of certain Fund expenses by INVESCO):

BLUE CHIP GROWTH FUND

TYPE OF FEE                                     1998       1997         1996
-----------                                     ----       ----         ----
Advisory                                   $   2,589   $    781          N/A
Administrative Services                       10,047      6,680          N/A
Transfer Agency                                5,000      3,333          N/A

DYNAMICS FUND


TYPE OF FEE                                     1998       1997         1996
-----------                                     ----       ----         ----
Advisory                                  $    1,652   $    554          N/A
Administrative Services                       10,042     10,014          N/A
Transfer Agency                                5,000      5,000          N/A

EQUITY INCOME FUND

TYPE OF FEE                                     1998       1997         1996
-----------                                     ----       ----         ----
Advisory                                  $  377,741   $223,880     $105,932
Administrative Services                       25,519     14,478       12,119
Transfer Agency                                5,000      5,000        5,000

HEALTH SCIENCES FUND

TYPE OF FEE                                     1998       1997         1996
------------                                    ----      -----         ----
Advisory                                  $    9,945   $  1,191          N/A
Administrative Services                       11,874     10,024          N/A
Transfer Agency                                5,000      5,000          N/A

HIGH YIELD FUND

TYPE OF FEE                                    1998        1997         1996
-----------                                    ----        ----         ----
Advisory                                  $ 224,864    $117,624     $ 50,693
Administrative Services                      26,312      12,941       11,267
Transfer Agency                               5,000       5,000        5,000

REALTY FUND

TYPE OF FEE                                    1998        1997        1996
-----------                                    ----        ----       -----
Advisory                                  $   2,558        N/A          N/A
Administrative Services                       7,669        N/A          N/A
Transfer Agency                               3,750        N/A          N/A

SMALL COMPANY GROWTH FUND

TYPE OF FEE                                    1998        1997        1996
-----------                                    ----        ----        ----
Advisory                                  $   2,726    $    684         N/A
Administrative Services                      10,192      10,014         N/A
Transfer Agency                               5,000       5,000         N/A

TECHNOLOGY FUND

TYPE OF FEE                                   1998         1997        1996
-----------                                   ----         ----        ----
Advisory                                  $  5,670     $  1,318         N/A
Administrative Services                     11,005       10,026         N/A
Transfer Agency                              5,000        5,000         N/A

TOTAL RETURN FUND

TYPE OF FEE                                  1998          1997         1996
-----------                                  ----          ----         ----
Advisory                                 $219,888      $126,159     $ 77,890
Administrative Services                    19,501        12,534       11,558
Transfer Agency                             5,000         5,000        5,000

UTILITIES FUND

TYPE OF FEE                                  1998          1997        1996
-----------                                  ----          ----        ----
Advisory                                 $  5,716       $19,549      $5,716
Administrative Services                    11,535        10,489      10,143
Transfer Agency                             5,000         5,000       5,000


Financial Services, Market Neutral Equity and Telecommunications Funds did not commence operations until August 31, 1999, and thus paid no fees to INVESCO in the periods shown above.


DIRECTORS AND OFFICERS OF THE COMPANY

The overall direction and supervision of the Company come from the board of directors. The board of directors is responsible for making sure that the Funds' general investment policies and programs are carried out and that the Funds are properly administered.

The board of directors has an audit committee comprised of four of the directors who are not affiliated with INVESCO (the "Independent Directors"). The committee meets quarterly with the Company's independent accountants and officers to review accounting principles used by the Company, the adequacy of internal controls, the responsibilities and fees of the independent accountants, and other matters.

The Company has a  management  liaison  committee  which  meets  quarterly  with various management personnel of INVESCO in order to facilitate better understanding of management and operations of the Company, and to review legal and operational matters which have been assigned to the committee by the board of directors, in furtherance of the board of directors' overall duty of supervision.


The Company has a soft dollar brokerage committee. The committee meets periodically to review soft dollar and other brokerage transactions by the Funds, and to review policies and procedures of INVESCO with respect to brokerage transactions. It reports on these matters to the Company's board of directors.

The Company has a derivatives committee. The committee meets periodically to review derivatives investments made by the Funds. It monitors derivatives usage by the Funds and the procedures utilized by INVESCO to ensure that the use of such instruments follows the policies on such instruments adopted by the Company's board of directors. It reports on these matters to the Company's board of directors.

The officers of the Company, all of whom are officers and employees of INVESCO, are responsible for the day-to-day administration of the Company and the Funds. The officers of the Company receive no direct compensation from the Company or the Funds for their services as officers. INVESCO has the primary responsibility for making investment decisions on behalf of the Funds. These investment decisions are reviewed by the investment committee of INVESCO.

All of the officers and directors of the Company hold comparable positions with the following funds, which, with the Company, are collectively referred to as the "INVESCO Funds":

      INVESCO Bond Funds, Inc. (formerly, INVESCO Income Funds, Inc.)
      INVESCO Combination Stock & Bond Funds, Inc. (formerly, INVESCO Flexible
           Funds, Inc.)
      INVESCO International Funds, Inc.
      INVESCO Money Market Funds, Inc.
      INVESCO Sector Funds, Inc. (formerly, INVESCO Strategic Portfolios, Inc.) INVESCO Specialty Funds, Inc.
      INVESCO Stock Funds, Inc. (formerly, INVESCO Equity Funds, Inc.)
      INVESCO Treasurer's Series Funds, Inc. (formerly, INVESCO Treasurer's
           Series Trust)
      INVESCO Variable Investment Funds, Inc.


The table below provides information about each of the Company's directors and officers. Unless otherwise indicated, the address of the directors and officers is P.O. Box 173706, Denver, CO 80217-3706 . Their affiliations represent their principal occupations.

                            Position(s) Held          Principal Occupation(s)
Name, Address, and Age      With Company              During Past Five Years

Charles W. Brady *+         Director and              Chairman  of the Board of
1315 Peachtree St., N.E.    Chairman of the Board     INVESCO   Global   Health
Atlanta, Georgia                                      Sciences   Fund;    Chief
Age:  64                                              Executive   Officer   and
                                                      Director of AMVESCAP PLC,
                                                      London,    England    and
                                                      various  subsidiaries  of
                                                      AMVESCAP PLC.


Fred A. Deering +#          Director and Vice         Trustee of INVESCO Global
Security Life Center        Chairman of the Board     Health   Sciences   Fund;
1290 Broadway                                         formerly, Chairman of the
Denver, Colorado                                      Executive  Committee  and
Age:  71                                              Chairman  of the Board of
                                                      Security  Life of  Denver
                                                      Insurance        Company;
                                                      Director of ING American
                                                      Holdings    Company   and
                                                      First ING Life  Insurance
                                                      Company of New York.



Mark H. Williamson *+       President, Chief          President,          Chief
7800 E. Union Avenue        Exec utive Officer        Executive   Officer   and
Denver, Colorado            and Director              Director    of    INVESCO
Age:  48                                              Distributors,       Inc.;
                                                      President,          Chief
                                                      Executive   Officer   and
                                                      Director of INVESCO Funds
                                                      Group,  Inc.;  President,
                                                      Chief  Operating  Officer
                                                      and  Trustee  of  INVESCO
                                                      Global  Health   Sciences
                                                      Fund; formerly,  Chairman
                                                      and  Chief   Executive
                                                      Officer of  NationsBanc
                                                      Advisors, Inc.; formerly,
                                                      Chairman  of  NationsBanc
                                                      Investments, Inc.

                            Position(s) Held          Principal Occupation(s)
Name, Address, and Age      With Company              During Past Five Years

Victor L. Andrews, Ph.D.    Director                  Professor Emeritus, Chair
**! 34 Seawatch Drive                                 man Emeritus and Chairman
Savannah, Georgia                                     of the CFO  Roundtable of
Age:   69                                             the Department of Finance
                                                      of     Georgia      State
                                                      University;    President,
                                                      Andrews         Financial
                                                      Associates,          Inc.
                                                      (consulting        firm);
                                                      formerly,  member  of the
                                                      faculties  of the Harvard
                                                      Business  School  and the
                                                      Sloan      School      of
                                                      Management     of    MIT;
                                                      Director of The Sheffield
                                                      Funds, Inc.


Bob R. Baker +** AMC        Director                  President    and    Chief
Cancer Research Center                                Executive  Officer of AMC
1600 Pierce Street                                    Cancer  Research  Center,
Denver, Colorado                                      Denver,  Colorado,  since
Age:  62                                              January    1989;    until
                                                      mid-December  1988,  Vice
                                                      Chairman  of the Board of
                                                      First Columbia  Financial
                                                      Corporation,   Englewood,
                                                      Colorado;       formerly,
                                                      Chairman of the Board and
                                                      Chief  Executive  Officer
                                                      of     First     Columbia
                                                      Financial Corporation.


Lawrence H. Budner # @      Director                  Trust  Consultant;  prior
7608 Glen Albens Circle                               to June 30, 1987,  Senior
Dallas, Texas                                         Vice President and Senior
Age:  69                                              Trust      Officer     of
                                                      InterFirst Bank,  Dallas,
                                                      Texas.

                            Position(s) Held          Principal Occupation(s)
Name, Address, and Age      With Company              During Past Five Years

Wendy L. Gramm, Ph.D.**!    Director                  Self-employed      (since
4201 Yuma Street, N.W.                                1993);    Professor    of
Washington, DC                                        Economics    and   Public
Age: 54                                               Administration,
                                                      University  of  Texas  at
                                                      Arlington;   formerly,
                                                      Chairman,       Commodity
                                                      Futures           Trading
                                                      Commission; Administrator
                                                      for    Information    and
                                                      Regulatory Affairs at the
                                                      Office of Management  and
                                                      Budget;         Executive
                                                      Director      of      the
                                                      Presidential  Task  Force
                                                      on Regulatory Relief; and
                                                      Director  of the  Federal
                                                      Trade Commission's Bureau
                                                      of    Economics;    also,
                                                      Director    of    Chicago
                                                      Mercantile      Exchange,
                                                      Enron  Corporation,  IBP,
                                                      Inc.,      State     Farm
                                                      Insurance        Company,
                                                      Independent       Women's
                                                      Forum,      International
                                                      Republic  Institute,  and
                                                      the  Republican   Women's
                                                      Federal   Forum.    Also,
                                                      Member    of   Board   of
                                                      Visitors,    College   of
                                                      Business Administration,
                                                      University  of Iowa,  and
                                                      Member    of   Board   of
                                                      Visitors,    Center   for
                                                      Study of  Public  Choice,
                                                      George Mason University.

                            Position(s) Held          Principal Occupation(s)
Name, Address, and Age      With Company              During Past Five Years

Kenneth T. King +#@         Director                  Retired.        Formerly,
4080 North Circulo                                    Chairman  of the Board of
   Manzanillo                                         The     Capitol      Life
Tucson, Arizona                                       Insurance        Company,
Age:  73                                              Providence     Washington
                                                      Insurance   Company   and
                                                      Director of numerous U.S.
                                                      subsidiaries     thereof;
                                                      formerly, Chairman of the
                                                      Board  of The  Providence
                                                      Capitol  Companies in the
                                                      United     Kingdom    and
                                                      Guernsey; Chairman of the
                                                      Board   of  the   Symbion
                                                      Corporation until 1987.


John W. McIntyre + #@       Director                  Retired.  Formerly,  Vice
7 Piedmont Center                                     Chairman  of the Board of
Suite 100                                             Directors of the Citizens
Atlanta, Georgia                                      and Southern  Corporation
Age:  68                                              and Chairman of the Board
                                                      and    Chief    Executive
                                                      Officer  of the  Citizens
                                                      and   Southern    Georgia
                                                      Corp.  and  the  Citizens
                                                      and   Southern   National
                                                      Bank;  Trustee of INVESCO
                                                      Global  Health   Sciences
                                                      Fund, Gables  Residential
                                                      Trust,         Employee's
                                                      Retirement  System of GA,
                                                      Emory University and J.M.
                                                      Tull           Charitable
                                                      Foundation;  Director  of
                                                      Kaiser Foundation Health
                                                      Plans of Georgia, Inc.

                            Position(s) Held          Principal Occupation(s)
Name, Address, and Age      With Company              During Past Five Years

Larry Soll, Ph.D.!**        Director                  Retired.        Formerly,
345 Poorman Road                                      Chairman   of  the  Board
Boulder, Colorado                                     (1987  to  1994),   Chief
Age:  57                                              Executive  Officer  (1982
                                                      to 1989 and 1993 to 1994)
                                                      and  President  (1982  to
                                                      1989) of  Synergen  Inc.;
                                                      Director    of   Synergen
                                                      since   incorporation  in
                                                      1982;  Director  of  Isis
                                                      Pharmaceuticals,    Inc.;
                                                      Trustee of INVESCO Global
                                                      Health Sciences Fund.


Glen A. Payne               Secretary                 Senior  Vice   President,
7800 E. Union Avenue                                  General    Counsel    and
Denver, Colorado                                      Secretary    of   INVESCO
Age:  51                                              Funds Group, Inc.; Senior
                                                      Vice President, Secretary
                                                      and  General  Counsel  of
                                                      INVESCO     Distributors,
                                                      Inc.; Secretary,  INVESCO
                                                      Global  Health   Sciences
                                                      Fund;  formerly,  General
                                                      Counsel of INVESCO  Trust
                                                      Company  (1989 to  1998);
                                                      formerly,  employee  of a
                                                      U.S.  regulatory  agency,
                                                      Washington, D.C. (1973 to
                                                      1989).

                            Position(s) Held          Principal Occupation(s)
Name, Address, and Age      With Company              During Past Five Years

Ronald L. Grooms            Chief Accounting          Senior Vice President and
7800 E. Union Avenue        Officer, Chief            Treasurer    of   INVESCO
Denver, Colorado            Financial Officer         Funds Group, Inc.; Senior
Age:  52                    and Treasurer             Vice     President    and
                                                      Treasurer    of   INVESCO
                                                      Distributors,       Inc.;
                                                      Treasurer,      Principal
                                                      Financial and  Accounting
                                                      Officer of INVESCO Global
                                                      Health   Sciences   Fund;
                                                      formerly,   Senior   Vice
                                                      President  and  Treasurer
                                                      of INVESCO  Trust Company
                                                      (1988 to 1998).


William J. Galvin, Jr.      Assistant Secretary       Senior Vice  President of
7800 E. Union Avenue                                  INVESCO    Funds   Group,
Denver, Colorado                                      Inc.;     Senior     Vice
Age: 42                                               President    of   INVESCO
                                                      Distributors,       Inc.;
                                                      formerly,  Trust  Officer
                                                      of INVESCO Trust Company.


Pamela J. Piro              Assistant Treasurer       Vice President of INVESCO
7800 E. Union Avenue                                  Funds    Group,     Inc.;
Denver, Colorado                                      formerly,  Assistant Vice
Age:  39                                              President (1996 to 1997),
                                                      Director   -    Portfolio
                                                      Accounting    (1994    to
                                                      1996),  Portfolio Account
                                                      ing   Manager   (1993  to
                                                      1994)    and    Assistant
                                                      Accounting  Manager (1990
                                                      to 1993).


Alan I. Watson              Assistant Secretary       Vice President of INVESCO
7800 E. Union Avenue                                  Funds    Group,     Inc.;
Denver, Colorado                                      formerly,  Trust  Officer
Age:  57                                              of INVESCO Trust Company.

                            Position(s) Held          Principal Occupation(s)
Name, Address, and Age      With Company              During Past Five Years

Judy P. Wiese               Assistant Secretary       Vice President of INVESCO
7800 E. Union Avenue                                  Funds    Group,     Inc.;
Denver, Colorado                                      formerly,  Trust  Officer
Age:  51                                              of INVESCO Trust Company.


# Member of the audit committee of the Company.

+ Member of the executive committee of the Company. On occasion, the executive committee acts upon the current and ordinary business of the Company between meetings of the board of directors. Except for certain powers which, under applicable law, may only be exercised by the full board of directors, the executive committee may exercise all powers and authority of the board of directors in the management of the business of the Company. All decisions are subsequently submitted for ratification by the board of directors.

* These directors are "interested persons" of the Company as defined in the 1940 Act.

**Member of the management liaison committee of the Company.

@ Member of the soft dollar brokerage committee of the Company.

! Member of the derivatives committee of the Company.

The following table shows the compensation paid by the Company to its Independent Directors for services rendered in their capacities as directors of the Company; the benefits accrued as Company expenses with respect to the Defined Benefit Deferred Compensation Plan discussed below; and the estimated annual benefits to be received by these directors upon retirement as a result of their service to the Company, all for the fiscal year ended December 31, 1998.

In addition, the table sets forth the total compensation paid by all of the INVESCO Funds and INVESCO Global Health Sciences Fund (collectively, the "INVESCO Complex") to these directors for services rendered in their capacities as directors or trustees during the year ended December 31, 1998. As of December 31, 1998, there were 53 funds in the INVESCO Complex.

---------------------------------------------------------------------------------------------------------------
Name of Person           Aggregate           Benefits Accrued        Estimated Annual     Total Compensation
and Position             Compensation        As Part of              Benefits Upon        From INVESCO Complex
                         From Company(1)     Company Expenses(2)     Retirement(3)        Paid To Directors(6)
---------------------------------------------------------------------------------------------------------------
Fred A. Deering,         $   8,748           $   386                 $   261              $ 103,700
Vice Chairman of
the Board
---------------------------------------------------------------------------------------------------------------
Victor L. Andrews            8,714               369                     287                 80,350
---------------------------------------------------------------------------------------------------------------
Bob R. Baker                 8,738               330                     385                 84,000
---------------------------------------------------------------------------------------------------------------
Lawrence H. Budner           8,708               369                     287                 79,350
---------------------------------------------------------------------------------------------------------------
Daniel D. Chabris(4)         6,437               377                     236                 70,000
---------------------------------------------------------------------------------------------------------------
Wendy L. Gramm               8,705                 0                       0                 79,000
---------------------------------------------------------------------------------------------------------------
Kenneth T. King              8,697               394                     236                 77,050
---------------------------------------------------------------------------------------------------------------
John W. McIntyr              8,709                 0                       0                 98,500
---------------------------------------------------------------------------------------------------------------
Larry Soll                   8,699                 0                       0                 96,000
---------------------------------------------------------------------------------------------------------------
Total                       76,155             2,225                   1,692                767,950
---------------------------------------------------------------------------------------------------------------
% of Net Assets            0.0505%(5)        0.0015%(5)                                     0.0035%(6)
---------------------------------------------------------------------------------------------------------------

[FN]
(1) The vice chairman of the board, the chairmen of the Funds' committees who are Independent Directors and the members of the Funds' committees who are Independent Directors, each receive compensation for serving in such capacities in addition to the compensation paid to all Independent Directors.

(2) Represents benefits accrued with respect to the Defined Benefit Deferred Compensation Plan discussed below, and not compensation deferred at the election of the directors.

(3) These amounts represent the Company's share of the estimated annual benefits payable by the INVESCO Funds upon the directors' retirement, calculated using the current method of allocating director compensation among the INVESCO Funds. These estimated benefits assume retirement at age 72 and further assume that the basic retainer payable to the directors will be adjusted periodically for inflation, for increases in the number of funds in the INVESCO Funds, and for other reasons during the period in which retirement benefits are accrued on behalf of the respective directors. This results in lower estimated benefits for directors who are closer to retirement and higher estimated benefits for directors who are further from retirement. With the exception of Drs. Soll and Gramm, each of these directors has served as a director of one or more of the funds in the INVESCO Funds for the minimum five-year period required to be eligible to participate in the Defined Benefit Deferred Compensation Plan. Although Mr. McIntyre became eligible to participate in the Defined Benefit Deferred Compensation Plan as of November 1, 1998, he will not be included in the calculation of retirement benefits until November 1, 1999.

(4) Mr. Chabris retired as a director of the Company on September 30, 1998.

(5) Totals as a percentage of the Company's net assets as of December 31, 1998.

(6) Total as a percentage of the net assets of the INVESCO Complex as of December 31, 1998.

Messrs. Brady and Williamson, as "interested persons" of the Company, and the INVESCO Funds, receive compensation as officers or employees of INVESCO or its affiliated companies, and do not receive any director's fees or other compensation from the Company or the other funds in the INVESCO Funds for their service as directors.


The boards of directors of the mutual funds in the INVESCO Funds have adopted a Defined Benefit Deferred Compensation Plan (the "Plan") for the Independent Directors of the funds. Under this Plan, each director who is not an interested person of the funds (as defined in Section 2(a)(19) of the 1940 Act) and who has served for at least five years (a "Qualified Director") is entitled to receive, upon termination of service as a director (normally, at the retirement age of 72 or the retirement age of 73 or 74, if the retirement date is extended by the boards for one or two years, but less than three years), continuation of payment for one year (the "First Year Retirement Benefit") of the annual basic retainer and annualized board meeting fees payable by the funds to the Qualified Director at the time of his/her retirement (the "Basic Benefit"). Commencing with any such director's second year of retirement, and commencing with the first year of retirement of any director whose retirement has been extended by the board for up to three years, a Qualified Director shall receive quarterly payments at an annual rate equal to 50% of the Basic Benefit. These payments will continue for the remainder of the Qualified Director's life or ten years, whichever is longer (the "Reduced Benefit Payments"). If a Qualified Director dies or becomes disabled after age 72 and before age 74 while still a director of the funds, the First Year Retirement Benefit and Reduced Benefit Payments will be made to him/her or to his/her beneficiary or estate. If a Qualified Director becomes disabled or dies either prior to age 72 or during his/her 74th year while still a director of the funds, the director will not be entitled to receive the First Year Retirement Benefit; however, the Reduced Benefit Payments will be made to his/her beneficiary or estate. The Plan is administered by a committee of three directors who are also participants in the Plan and one director who is not a Plan participant. The cost of the Plan will be allocated among the INVESCO Funds in a manner determined to be fair and equitable by the committee. The Company began making payments under the Plan to Mr. Chabris as of October 1, 1998. The Company has no stock options or other pension or retirement plans for management or other personnel and pays no salary or compensation to any of its officers. A similar plan has been adopted by INVESCO Global Health Sciences Fund's board of trustees. All trustees of INVESCO Global Health Sciences Fund are also directors of the INVESCO Funds.

The Independent Directors have contributed to a deferred compensation plan, pursuant to which they have deferred receipt of a portion of the compensation which they would otherwise have been paid as directors of certain of the INVESCO Funds. Certain of the deferred amounts have been invested in the shares of all INVESCO Funds, except Funds offered by the Company in which the directors are legally precluded from investing. Each Independent Director may, therefore, be deemed to have an indirect interest in shares of each such INVESCO Fund, in addition to any INVESCO Fund shares the Independent Director may own either directly or beneficially.


CONTROL PERSONS AND PRINCIPAL SHAREHOLDER


As of July 31, 1999, the following persons owned more than 5% of the outstanding shares of the Funds indicated below. This level of share ownership is considered to be a "principal shareholder" relationship with a Fund under the 1940 Act. Shares that are owned "of record" are held in the name of the person indicated. Shares that are owned "beneficially" are held in another name, but the owner has the full economic benefit of ownership of those shares:

Blue Chip Growth Fund

--------------------------------------------------------------------------------
       Name and Address         Basis of Ownership          Percentage Owned
                                (Record/Beneficial)
================================================================================
INVESCO Funds Group, Inc.       Record                      90.75%
Attn. Sheila Wendland
P.O. Box 173706
Denver, CO 80217-3706
--------------------------------------------------------------------------------
Nationwide Insurance Co.
c/o IPO Portfolio Accounting    Record                       9.25%
P.O. Box 182029
Columbus, OH 43218-2029
--------------------------------------------------------------------------------


Dynamics Fund

--------------------------------------------------------------------------------
       Name and Address         Basis of Ownership          Percentage Owned
                                (Record/Beneficial)
================================================================================
INVESCO Funds Group, Inc.       Record                      90.71%
Attn. Sheila Wendland
P.O. Box 173706
Denver, CO 80217-3706
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
       Name and Address         Basis of Ownership          Percentage Owned
                                (Record/Beneficial)
================================================================================
Nationwide Insurance Co.
c/o IPO Portfolio Accounting    Record                       9.29%
P.O. Box 182029
Columbus, OH 43218-2029
--------------------------------------------------------------------------------


Equity Income Fund

--------------------------------------------------------------------------------
       Name and Address         Basis of Ownership          Percentage Owned
                                (Record/Beneficial)
================================================================================
Great-West Life & Annuity       Record                      40.55%
Unit Valuations 2T2
1475 Dunwoody Dr
West Chester, PA 19380-1478
--------------------------------------------------------------------------------
Security Life                   Record                      17.81%
Separate Account L1
Attn. Chris Smythe
Unit Valuations 2T2
1475 Dunwoody Dr
West Chester, PA 19380-1478
--------------------------------------------------------------------------------
Security Life                   Record                      12.26%
Separate Account A1
Attn. Chris Smythe
Unit Valuations 2T2
1475 Dunwoody Dr
West Chester, PA 19380-1478
--------------------------------------------------------------------------------
Annuity Investors Life          Record                       7.85%
Insurance Company
250 East Fifth Street
Cincinnati, OH  45202-4119
--------------------------------------------------------------------------------
Separate Account VA5 of
Transamerica Occidental         Record                       5.50%
Life Insurance Company
Attn. Variable Annuity Dept.
P.O. Box 33849
Charlotte, NC 28233-3849
--------------------------------------------------------------------------------

Financial Services Fund

--------------------------------------------------------------------------------
None
--------------------------------------------------------------------------------


Health Sciences Fund

--------------------------------------------------------------------------------
       Name and Address         Basis of Ownership          Percentage Owned
                                (Record/Beneficial)
================================================================================
Fortis Benefits Insurance Co.   Record                      78.82%
Attn. Brian Perkins
P.O. Box 64284
St. Paul, MN 55164-0284
--------------------------------------------------------------------------------
INVESCO Funds Group, Inc.       Record                      17.39%
Attn. Sheila Wendland
P.O. Box 173706
Denver, CO 80217-3706
--------------------------------------------------------------------------------


 High Yield Fund

--------------------------------------------------------------------------------
       Name and Address         Basis of Ownership          Percentage Owned
                                (Record/Beneficial)
================================================================================
Great-West Life & Annuity       Record                      51.25%
Unit Valuations 2T2
1475 Dunwoody Dr
West Chester, PA 19380-1478
--------------------------------------------------------------------------------
Security Life                   Record                      16.59%
Separate Account L1
Attn. Chris Smythe
Unit Valuations 2T2
1475 Dunwoody Dr
West Chester, PA 19380-1478
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
       Name and Address         Basis of Ownership          Percentage Owned
                                (Record/Beneficial)
================================================================================
Security Life                   Record                      12.16%
Separate Account A1
Attn. Chris Smythe
Unit Valuations 2T2
1475 Dunwoody Dr
West Chester, PA 19380-1478

--------------------------------------------------------------------------------
Conseco  Variable Insurance Co. Record                       8.90%
Attn. Separate Accounts C1B
11825 North Pennsylvania Street
Carmel, IN  46032-4555
--------------------------------------------------------------------------------


Market Neutral Equity Fund

--------------------------------------------------------------------------------
None
--------------------------------------------------------------------------------


Realty Fund

--------------------------------------------------------------------------------
       Name and Address         Basis of Ownership          Percentage Owned
                                (Record/Beneficial)
================================================================================
Safeco Mutual Funds             Record                      64.02%
Attn. Steve Ballagh
P.O. Box 34890
Seattle, WA 98124-1890
--------------------------------------------------------------------------------
INVESCO Funds Group, Inc.       Record                      35.98%
Attn. Sheila Wendland
P.O. Box 173706
Denver, CO 80217-3706
--------------------------------------------------------------------------------

Small Company Growth Fund

--------------------------------------------------------------------------------
       Name and Address         Basis of Ownership          Percentage Owned
                                (Record/Beneficial)
================================================================================
Security Life                   Record                      86.01%
Separate Account L1
Attn. Chris Smythe
Unit Valuations 2T2
1475 Dunwood Dr
West Chester, PA 19380-1478
--------------------------------------------------------------------------------
INVESCO Funds Group, Inc.       Record                      13.99%
Attn. Sheila Wendland
P.O. Box 173706
Denver, CO 80217-3706
--------------------------------------------------------------------------------


Telecommunications Fund

--------------------------------------------------------------------------------
None
--------------------------------------------------------------------------------


Technology Fund

--------------------------------------------------------------------------------
       Name and Address         Basis of Ownership          Percentage Owned
                                (Record/Beneficial)
================================================================================
Fortis Benefits Insurance Co.   Record                      83.41%
Attn. Brian Perkins
P.O. Box 64284
St. Paul, MN 55164-0284
--------------------------------------------------------------------------------
INVESCO Funds Group, Inc.       Record                      10.30%
Attn. Sheila Wendland
P.O. Box 173706
Denver, CO 80217-3706

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
       Name and Address         Basis of Ownership          Percentage Owned
                                (Record/Beneficial)
================================================================================
First Fortis Life Ins. Co. NY
Separate Account A              Record                       6.30%
Attn: Brian Perkins - 3P3
P.O. Box 64284
Saint Paul, MN 55164-0284
--------------------------------------------------------------------------------


Total Return Fund

--------------------------------------------------------------------------------
       Name and Address         Basis of Ownership          Percentage Owned
                                (Record/Beneficial)
================================================================================
Great-West Life & Annuity       Record                      36.14%
Unit Valuations 2T2
1475 Dunwoody Dr
West Chester, PA 19380-1478
--------------------------------------------------------------------------------
Security Life                   Record                      30.34%
Separate Account L1
Attn. Chris Smythe
Unit Valuations 2T2
1475 Dunwoody Dr
West Chester, PA 19380-1478
--------------------------------------------------------------------------------
Security Life                   Record                      18.84%
Separate Account A1
Attn. Chris Smythe
Unit Valuations 2T2
1475 Dunwoody Dr
West Chester, PA 19380-1478
--------------------------------------------------------------------------------
Annuity Investors Life          Record                       8.97%
Insurance Company
250 East Fifth Street
Cincinnati, OH  45202-4119
--------------------------------------------------------------------------------

Utilities Fund

--------------------------------------------------------------------------------
       Name and Address         Basis of Ownership          Percentage Owned
                                (Record/Beneficial)
================================================================================
Security Life                   Record                      48.10%
Separate Account A1
Attn. Chris Smythe
Unit Valuations 2T2
1475 Dunwoody Dr
West Chester, PA 19380-1478
--------------------------------------------------------------------------------
Security Life                   Record                      40.85%
Separate Account L1
Attn. Chris Smythe
Unit Valuations 2T2
1475 Dunwoody Dr
West Chester, PA 19380-1478
--------------------------------------------------------------------------------
Southland Life Insurance Co.    Record                       6.47%
Southland Separate Account L1
Attn Dir Mkt Support Services
1475 Dunwoody Dr
West Chester, PA 19380-1478
--------------------------------------------------------------------------------

As of August 10, 1999, the officers and directors of the Company, as a group, beneficially owned 0% of any Fund's outstanding shares. Such officers and directors are precluded by law from owning any Fund's shares.


DISTRIBUTOR

INVESCO Distributors, Inc. ("IDI"), a wholly owned subsidiary of INVESCO, is the distributor of the Funds. IDI receives no compensation and bears all expenses, including the cost of printing and distributing prospectuses, incident to marketing of the Funds' shares.

OTHER SERVICE PROVIDERS

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers   LLP,  950  Seventeenth  Street,   Suite  2500,  Denver,
Colorado, are the independent accountants of the Company. The independent accountants are responsible for auditing the financial statements of the Funds.

CUSTODIAN

State Street Bank and Trust Company, P.O. Box 351, Boston, Massachusetts, is the custodian of the cash and investment securities of the Company. The custodian is also responsible for, among other things, receipt and delivery of each Fund's investment securities in accordance with procedures and conditions specified in the custody agreement with the Company. The custodian is authorized to establish separate accounts in foreign countries and to cause foreign securities owned by the Funds to be held outside the United States in branches of U.S. banks and, to the extent permitted by applicable regulations, in certain foreign banks and securities depositories.

TRANSFER AGENT


INVESCO, 7800 E. Union Avenue, Denver, Colorado, is the Company's transfer agent, registrar, and dividend disbursing agent. Services provided by INVESCO include the issuance, cancellation and transfer of shares of the Funds, and the maintenance of records regarding the ownership of such shares.


LEGAL COUNSEL

The firm of Kirkpatrick & Lockhart LLP, 1800 Massachusetts Avenue, N.W., 2nd Floor, Washington, D.C., is legal counsel for the Company. The firm of Moye, Giles, O'Keefe, Vermeire & Gorrell LLP, 1225 17th Street, Suite 2900, Denver, Colorado, acts as special counsel to the Company.

BROKERAGE ALLOCATION AND OTHER PRACTICES

As the investment adviser to the Funds, INVESCO places orders for the purchase and sale of securities with broker-dealers based upon an evaluation of the financial responsibility of the broker-dealers and the ability of the broker-dealers to effect transactions at the best available prices.

While INVESCO seeks reasonably competitive commission rates, the Funds do not necessarily pay the lowest commission or spread available. INVESCO is permitted to, and does, consider qualitative factors in addition to price in the selection of brokers. Among other things, INVESCO considers the quality of executions obtained on a Fund's portfolio transactions, viewed in terms of the size of transactions, prevailing market conditions in the security purchased or sold, and general economic and market conditions. INVESCO has found that a broker's consistent ability to execute transactions is at least as important as the price the broker charges for those services.

In seeking to ensure that the commissions charged a Fund are consistent with prevailing and reasonable commissions, INVESCO monitors brokerage industry practices and commissions charged by broker-dealers on transactions effected for other institutional investors like the Funds.

Consistent with the standard of seeking to obtain favorable execution on portfolio transactions, INVESCO may select brokers that provide research services to INVESCO and the Company, as well as other INVESCO mutual funds and other accounts managed by INVESCO. Research services include statistical and analytical reports relating to issuers, industries, securities and economic factors and trends, which may be of assistance or value to INVESCO in making informed investment decisions. Research services prepared and furnished by brokers through which a Fund effects securities transactions may be used by INVESCO in servicing all of its accounts and not all such services may be used by INVESCO in connection with a particular Fund. Conversely, a Fund receives benefits of research acquired through the brokerage transactions of other clients of INVESCO.

In order to obtain reliable trade execution and research services, INVESCO may utilize brokers that charge higher commissions than other brokers would charge for the same transaction. This practice is known as "paying up." However, even when paying up, INVESCO is obligated to obtain favorable execution of a Fund's transactions.


Portfolio transactions also may be effected through broker-dealers that recommend the Funds to their clients, or that act as agent in the purchase of a Fund's shares for their clients. When a number of broker-dealers can provide comparable best price and execution on a particular transaction, INVESCO may consider the sale of a Fund's shares by a broker-dealer in selecting among qualified broker-dealers.

Market Neutral Equity Fund depends upon a prime broker for a variety of services related to its short sales. If the prime broker becomes insolvent, there will be delays in enforcing the Fund's rights, which may subject the Fund to additional losses. Certain of these losses may be covered by insurance.

The aggregate dollar amount of brokerage commissions paid by each Fund for the fiscal years ended December 31, 1998, 1997 and 1996 were:

Name of Fund                    1998              1997           1996
------------                    ----              ----           ----

Blue Chip Growth Fund        $ 1,746             $ 267            N/A

Dynamics Fund                    574               335            N/A

Equity Income Fund           278,819           239,249        151,867

Financial Services Fund          N/A               N/A            N/A

Health Sciences Fund           5,650               563            N/A

High Yield Fund              178,000           143,282        114,443

Market Neutral Equity Fund       N/A               N/A            N/A

Realty Fund                      179               N/A            N/A

Small Company Growth Fund      4,907               712            N/A

Technology Fund               14,920             5,012            N/A

Telecommunications Fund          N/A               N/A            N/A

Total Return Fund                484             6,797          7,686

Utilities Fund                 9,136            13,372          9,953


For the fiscal year ended December 31, 1998, brokers providing research services received $83,245 in commissions on portfolio transactions effected for the Funds. The aggregate dollar amount of such portfolio transactions was $51,987,166. Commissions totaling $78 were allocated to certain brokers in recognition of their sales of shares of the Funds on portfolio transactions of the Funds effected during the fiscal year ended December 31, 1998.

At December 31, 1998, each Fund held debt and/or equity securities of its regular brokers or dealers, or their parents, as follows:


--------------------------------------------------------------------------------
         Fund          Broker or Dealer          Value of Securities
================================================================================
Blue Chip Growth       State Street Capital      $3,000
                       Markets
--------------------------------------------------------------------------------
Dynamics               State Street Capital      $3,000
                       Markets
--------------------------------------------------------------------------------
Equity Income          State Street Capital      $3,159,000
                       Markets
                       Chase Securities          $653,000
--------------------------------------------------------------------------------
Financial Services     N/A                       N/A
--------------------------------------------------------------------------------
Health Sciences        State Street Capital      $337,000
                       Markets
--------------------------------------------------------------------------------
High Yield             State Street Capital      $1,883,000
                       Markets
--------------------------------------------------------------------------------
Market Neutral Equity  N/A                       N/A
--------------------------------------------------------------------------------
Realty                 N/A                       N/A
--------------------------------------------------------------------------------
Small Company Growth   State Street Capital      $216,000
                       Markets
--------------------------------------------------------------------------------
Technology             State Street Capital      $206,000
                       Markets
--------------------------------------------------------------------------------
Telecommunications     N/A                       N/A
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
         Fund          Broker or Dealer          Value of Securities
                                                 at December 31, 1998
================================================================================
Total Return           State Street Capital      $3,474,000
                       Markets
                       Morgan Stanley & Co.,     $223,000
                       Inc.
                       NationsBanc/Montgomery    $105,000
                       Securities
--------------------------------------------------------------------------------
Utilities              State Street Capital      $857,000
                       Markets
--------------------------------------------------------------------------------

Neither INVESCO nor any affiliate of INVESCO receives any brokerage commissions on portfolio transactions effected on behalf of the Funds, and there is no affiliation between INVESCO or any person affiliated with INVESCO or the Funds and any broker-dealer that executes transactions for the Funds.

CAPITAL STOCK


The Company is authorized to issue up to one billion five hundred million shares of common stock with a par value of $0.01 per share. As of July 31, 1999, the following shares of each Fund were outstanding:

            Blue Chip Growth Fund                        28,142
            Dynamics Fund                                27,875
            Equity Income Fund                        3,539,585
            Financial Services Fund                         N/A
            Health Sciences Fund                        144,166
            High Yield Fund                           4,179,725
            Marke Neutral Equity Fund                       N/A
            Realty Fund                                  71,110
            Small Company Growth Fund                   178,123
            Technology Fund                             206,925
            Telecommunications Fund                         N/A
            Total Return Fund                         1,769,553
            Utilities Fund                              468,024


All shares of each Fund are of one class with equal rights as to voting, dividends and liquidation. All shares issued and outstanding are, and all shares offered hereby, when issued will be fully paid and nonassessable. The board of directors has the authority to designate additional classes of common stock without seeking the approval of shareholders and may classify and reclassify any authorized but unissued shares.

Shares have no preemptive rights and are freely transferable on the books of each Fund.

All shares of the Company have equal voting rights based on one vote for each share owned. The Company is not generally required, and does not expect, to hold regular annual meetings of shareholders. However, when requested to do so in writing by the holders of 10% or more of the outstanding shares of the Company or as may be required by applicable law or the Company's Articles of
Incorporation,   the  board  of  directors   will  call   special   meetings  of
shareholders.

Directors may be removed by action of the holders of a majority of the outstanding shares of the Company. The Funds will assist shareholders in communicating with other shareholders as required by the 1940 Act.

Fund shares have noncumulative voting rights, which means that the holders of a majority of the shares of the Company voting for the election of directors of the Company can elect 100% of the directors if they choose to do so. If that occurs, the holders of the remaining shares voting for the election of directors will not be able to elect any person or persons to the board of directors. Directors may be removed by action of the holders of a majority of the outstanding shares of the Company.


TAX CONSEQUENCES OF OWNING SHARES OF A FUND

Each Fund intends to continue to conduct its business and satisfy the applicable diversification of assets, distribution and source of income requirements to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. Each Fund qualified as a regulated investment company, and intends to continue to qualify during its current fiscal year. It is the policy of each Fund to distribute all investment company taxable income and net capital gains. As a result of this policy and the Funds' qualification as regulated investment companies, it is anticipated that none of the Funds will pay federal income or excise taxes and that all of the Funds will be accorded conduit or "pass through" treatment for federal income tax purposes. Therefore, any taxes that a Fund would ordinarily owe are paid by its shareholders on a pro-rata basis. If a Fund does not distribute all of its net investment income or net capital gains, it will be subject to income tax on the amount that is not distributed. If a Fund does not qualify as a regulated investment company, it will be subject to corporate tax on its net investment income and net capital gains at the corporate tax rates.


If it invests in foreign securities, a Fund may be subject to the withholding of foreign taxes on dividends or interest it receives on foreign securities. Foreign taxes withheld will be treated as an expense of the Fund unless the Fund meets the qualifications and makes the election to enable it to pass these taxes through to shareholders for use by them as a foreign tax credit or deduction. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

Certain Funds may invest in the stock of "passive foreign investment companies" ("PFICs"). A PFIC is a foreign corporation that, in general, meets either of the following tests: (1) at least 75% of its gross income is passive or (2) an average value of at least 50% of its assets produce, or are held for the production of, passive income. Each Fund intends to "mark to market" its stock in any PFIC. In this context, "marking to market" means including in ordinary income for each taxable year the excess, if any, of the fair market value of the PFIC stock over the Fund's adjusted basis in the PFIC stock as of the end of the year. In certain circumstances, a Fund will also be allowed to deduct from ordinary income the excess, if any, of its adjusted basis in PFIC stock over the fair market value of the PFIC stock as of the end of the year. The deduction will only be allowed to the extent of any PFIC mark-to-market gains recognized as ordinary income in prior years (for tax years beginning after December 31, 1997). A Fund's adjusted tax basis in each PFIC stock for which it makes this election will be adjusted to reflect the amount of income included or deduction taken under the election.


Gains or losses (1) from the disposition of foreign currencies, (2) from the disposition of debt securities denominated in foreign currencies that are attributable to fluctuations in the value of the foreign currency between the date of acquisition of each security and the date of disposition, and (3) that are attributable to fluctuations in exchange rates that occur between the time a Fund accrues interest, dividends or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects the receivables or pays the liabilities, generally will be treated as ordinary income or loss. These gains or losses may increase or decrease the amount of a Fund's investment company taxable income to be distributed to its shareholders.

You should consult your contract prospectus and your own tax adviser regarding specific questions about federal, state and local tax issues relating to your contract.

PERFORMANCE

THE FUNDS' TOTAL RETURNS DO NOT REFLECT FEES AND EXPENSES APPLICABLE TO YOUR VARIABLE ANNUITY OR VARIABLE LIFE INSURANCE CONTRACT. If those fees and expenses were reflected, the returns would be lower. Consult your contract prospectus for the amounts of those contract fees and charges. To keep shareholders and potential investors informed, INVESCO will occasionally advertise the Funds' total return for one-, five-, and ten-year periods (or since inception). Total return figures show the rate of return on a $10,000 investment in a Fund, assuming reinvestment of all dividends and capital gain distributions for the periods cited.

Cumulative total return shows the actual rate of return on an investment for the period cited; average annual total return represents the average annual percentage change in the value of an investment. Both cumulative and average annual total returns tend to "smooth out" fluctuations in a Fund's investment results, because they do not show the interim variations in performance over the periods cited. More information about the Funds' recent and historical performance is contained in the Company's Annual Report to Shareholders. You can get a free copy by calling or writing to INVESCO using the phone number or address on the back cover of the Funds' Prospectuses.

When we quote mutual fund rankings published by Lipper, Inc., we may compare a Fund to others in its appropriate Lipper category, as well as the broad-based Lipper general fund groupings. These rankings allow you to compare a Fund to its peers. Other independent financial media also produce performance- or service-related comparisons, which you may see in our promotional materials.

Performance figures are based on historical earnings and are not intended to suggest future performance.


Average annual total return performance for the one-, five-, and since inception periods ended December 31, 1998, was:

Name of Fund                 1 Year     5 Year     Since Inception*

Blue Chip Growth Fund        38.99%      N/A       33.98%*
Dynamics Fund                19.35%      N/A       16.81%*
Equity Income Fund           15.30%      N/A       21.63%*
Financial Services Fund         N/A      N/A           N/A
Health Sciences Fund         42.85%      N/A       32.62%*
High Yield Fund               1.42%      N/A       11.82%*
Market Neutral Equity Fund      N/A      N/A           N/A
Realty Fund                 (15.88%)     N/A     (20.51%)*
Small Company Growth Fund    16.38%      N/A       11.11%*
Technology Fund              25.69%      N/A       25.46%*
Telecommunications Fund         N/A      N/A           N/A
Total Return Fund             9.56%      N/A       14.87%*
Utilities Fund               25.48%      N/A       17.50%*

*Inception dates were as follows:

Blue Chip Growth             August 25, 1997
Dynamics                     August 25, 1997
Equity Income                August 10, 1994
Financial  Services          August 31, 1999
Health  Sciences             May 22, 1997
High Yield                   May 27, 1994
Market Neutral Equity        August 31, 1999
Realty                       April 1, 1998
Small Company Growth         August 25, 1997

Technology                   May 21, 1997
Telecommunications           August 31, 1999
Total Return                 June 2, 1994
Utilities                    January 3, 1995


Average annual total return performance for each of the periods indicated was computed by finding the average annual compounded rates of return that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                               P(1 + T)n = ERV

where:      P = a hypothetical initial payment of $10,000
            T = average annual total return
            n = number of years
            ERV = ending redeemable value of initial payment

The average annual total return performance figures shown above were determined by solving the above formula for "T" for each time period indicated.

In conjunction with performance reports, comparative data between a Fund's performance for a given period and other types of investment vehicles, including certificates of deposit, may be provided to prospective investors and shareholders.


In conjunction with performance reports and/or analyses of shareholder services for a Fund, comparative data between that Fund's performance for a given period and recognized indices of investment results for the same period, and/or assessments of the quality of shareholder service, may be provided to shareholders. Such indices include indices provided by Dow Jones & Company, Standard & Poor's, Lipper Inc., Lehman Brothers, National Association of Securities Dealers Automated Quotations, Frank Russell Company, Value Line Investment Survey, the American Stock Exchange, Morgan Stanley Capital International, Wilshire Associates, the Financial Times Stock Exchange, the New York Stock Exchange, the Nikkei Stock Average and Deutcher Aktienindex, all of which are unmanaged market indicators. In addition, rankings, ratings, and comparisons of investment performance and/or assessments of the quality of shareholder service made by independent sources may be used in advertisements, sales literature or shareholder reports, including reprints of, or selections from, editorials or articles about the Fund. These sources utilize information compiled (i) internally; (ii) by Lipper Inc.; or (iii) by other recognized analytical services. The Lipper Inc. mutual fund rankings and comparisons which may be used by the Fund in performance reports will be drawn from the following mutual fund groupings, in addition to the broad-based Lipper general fund groupings:

                                     Lipper Mutual
Fund                                 Fund Category
----                                 -------------


Blue Chip Growth                     Growth
Dynamics                             Capital Appreciation

Equity Income                        Equity Income
Financial Services                   Financial Services
Health Sciences                      Health Biotechnology
High Yield                           High Current Yield
Market Neutral Equity                Variable Specialty/Miscellaneous
Realty                               Real Estate
Small Company Growth                 Small Company Growth
Technology                           Science and Technology
Telecommunications                   Global Funds
Total Return                         Flexible Portfolio
Utilities                            Utility

Sources for Fund performance information and articles about the Funds include, but are not limited to, the following:

AMERICAN ASSOCIATION OF INDIVIDUAL INVESTORS' JOURNAL
BANXQUOTE
BARRON'S
BUSINESS WEEK
CDA INVESTMENT TECHNOLOGIES
CNBC
CNN
CONSUMER DIGEST
FINANCIAL TIMES
FINANCIAL WORLD
FORBES
FORTUNE
IBBOTSON ASSOCIATES, INC.
INSTITUTIONAL INVESTOR
INVESTMENT COMPANY DATA, INC.
INVESTOR'S BUSINESS DAILY
KIPLINGER'S PERSONAL FINANCE
LIPPER INC.'S MUTUAL FUND PERFORMANCE ANALYSIS
MONEY
MORNINGSTAR
MUTUAL FUND FORECASTER
NO-LOAD ANALYST
NO-LOAD FUND X
PERSONAL INVESTOR
SMART MONEY
THE NEW YORK TIMES
THE NO-LOAD FUND INVESTOR
U.S. NEWS AND WORLD REPORT
UNITED MUTUAL FUND SELECTOR
USA TODAY
THE WALL STREET JOURNAL
WIESENBERGER INVESTMENT COMPANIES SERVICES
WORKING WOMAN
WORTH


FINANCIAL STATEMENTS

The financial statements for the Company for the fiscal year ended December 31, 1998, are incorporated herein by reference from the Company's Annual Report to Shareholders dated
December 31, 1998.

APPENDIX A

BOND RATINGS

The following is a description of Moody's and S&P's bond ratings:

Moody's Corporate Bond Ratings

Aaa - Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edged." Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risk appear somewhat larger than in Aaa securities.

A - Bonds rated A possess many favorable investment attributes, and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa - Bonds rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba - Bonds rated Ba are judged to have speculative elements. Their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B - Bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or maintenance of other terms of the contract over any longer period of time may be small.

Caa - Bonds rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

S&P Corporate Bond Ratings

AAA - This is the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

AA - Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.

A - Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

BBB - Bonds rated BBB are regarded as having an adequate capability to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in higher rated categories.

BB - Bonds rated BB have less near-term vulnerability to default than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.

B - Bonds rated B have a greater vulnerability to default but currently have the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal.

CCC - Bonds rated CCC have a currently identifiable vulnerability to default and are dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, they are not likely to have the capacity to pay interest and repay principal.

                           PART C. OTHER INFORMATION

ITEM 23.    EXHIBITS

               (a) (1)  Articles of Incorporation filed August 19, 1993.(2)

                   (2) Articles of Amendment of the Articles of Incorporation filed October 21, 1993.(2)

                   (3) Articles Supplementary to Articles of Incorporation filed October 22, 1993.(2)

                   (4) Articles Supplementary to Articles of Incorportion filed February 11, 1997.(2)

                   (5) Articles Supplementary to Articles of Incorporation dated January 5, 1998.(5)


                   (6)  Articles of Amendment to Articles of Incorporation
                   regarding   Equity  Income  Fund filed August 13, 1999.

                   (7)  Articles  of   Amendment  to  Articles  of Incorporation
                   regarding  Blue Chip  Growth Fund filed August 13, 1999.

                   (8) Articles Supplementary to Articles of Incorporation filed August 13, 1999.


               (b)  Bylaws as of July 21, 1993.3

               (c)  Not applicable.


               (d) (1)Investment Advisory Agreement between Company and INVESCO Funds, Group, Inc. dated August 30, 1999.


                    (2)Sub-Advisory Agreement between INVESCO Funds Group, Inc. Group, Inc. and INVESCO Capital Management, Inc. dated February 28, 1997.(2)

                      (i) Amendment dated January 1, 1998 to Sub-Advisory Agreement dated February 28, 1997.(7)


                      (ii)  Amendment dated May 13, 1999 to Sub-Advisory
                      Agreement.


                    (3) Sub-Advisory Agreement between INVESCO Funds Group, Inc.
                    and  INVESCO  Realty  Advisors,   Inc.  dated  February  28,
                    1997.(7)

                      (i) Amendment dated January 1, 1998 to Sub-Advisory Agreement dated February 28, 1997.(7)


                      (ii) Amendment dated May 13, 1999 to Sub-Advisory
                      Agreement.

                    (4) Form of Sub-Advisory Agreement between INVESCO Funds Group, Inc. and INVESCO (NY) dated August 30, 1999.

               (e)(1) General Distribution Agreement between Company and
                    INVESCO Funds Group, Inc. dated February 28, 1997.(2)

                  (2) General Distribution Agreement between Company
                    and INVESCO  Funds Group, Inc. dated September 30, 1997.(3)

               (f)(1) Defined Benefit Deferred Compensation Plan for
                  Non-InterestedDirectors and Trustees.(2)

                  (2) Amended Defined Benefit Deferred Compensation Plan for Non-Interested Directors and Trustees.(6)

               (g)(1) Custody Agreement between Company and State Street Bank and Trust Company dated October 20, 1993.(3)

                  (2) Amendment to Custody Agreement dated October 25, 1995.(2)

                  (3) Data Access Services Addendum.(3)

                  (4) Additional Fund Letter dated Novemeber 13, 1997.(5)


                  (5) Additional Fund Letter dated August 18, 1999.


               (h)(1) Transfer Agency Agreement between Company and
                  INVESCO Funds Group, Inc. dated February 28, 1997.(2)

                  (2) Administrative Services Agreement between Company and INVESCO Funds Group, Inc. dated February 28, 1997.(2)

                      (i) Amendment to  Administrative  Services
                      Agreement dated July 1, 1998.(6)

                  (3) Participation Agreement, dated March 22, 1994, among Registrant, INVESCO Funds Group, Inc., Transamerica Occidental Life Insurance Company and Charles Schwab & Co., Inc.(4)

                  (4) Participation   Agreement,   dated  August 26, 1994, among
                  Registrant,   INVESCO  Funds Group, Inc. and Security Life of
                  Denver Insurance Company.(3)

                  (5) Participation Agreement, dated September 19, 1994 among Registrant, INVESCO Funds Group, Inc. and First ING Life Insurance Company of New York.(4)

                      (i) Second Amendment to Participation Agreement.(6)

                  (6) Participation Agreement, dated December 1, 1994, among Registrant, INVESCO Funds Group, Inc., First Transamerica Life Insurance Company and Charles Schwab & Co., Inc.(4)

                  (7)  Participation  Agreement,  dated  September 14, 1995,
                  among Registrant, INVESCO  Funds Group,   Inc.  and  Southland
                  Life Insurance Company.(1)

                  (8)  Participation   Agreement, dated  October 31, 1995, among
                  Registrant, INVESCO Funds Group, Inc. and American Partners Life Insurance Company.(1)

                  (9) Participation Agreement, dated April 15, 1996, among Registrant, INVESCO Funds Group, Inc. and Allmerica Financial Life Insurance and Annuity Company.(2)

                  (10) Participation Agreement, dated December 4, 1996, among Registrant, INVESCO Funds Group, Inc. and American Centurion Life Assurance Company.(3)

                  (11) Participation Agreement, dated April 15, 1997, among Registrant, INVESCO Funds Group, Inc. and Prudential Insurance Company of America.(3)

                  (12)  Participation  Agreement,  dated  May  30, 1997, among
                  Registrant, INVESCO Funds Group, Inc. and  Annuity   Investors
                  Life  Insurance Company.(3)

                  (13) Participation Agreement, dated August 17, 1998, among Registrant, INVESCO Funds Group, Inc. and Metropolitan Life Insurance Company.(6)

                  (14) Participation Agreement, dated October 1, 1998, among Registrant, INVESCO Funds Group, Inc. and Business Mens' Assurance Company of America.(6)

                  (15)  Service   Agreement  dated  September  28, 1998, among
                  Registrant, INVESCO Funds Group, Inc. and Security life of Denver Insurance Company.(6)

                  (16) Participation Agreement dated July 8, 1997, among Registrant, INVESCO Funds Group, Inc., First Great-West Life & Annuity Insurance Company and Charles Schwab & Co. Inc.(6)

                  (17) Participation Agreement dated February 8, 1999, among Registrant, INVESCO Funds Group, Inc., INVESCO Distributors, Inc. and Nationwide Life Insurance Company and/or Nationwide Life and Annuity Insurance Company.(6)

                  (18) Participation Agreement dated June 19, 1996, among Registrant, INVESCO Funds Group and Great American Reserve Insurance Company.(6)

               (i) Opinion and consent of counsel as to the legality of the securities being registered, indicating whether they will, when sold, be legally issued, fully paid and non-assessable.(3)

               (j)  Consent of Independent Accountants.

               (k)  Not applicable.

               (l)  Not applicable.

               (m)  Not Applicable.

               (n)  Not Applicable.

               (o)  Not Applicable.

(1) Previously filed on EDGAR with Post-Effective Amendment No. 4 to the Registration Statement on April 11, 1996, and incorporated by reference herein.

(2) Previously filed on EDGAR with Post-Effective Amendment No. 6 to the Registration Statement on February 14, 1997, and incorporated by reference herein.

(3) Previously filed on EDGAR with Post-Effective Amendment No. 7 to the Registration Statement on November 12, 1997, and incorporated by reference herein.

(4) Previously filed on EDGAR with Post-Effective Amendment No. 8 to the Registration Statement on November 24, 1997, and incorporated by reference herein.

(5) Previously filed on EDGAR with Post-Effective Amendment No. 10 to the Registration Statement on February 27, 1998, and incorporated by reference herein.

(6) Previously filed on EDGAR with Post-Effective Amendment No. 13 to the Registration Statement on February 22, 1999, and incorporated by reference herein.


(7) Previously filed on EDGAR with Post-Effective Amendment No. 14 to the Registration Statement on April 30, 1999, and incorporated by reference herein.

ITEM 24.    PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE FUND


No person is presently controlled by or under common control with the Fund.


ITEM 25.    INDEMNIFICATION

Indemnification provisions for officers, directors and employees of Registrant are set forth in Article VII of the Articles of Incorporation, and are hereby incorporated by reference. See Item 23(a) above. Under these Articles, directors and officers will be indemnified to the fullest extent permitted to directors by the Maryland General Corporation Law, subject only to such limitations as may be required by the Investment Company Act of 1940, as amended, and the rules thereunder. Under the Investment Company Act of 1940, Fund directors and officers cannot be protected against liability to the Fund or its shareholders to which they would be subject because of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties of their office. The Company also maintains liability insurance policies covering its directors and officers.

ITEM 26.    BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

See "Fund Management" in the Funds' Prospectuses and "Management of the Funds" in the Statement of Additional Information for information regarding the business of the investment adviser, INVESCO.

Following are the names and principal occupations of each director and officer of the investment adviser, INVESCO. Certain of these persons hold positions with IDI, a subsidiary of INVESCO.


--------------------------------------------------------------------------------
                              Position with   Principal Occupation and
Name                          Adviser         Company Affiliation
--------------------------------------------------------------------------------
Mark H. Williamson            Chairman,       President & Chief Executive
                              Director and    Officer
                              Officer         INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO 80237
--------------------------------------------------------------------------------
Raymond Roy Cunningham        Officer         Senior Vice President
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO 80237
--------------------------------------------------------------------------------
William J. Galvin, Jr.        Officer         Senior Vice President
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO 80237
--------------------------------------------------------------------------------
Ronald L. Grooms              Officer         Senior Vice President & Treasurer
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO 80237
--------------------------------------------------------------------------------
Richard W. Healey             Officer         Senior Vice President
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO 80237
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
William R. Keithler           Officer         Senior Vice President
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO 80237
--------------------------------------------------------------------------------
Charles P. Mayer              Officer &       Senior Vice President
                              Director        INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO 80237
--------------------------------------------------------------------------------
Timothy J. Miller             Officer         Senior Vice President
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO 80237
--------------------------------------------------------------------------------
Donovan J. (Jerry) Paul       Officer         Senior Vice President
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO 80237
--------------------------------------------------------------------------------
Glen A. Payne                 Officer         Senior Vice President, Secretary
                                              INVESCO Funds Groups, Inc.
                                              7800 East Union Avenue
                                              Denver, CO  80237
--------------------------------------------------------------------------------
John R. Schroer, II           Officer         Senior Vice President
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO 80237
--------------------------------------------------------------------------------
Marie E. Aro                  Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO 80237
--------------------------------------------------------------------------------
Ingeborg S. Cosby             Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO 80237
--------------------------------------------------------------------------------
Stacie Cowell                 Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO 80237
--------------------------------------------------------------------------------
Dawn Daggy-Mangerson          Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO 80237
--------------------------------------------------------------------------------
Elroy E. Frye, Jr.            Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO 80237
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Linda J. Gieger               Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO 80237
--------------------------------------------------------------------------------
Mark D. Greenberg             Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO 80237
--------------------------------------------------------------------------------
Brian B. Hayward              Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO 80237
--------------------------------------------------------------------------------
Richard R. Hinderlie          Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO 80237
--------------------------------------------------------------------------------
Thomas M. Hurley              Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO 80237
--------------------------------------------------------------------------------
Patricia F. Johnston          Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO 80237
--------------------------------------------------------------------------------
Campbell C. Judge             Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO 80237
--------------------------------------------------------------------------------
Peter M. Lovell               Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO 80237
--------------------------------------------------------------------------------
James F. Lummanick            Officer         Vice President & Assistant
                                              General Counsel
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO 80237
--------------------------------------------------------------------------------
Thomas A. Mantone, Jr.        Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO 80237
--------------------------------------------------------------------------------
Trent E. May                  Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO 80237
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Corey M. McClintock           Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO 80237
--------------------------------------------------------------------------------
Douglas J. McEldowney         Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO 80237
--------------------------------------------------------------------------------
Frederick R. (Fritz) Meyer    Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO 80237
--------------------------------------------------------------------------------
Stephen A.  Moran             Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO 80237
--------------------------------------------------------------------------------
Jeffrey G. Morris             Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO 80237
--------------------------------------------------------------------------------
Laura M. Parsons              Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO 80237
--------------------------------------------------------------------------------
Jon B. Pauley                 Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO 80237
--------------------------------------------------------------------------------
Pamela J. Piro                Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO 80237
--------------------------------------------------------------------------------
Anthony R. Rogers             Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO 80237
--------------------------------------------------------------------------------
Gary L. Rulh                  Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO 80237
--------------------------------------------------------------------------------
James B. Sandidge             Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO 80237
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
John S. Segner                Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO 80237
--------------------------------------------------------------------------------
Terri B. Smith                Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO 80237
--------------------------------------------------------------------------------
Tane T. Tyler                 Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO 80237
--------------------------------------------------------------------------------
Thomas R. Wald                Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO 80237
--------------------------------------------------------------------------------
Alan I. Watson                Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO 80237
--------------------------------------------------------------------------------
Judy P. Wiese                 Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO 80237
--------------------------------------------------------------------------------
Thomas H. Scanlan             Officer         Regional Vice President
                                              INVESCO Funds Group, Inc.
                                              12028 Edgepark Court
                                              Potomac, MD 20854
--------------------------------------------------------------------------------
Reagan A. Shopp               Officer         Regional Vice President
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO 80237
--------------------------------------------------------------------------------
Michael D. Legoski            Officer         Assistant Vice President
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO 80237
--------------------------------------------------------------------------------
Donald R. Paddack             Officer         Assistant Vice President
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO 80237
--------------------------------------------------------------------------------
Kent T. Schmeckpeper          Officer         Assistant Vice President
                                              Account Relationship Manager
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO 80237
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Jeraldine E. Kraus            Officer         Assistant Secretary
                                              INVESCO Funds Group, Inc.
                                              7800 East Union Avenue
                                              Denver, CO 80237
--------------------------------------------------------------------------------


ITEM 27.   A)       PRINCIPAL UNDERWRITERS

                    INVESCO Bond Funds, Inc.
                    INVESCO Combination Stock & Bond Funds, Inc.
                    INVESCO International Funds, Inc.
                    INVESCO Money Market Funds, Inc.
                    INVESCO Sector Funds, Inc.
                    INVESCO Specialty Funds, Inc.
                    INVESCO Stock Funds, Inc.
                    INVESCO Treasurer's Series Funds, Inc.
                    INVESCO Variable Investment Funds, Inc.

            b)

Positions and                                   Positions and
Name and Principal      Offices with            Offices with
Business Address        Underwriter             the Fund
----------------        -----------             -------------

William J. Galvin, Jr.  Senior Vice
7800 E. Union Avenue    President &
Denver, CO  80237       Asst. Secretary

Ronald L. Grooms        Senior Vice             Treasurer,
7800 E. Union Avenue    President,              Chief Fin'l
Denver, CO  80237       Treasurer, &            Officer, and
                        Director                Chief Acctg. Off.

Richard W. Healey       Senior Vice
7800 E. Union Avenue    President  &
Denver, CO  80237       Director

Charles P. Mayer        Director
7800 E. Union Avenue
Denver, CO 80237

Timothy J. Miller       Director
7800 E. Union Avenue
Denver, CO 80237

Glen A. Payne           Senior Vice             Secretary
7800 E. Union Avenue    President,
Denver, CO 80237        Secretary &
                        General Counsel

Pamela J. Piro          Assistant Treasurer     Assistant Treasurer
7800 E. Union Avenue
Denver, CO 80237

Judy P. Wiese           Vice President and      Asst. Secretary
7800 E. Union Avenue    Assistant Secretary
Denver, CO  80237


Mark H. Williamson      Chairman of the Board,  President,
7800 E. Union Avenue    President, & Chief      CEO & Director
Denver, CO 80237        Executive Officer

      c)       Not applicable.



ITEM 28.       LOCATION OF ACCOUNTS AND RECORDS

               Mark H. Williamson
               7800 E. Union Avenue
               Denver, CO  80237


ITEM 29.       MANAGEMENT SERVICES

               Not applicable.

ITEM 30.       UNDERTAKINGS

               Not applicable.

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Fund certifies that it meets all the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this post-effective amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Denver, County of Denver, and State of Colorado, on the 30th day of August, 1999.


                                         INVESCO Variable Investment Funds, Inc.

                                         /s/ Mark H. Williamson
Attest:                                  -----------------------------
                                         Mark H. Williamson, President
/s/ Glen A. Payne
--------------------------------
Glen A. Payne, Secretary

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the date indicated.

/s/ Mark H. Williamson                   /s/ Lawrence H. Budner
 -------------------------------         -----------------------------
Mark H. Williamson, President &          Lawrence H. Budner, Director
Director (Chief Executive Officer)

/s/ Ronald L. Grooms                      /s/ John W. McIntyre
----------------------------             -----------------------------
Ronald L. Grooms, Treasurer              John W. McIntyre, Director
(Chief Financial and Accounting
Officer)

/s/ Victor L. Andrews                    /s/ Fred A. Deering
-------------------------------          -----------------------------
Victor L. Andrews, Director              Fred A. Deering, Director

/s/ Bob R. Baker                         /s/ Larry Soll
-------------------------------          -----------------------------
Bob R. Baker, Director                   Larry Soll, Director

/s/ Charles W. Brady                     /s/ Kenneth T. King
-------------------------------          -----------------------------
Charles W. Brady, Director               Kenneth T. King, Director

/s/ Wendy L. Gramm
-------------------------------
Wendy L. Gramm, Director
                                              /s/ Glen A. Payne
By* ---------------------------          By*  ------------------------
Edward F. O'Keefe                              Glen A. Payne
Attorney in Fact                               Attorney in Fact

* Original Powers of Attorney authorizing Edward F. O'Keefe and Glen A. Payne, and each of them, to execute this post-effective amendment to the Registration Statement of the Registrant on behalf of the above-named directors and officers of the Registrant have been filed with the Securities and Exchange Commission on July 20, 1989, January 9, 1990, May 22, 1992, September 1, 1993, December 1,
1993, December 21, 1995, December 30, 1996, December 24, 1997 and May 4, 1998.

                                  Exhibit Index

                                          Page in
EXHIBIT NUMBER                            Registration Statement
--------------                            ----------------------

    a(6)                                  108
    a(7)                                  110
    a(8)                                  112
    d(1)                                  115
    d(2)(ii)                              124
    d(3)(ii)                              126
    d(4)                                  128
    g(5)                                  135
    j                                     136